UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP

CAPITAL MARKETS FUNDS

Large Capitalization Value Equity Investments

Large Capitalization Growth Investments

Small Capitalization Value Equity Investments

Small Capitalization Growth Investments

International Equity Investments

Emerging Markets Equity Investments

Government Money Investments

Core Fixed Income Investments

High Yield Investments

Municipal Bond Investments

International Fixed Income Investments

FORM N-Q

NOVEMBER 30, 2004

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 95.0%
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.3%
48,800	BorgWarner, Inc.	$2,442,928
153,630	Lear Corp.	8,910,540
94,000	Magna International Inc., Class A Shares	7,438,220

		18,791,688

Automobiles - 0.6%
148,000	Harley-Davidson, Inc.	8,557,360

Hotels, Restaurants & Leisure - 1.4%
193,700	Brinker International, Inc.*	6,610,981
100,000	Carnival Corp.	5,301,000
57,815	Harrah’s Entertainment, Inc.	3,549,841
122,300	International Game Technology	4,323,305

		19,785,127

Leisure Equipment & Products - 1.0%
733,455	Mattel, Inc.	13,898,972

Media - 4.7%
464,120	Comcast Corp., Special Class A Shares*	13,761,158
420,000	The DIRECTV Group, Inc.*	6,715,800
375,000	Fox Entertainment Group Inc., Class A Shares*	11,025,000
270,800	The Interpublic Group of Cos., Inc.*	3,360,628
709,400	Time Warner Inc.*	12,563,474
526,155	Viacom Inc., Class B Shares	18,257,578

		65,683,638

Multiline Retail - 1.4%
70,119	Federated Department Stores, Inc.	3,842,521
113,325	The May Department Stores Co.	3,186,699
234,200	Target Corp.	11,995,724

		19,024,944

Specialty Retail - 1.3%
190,000	The Home Depot, Inc.	7,932,500
231,000	Limited Brands	5,645,640
272,200	Office Depot, Inc.*	4,464,080

		18,042,220

Textiles & Apparel - 0.6%
251,570	Jones Apparel Group, Inc.	8,938,282

	TOTAL CONSUMER DISCRETIONARY	172,722,231

CONSUMER STAPLES - 6.6%
Beverages - 0.8%
80,025	Anheuser-Busch Co., Inc.	4,008,452
140,600	PepsiCo, Inc.	7,017,346

		11,025,798

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Food & Drug Retailing - 1.3%
139,600	CVS Corp.	$6,333,652
409,400	The Kroger Co.*	6,624,092
303,700	Safeway Inc.*	5,855,336

		18,813,080

Food Products - 1.1%
77,680	General Mills, Inc.	3,533,663
210,000	Smithfield Foods, Inc.*	6,100,500
86,000	Unilever NV, NY Shares	5,418,000

		15,052,163

Household Products - 0.9%
96,085	Colgate-Palmolive Co.	4,418,949
159,370	The Procter & Gamble Co.	8,523,108

		12,942,057

Tobacco - 2.5%
605,565	Altria Group, Inc.	34,813,932

	TOTAL CONSUMER STAPLES	92,647,030

ENERGY - 7.7%

Energy Equipment & Services - 1.3%
446,120	Halliburton Co.	18,447,062

Oil & Gas - 6.4%
282,040	BP PLC, Sponsored ADR	17,303,154
288,600	ChevronTexaco Corp.	15,757,560
184,000	ConocoPhillips	16,742,160
340,390	Exxon Mobil Corp.	17,444,988
254,800	Occidental Petroleum Corp.	15,341,508
65,900	Total SA, Sponsored ADR	7,222,640

		89,812,010

	TOTAL ENERGY	108,259,072

FINANCIALS - 27.0%

Banks - 9.5%
978,202	Bank of America Corp.	45,261,407
158,835	The Bank of New York Co., Inc.	5,227,260
255,700	National City Corp.	9,481,356
440,610	SunTrust Banks, Inc.	31,415,493
230,000	U.S. Bancorp	6,814,900
470,795	Wachovia Corp.	24,363,641
166,794	Wells Fargo & Co.	10,302,865

		132,866,922

Diversified Financials - 11.3%
430,000	Assured Guaranty Ltd.	7,920,600
357,620	Fannie Mae	24,568,494
258,385	Freddie Mac	17,637,360
158,000	The Goldman Sachs Group, Inc.	16,552,080
405,873	ING Groep N.V., Sponsored ADR	11,133,096
595,360	JPMorgan Chase & Co.	22,415,304

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 11.3% (continued)
143,550	Lehman Brothers Holdings Inc.	$12,026,619
402,670	MBNA Corp.	10,694,915
275,590	Merrill Lynch & Co., Inc.	15,353,119
393,935	Morgan Stanley	19,992,201

		158,293,788

Insurance - 6.1%
255,000	ACE Ltd.	10,307,100
210,000	Allstate Corp.	10,605,000
66,600	American International Group, Inc.	4,219,110
409,900	Conseco, Inc.*	7,784,001
165,660	Genworth Financial Inc., Class A Shares	4,356,858
205,455	The Hartford Financial Services Group, Inc.	13,149,120
37,166	Manulife Financial Corp.	1,669,868
60,450	Marsh & McLennan Cos., Inc.	1,728,266
203,600	MetLife, Inc.	7,940,400
65,775	Prudential Financial, Inc.	3,219,686
430,485	UnumProvident Corp.	6,702,651
184,675	XL Capital Ltd., Class A Shares	13,917,108

		85,599,168

Real Estate - 0.1%
32,405	New Century Financial Corp.	2,049,940

	TOTAL FINANCIALS	378,809,818

HEALTHCARE - 7.8%

Healthcare Equipment & Supplies - 0.5%
94,000	Guidant Corp.	6,094,020

Healthcare Providers & Services - 2.0%
126,000	CIGNA Corp.	8,822,520
300,000	HCA Inc.	11,826,000
316,000	Humana, Inc.*	7,843,120

		28,491,640

Pharmaceuticals - 5.3%
375,090	Abbott Laboratories	15,738,776
346,600	GlaxoSmithKline PLC, ADR	14,744,364
323,800	Medco Health Solutions, Inc.*	12,213,736
100,380	Merck & Co., Inc.	2,812,648
256,200	Pfizer Inc.	7,114,674
545,530	Wyeth	21,750,281

		74,374,479

	TOTAL HEALTHCARE	108,960,139

INDUSTRIALS - 13.1%

Aerospace & Defense - 1.5%
151,300	The Boeing Co.	8,105,141
130,275	Lockheed Martin Corp.	7,925,931
91,130	Northrop Grumman Corp.	5,133,353

		21,164,425

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Building Products - 0.7%
283,065	Masco Corp.	$9,983,703

Commercial Services & Supplies - 0.9%
624,000	Allied Waste Industries, Inc.*	5,672,160
124,500	Pitney Bowes, Inc.	5,449,365
58,010	R.R. Donnelley & Sons Co.	2,012,947

		13,134,472

Construction & Engineering - 0.6%
180,000	Jacobs Engineering Group Inc.*	8,274,600

Electrical Equipment - 1.2%
208,150	Cooper Industries, Ltd., Class A Shares	13,802,427
57,900	Hubbell Inc., Class B Shares	2,813,940

		16,616,367

Industrial Conglomerates - 4.5%
82,955	3M Co.	6,602,388
1,106,620	General Electric Co.	39,130,083
201,880	Honeywell International Inc.	7,132,420
130,100	Textron, Inc.	9,447,862

		62,312,753

Machinery - 1.7%
70,285	Caterpillar Inc.	6,434,592
61,200	Eaton Corp.	4,124,880
57,500	Illinois Tool Works, Inc.	5,418,225
44,965	Ingersoll-Rand Co. Ltd., Class A Shares	3,346,295
176,820	Pall Corp.	4,790,054

		24,114,046

Road & Rail - 2.0%
270,400	Burlington Northern Santa Fe Corp.	12,178,816
91,705	Canadian National Railway Co.	5,316,139
266,700	CSX Corp.	10,169,271

		27,664,226

	TOTAL INDUSTRIALS	183,264,592

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.4%
530,400	Nortel Networks Corp.*	1,840,488
465,900	Tellabs, Inc.*	3,983,445

		5,823,933

Computers & Peripherals - 2.4%
1,493,800	Hewlett-Packard Co.	29,876,000
26,750	International Business Machines Corp.	2,520,920
287,880	Sun Microsystems, Inc.*	1,597,734

		33,994,654

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 3.1%
216,565	Celestica, Inc., Subordinate Voting Shares*	$3,287,457
518,222	Flextronics International Ltd.*	7,436,486
238,100	Ingram Micro Inc., Class A Shares*	4,581,044
318,280	Sanmina-SCI Corp.*	2,810,412
3,370,927	Solectron Corp.*	21,068,294
98,150	Tech Data Corp.*	4,455,029

		43,638,722

IT Consulting & Services - 0.6%
319,880	Accenture Ltd., Class A Shares*	8,297,687

Semiconductor Equipment & Products - 1.0%
615,000	Applied Materials, Inc.*	10,233,600
102,740	QLogic Corp.*	3,533,229

		13,766,829

Software - 1.3%
463,000	BMC Software, Inc.*	8,602,540
371,100	Microsoft Corp.	9,949,191

		18,551,731

	TOTAL INFORMATION TECHNOLOGY	124,073,556

MATERIALS - 5.7%
Chemicals - 2.1%
284,780	Air Products & Chemicals, Inc.	16,303,655
133,380	The Dow Chemical Co.	6,731,689
140,640	Monsanto Co.	6,472,253

		29,507,597

Containers & Packaging - 0.8%
335,000	Pactiv Corp.*	8,324,750
196,800	Smurfit-Stone Container Corp.*	3,534,528

		11,859,278

Metals & Mining - 1.3%
377,170	Alcoa Inc.	12,816,237
137,995	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	5,399,744

		18,215,981

Paper & Forest Products - 1.5%
226,702	International Paper Co.	9,412,667
332,300	MeadWestvaco Corp.	11,181,895

		20,594,562

	TOTAL MATERIALS	80,177,418

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
423,855	Citizens Communications Co.	6,061,127
361,664	SBC Communications Inc.	9,103,083
766,600	Sprint Corp., FON Group	17,486,146
294,995	Verizon Communications Inc.	12,162,644

		44,813,000

	TOTAL TELECOMMUNICATION SERVICES	44,813,000

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
UTILITIES - 2.8%
Electric Utilities - 2.0%
267,263	American Electric Power Co., Inc.	$9,132,377
217,020	Entergy Corp.	14,067,236
148,000	Wisconsin Energy Corp.	4,923,960

		28,123,573

Gas Utilities - 0.8%
290,400	Sempra Energy	10,738,992

	TOTAL UTILITIES	38,862,565

	TOTAL COMMON STOCK
	(Cost - $1,139,594,789)	1,332,589,421

FACE AMOUNT
REPURCHASE AGREEMENTS - 5.0%
$2,067,000	State Street Bank and Trust Co. dated 11/30/04, 1.790% due 12/1/04; Proceeds at maturity - $2,067,103; (Fully collateralized by U.S. Treasury Bonds, 7.500% due 11/15/16; Market value - $2,112,550)	2,067,000
68,474,000	UBS Financial Services Inc. dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity - $68,477,937; ( Fully collateralized by various U.S. Government Agency Obligations and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value - $69,843,480)	68,474,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $70,541,000)	70,541,000

	TOTAL INVESTMENTS - 100.0% (Cost - $1,210,135,789**)	1,403,130,421
	Liabilities in Excess of Other Assets - (0.0)%	(425,604)

	TOTAL NET ASSETS - 100.0%	$1,402,704,817

*	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.5%

CONSUMER DISCRETIONARY - 24.6%

Automobiles - 0.8%
189,741	Harley-Davidson, Inc.	$10,970,825

Hotels, Restaurants and Leisure - 5.6%
175,800	Carnival Corp.	9,319,158
381,400	Hilton Hotels Corp.	7,879,724
129,650	International Game Technology	4,583,128
58,390	Marriott International, Inc., Class A Shares	3,319,472
11,280	MGM MIRAGE*	657,624
7,090	PF Chang’s China Bistro, Inc.*	398,742
16,900	Scientific Games Corp., Class A Shares*	403,910
733,650	Starbucks Corp.*	41,275,149
8,820	Starwood Hotels & Resorts Worldwide, Inc.	461,198
13,740	Station Casinos, Inc.	783,730
13,930	WMS Industries Inc.*	414,278
7,170	Wynn Resorts, Ltd.*	416,505
91,610	Yum! Brands, Inc.	4,159,094

		74,071,712

Household Durables - 0.5%
3,310	Harman International Industries, Inc.	406,634
173,340	Sony Corp., Sponsored ADR	6,302,642

		6,709,276

Internet and Catalog Retail - 6.7%
456,900	Amazon.com, Inc.*	18,129,792
628,758	eBay Inc.*	70,703,837
4,990	Overstock.com, Inc.*	355,587

		89,189,216

Media - 4.4%
10,940	DreamWorks Animation SKG, Inc.*	404,342
151,400	The E.W. Scripps Co., Class A Shares	7,076,436
229,600	News Corp. Inc., Sponsored ADR	4,153,464
134,100	Pixar*	12,158,847
56,230	Sirius Satellite Radio, Inc.*	373,367
132,840	Time Warner Inc.*	2,352,596
204,400	Univision Communications Inc., Class A Shares*	6,152,440
240,700	Viacom Inc., Class B Shares	8,352,290
462,105	XM Satellite Radio Holdings Inc., Class A Shares*	17,056,296

		58,080,078

Multiline Retail - 2.4%
156,400	Costco Wholesale Corp.	7,601,040
255,800	Kohl’s Corp.*	11,807,728
238,810	Wal-Mart Stores, Inc.	12,432,449

		31,841,217

Specialty Retail - 4.0%
7,300	American Eagle Outfitters, Inc.	304,921
301,860	Bed Bath and Beyond Inc.*	12,052,666
181,330	Best Buy Co., Inc.	10,223,385
9,340	CDW Corp.	613,825
16,470	Chico’s FAS, Inc.*	635,742
265,830	Lowe’s Cos., Inc.	14,708,374

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Specialty Retail - 4.0% (continued)
14,730	RadioShack Corp.	$465,026
135,900	Tiffany & Co.	4,158,540
10,570	Urban Outfitters, Inc.*	449,225
247,600	Williams-Sonoma, Inc.*	9,064,636

		52,676,340

Textiles and Apparel - 0.2%
68,920	Coach, Inc.*	3,434,973

	TOTAL CONSUMER DISCRETIONARY	326,973,637

CONSUMER STAPLES - 3.3%
Beverages - 0.7%
9,610	Constellation Brands, Inc., Class A Shares*	429,567
166,270	PepsiCo, Inc.	8,298,536

		8,728,103

Food and Drug Retailing - 1.2%
412,693	Walgreen Co.	15,756,619
3,490	Whole Foods Market, Inc.	316,787

		16,073,406

Food Products - 0.6%
223,120	Archer-Daniels-Midland Co.	4,730,144
72,960	Kraft Foods Inc., Class A Shares	2,495,232
13,010	McCormick & Co., Inc.	474,214

		7,699,590

Household Products - 0.7%
9,270	The Clorox Co.	510,962
166,810	The Procter & Gamble Co.	8,920,999

		9,431,961

Personal Products - 0.1%
50,060	Avon Products, Inc.	1,879,252

	TOTAL CONSUMER STAPLES	43,812,312

ENERGY - 3.9%
Energy Equipment and Services - 0.2%
9,400	BJ Services Co.	476,298
14,400	Grant Prideco, Inc.*	310,320
9,290	Smith International, Inc.*	562,695
14,730	Transocean Inc.*	593,177

		1,942,490

Oil and Gas - 3.7%
215,700	Apache Corp.	11,660,742
6,640	Ashland, Inc.	392,756
186,600	ChevronTexaco Corp.	10,188,360
91,000	ConocoPhillips	8,280,090
179,300	Exxon Mobil Corp.	9,189,125
20,680	Range Resources Corp.	428,903
9,810	Teekay Shipping Corp.	522,481
6,180	Ultra Petroleum Corp.*	325,439
230,242	XTO Energy, Inc.	8,369,297

		49,357,193

	TOTAL ENERGY	51,299,683

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 9.3%
Banks - 0.9%
120,700	Bank of America Corp.	$5,584,789
5,160	City National Corp.	352,944
68,005	Commerce Bancorp, Inc.	4,248,272
6,700	Northern Trust Corp.	315,168
7,690	Silicon Valley Bancshares*	322,826
17,320	Sovereign Bancorp, Inc.	378,442
10,430	UCBH Holdings, Inc.	472,896

		11,675,337

Diversified Financials - 5.0%
11,445	Affiliated Managers Group*	725,384
262,496	American Express Co.	14,623,652
2,850	The Bear Stearns Cos. Inc.	278,103
246,900	Capital One Financial Corp.	19,401,402
398,450	The Charles Schwab Corp.	4,295,291
9,990	Doral Financial Corp.	463,536
53,250	E*TRADE Financial Corp.*	738,045
64,360	The Goldman Sachs Group, Inc.	6,742,354
165,100	Merrill Lynch & Co., Inc.	9,197,721
113,800	Moody’s Corp.	9,189,350
13,220	T. Rowe Price Group Inc.	782,095

		66,436,933

Insurance - 3.4%
161,065	AFLAC, Inc.	6,059,265
178,920	American International Group, Inc.	11,334,582
308,930	The Progressive Corp.	28,109,541

		45,503,388

Real Estate - 0.0%
21,750	Host Marriott Corp.*	340,605

	TOTAL FINANCIALS	123,956,263

HEALTHCARE - 18.5%
Biotechnology - 8.0%
362,970	Amgen Inc.*	21,792,719
185,740	Biogen Idec Inc.*	10,899,223
254,000	Celgene Corp.*	6,964,680
6,600	Charles River Laboratories International, Inc.*	308,550
848,940	Genentech, Inc.*	40,961,355
197,590	Genzyme Corp.*	11,067,016
374,650	Gilead Sciences, Inc.*	12,910,439
15,620	MedImmune, Inc.*	415,492
8,920	Neurocrine Biosciences, Inc.*	410,320

		105,729,794

Healthcare Equipment and Supplies - 4.4%
10,660	Bausch & Lomb Inc.	627,661
14,430	Biomet, Inc.	690,764
125,390	Boston Scientific Corp.*	4,364,826
14,540	C.R. Bard, Inc.	871,091
5,850	The Cooper Cos., Inc.	406,750
6,070	Dade Behring Holdings Inc.*	325,898
14,920	Fisher Scientific International Inc.*	843,577

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment and Supplies - 4.4% (continued)
13,085	INAMED Corp.*	$702,010
376,914	Medtronic, Inc.	18,110,718
150,940	Patterson Cos. Inc.*	6,167,408
133,240	St. Jude Medical, Inc.*	5,081,774
171,800	Stryker Corp.	7,557,482
155,190	Zimmer Holdings, Inc.*	12,663,504

		58,413,463

Healthcare Providers and Services - 1.9%
69,600	Aetna Inc.	8,248,296
4,360	AMERIGROUP Corp.*	300,840
138,930	Caremark Rx, Inc.*	4,968,137
162,200	HCA, Inc.	6,393,924
7,250	Henry Schein, Inc.*	472,555
9,330	Laboratory Corp. of America Holdings*	447,374
9,300	Manor Care, Inc.	320,385
9,510	PacifiCare Health Systems, Inc.*	460,284
29,650	WellPoint Health Networks, Inc.*	3,709,215

		25,321,010

Pharmaceuticals - 4.2%
130,500	Allergan, Inc.	9,591,750
350,190	Elan Corp. PLC, Sponsored ADR*	9,245,016
5,790	Eyetech Pharmaceuticals Inc.*	233,453
309,342	Johnson & Johnson	18,659,509
68,800	Medco Health Solutions, Inc. *	2,595,136
12,700	The Medicines Co.*	316,738
14,060	MGI Pharma, Inc.*	379,479
85,620	Sanofi-Aventis, ADR	3,233,011
6,560	Sepracor Inc.*	291,986
435,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	11,866,800

		56,412,878

	TOTAL HEALTHCARE	245,877,145

INDUSTRIALS - 8.1%

Air Freight and Couriers - 0.4%
8,500	Expeditors International of Washington, Inc.	452,710
56,600	United Parcel Service, Inc., Class B Shares	4,762,890

		5,215,600

Airlines - 0.1%
44,220	Southwest Airlines Co.	695,581

Building Products - 0.0%
10,720	American Standard Cos. Inc.*	417,437

Commercial Services and Supplies - 4.5%
11,470	Alliance Data Systems Corp.*	492,063
429,530	Apollo Group, Inc., Class A Shares*	34,233,541
16,420	CheckFree Corp.*	608,361
9,910	ChoicePoint Inc.*	434,554
6,600	Fiserv, Inc.*	254,166
8,150	Global Payments Inc.	449,554
33,260	Monster Worldwide, Inc.*	937,599
390,150	Paychex, Inc.	12,937,374
291,600	Republic Services, Inc.	9,182,484

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Commercial Services and Supplies - 4.5% (continued)
19,770	Robert Half International Inc.	$534,383

		60,064,079

Electrical Equipment - 0.1%
15,480	Rockwell Automation, Inc.	732,204

Industrial Conglomerates - 2.4%
77,800	3M Co.	6,192,102
631,520	General Electric Co.	22,330,547
117,330	Tyco International Ltd.	3,985,700

		32,508,349

Machinery - 0.6%
55,370	Caterpillar Inc.	5,069,124
39,940	Danaher Corp.	2,271,787
4,630	Eaton Corp.	312,062
14,470	Pentair, Inc.	579,089

		8,232,062

Road and Rail - 0.0%
3,680	Yellow Roadway Corp.*	194,488

	TOTAL INDUSTRIALS	108,059,800

INFORMATION TECHNOLOGY - 28.2%

Communications Equipment - 5.5%
1,699,351	Cisco Systems, Inc.*	31,794,857
28,150	Comverse Technology, Inc.*	598,750
17,180	F5 Networks, Inc. *	739,599
175,120	Juniper Networks, Inc.*	4,821,054
42,490	Polycom, Inc.*	970,472
737,400	QUALCOMM, Inc.	30,690,588
28,500	Research In Motion Ltd.*	2,535,645
58,390	Sonus Networks, Inc.*	385,958

		72,536,923

Computers and Peripherals - 6.5%
87,350	Apple Computer, Inc.*	5,856,818
9,770	Avid Technology, Inc.*	557,574
1,055,724	Dell Inc.*	42,777,936
293,250	EMC Corp.*	3,935,415
658,990	Network Appliance, Inc.*	19,875,138
2,452,080	Sun Microsystems, Inc.*	13,609,044

		86,611,925

Electronic Equipment and Instruments - 1.1%
6,720	Benchmark Electronics, Inc.*	235,536
135,100	Diebold, Inc.	7,187,320
6,240	Roper Industries, Inc.	384,072
85,720	Sanmina-SCI Corp.*	756,908
188,100	Thermo Electron Corp.*	5,690,025
12,050	Waters Corp.*	562,253

		14,816,114

Internet Software and Services - 3.8%
25,370	Akamai Technologies, Inc.*	328,542
19,430	Ariba, Inc.*	320,595
18,040	Ask Jeeves, Inc.*	466,154
46,360	CNET Networks, Inc.*	432,075

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Internet Software and Services - 3.8% (continued)
91,530	Google Inc., Class A Shares*	$16,749,990
32,360	VeriSign, Inc.*	1,064,644
840,000	Yahoo! Inc.*	31,600,800

		50,962,800

IT Consulting and Services - 0.7%
17,870	Cognizant Technology Solutions Corp., Class A Shares*	681,383
389,800	Electronic Data Systems Corp.	8,751,010

		9,432,393

Semiconductor Equipment and Products - 4.8%
35,350	Advanced Micro Devices, Inc.*	752,248
212,490	Analog Devices, Inc.	7,851,506
554,085	Applied Materials, Inc.*	9,219,974
15,350	Cymer, Inc. *	466,947
326,498	Intel Corp.	7,297,230
8,810	KLA-Tencor Corp.*	396,979
29,350	Lam Research Corp.*	763,394
18,970	Marvell Technology Group Ltd.*	608,178
347,900	Maxim Integrated Products, Inc.	14,249,984
25,200	National Semiconductor Corp.*	389,592
77,240	PMC-Sierra, Inc.*	852,730
239,200	Texas Instruments Inc.	5,783,856
478,280	Xilinx, Inc.	14,931,902

		63,564,520

Software - 5.8%
15,210	Amdocs Ltd.*	393,178
23,810	Citrix Systems, Inc.*	562,154
284,300	Computer Associates International, Inc.	8,679,679
170,280	Electronic Arts Inc.*	8,326,692
12,740	Macromedia, Inc.*	363,472
746,680	Microsoft Corp.	20,018,491
373,600	Red Hat, Inc.*	5,409,728
6,860	SafeNet, Inc.*	244,628
321,850	SAP AG, Sponsored ADR	14,322,325
199,200	Symantec Corp.*	12,710,952
5,560	Take-Two Interactive Software, Inc.*	194,322
56,100	TIBCO Software Inc.*	645,150
226,100	VERITAS Software Corp.*	4,951,590

		76,822,361

	TOTAL INFORMATION TECHNOLOGY	374,747,036

MATERIALS - 1.3%

Chemicals - 0.8%
4,180	Eastman Chemical Co.	227,308
276,400	Ecolab Inc.	9,668,472
15,550	Lyondell Chemical Co.	436,333

		10,332,113

Containers and Packaging - 0.0%
8,400	Ball Corp.	375,732

Metals and Mining - 0.5%
22,600	Allegheny Technologies Inc.	497,200
74,630	Companhia Vale do Rio Doce., ADR	1,852,316

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Metals and Mining - 0.5% (continued)
99,000	Inco Ltd.*	$3,730,320
4,610	Peabody Energy Corp.	382,630
3,190	Phelps Dodge Corp.	309,844

		6,772,310

	TOTAL MATERIALS	17,480,155

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
59,920	America Movil S.A. de C.V., Series L Shares, ADR	2,798,863
18,790	American Tower Corp., Class A Shares*	340,663
8,850	NII Holdings Inc.*	382,851
16,030	Western Wireless Corp., Class A Shares*	432,810

	TOTAL TELECOMMUNICATION SERVICES	3,955,187

	TOTAL COMMON STOCK
	(Cost - $1,027,773,433)	1,296,161,218

FACE AMOUNT
REPURCHASE AGREEMENTS - 2.5%
$13,000	Bank of America dated 11/30/04, 2.07% due 12/1/04; Proceeds at maturity - $13,075; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.000% due 1/21/05 to 1/15/13; Market value - $13,260)	13,000
9,959,000	State Street Bank and Trust Co. dated 11/30/04, 1.79% due 12/1/04; Proceeds at maturity - $9,959,495; (Fully collateralized by U.S. Treasury Bonds, 7.500% due 11/15/16; Market value - $10,164,275)	9,959,000
23,336,000	UBS Financial Services, Inc. dated 11/30/04, 2.07% due 12/1/04; Proceeds at maturity - $23,337,342; (Fully collateralized by various U.S. Government Agency Obligations, and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value - $23,802,720)	23,336,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $33,308,000)	33,308,000

	TOTAL INVESTMENTS - 100.0% (Cost - $1,061,081,433**)	1,329,469,218
	Liabilities in Excess of Other Assets - (0.0)%	(248,759)

	TOTAL NET ASSETS - 100.0%	$1,329,220,459

*	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in the schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 95.9%

CONSUMER DISCRETIONARY - 13.7%

Auto Components - 1.5%
82,800	ArvinMeritor, Inc.	$1,817,460
106,100	Cooper Tire & Rubber Co.	2,166,562
98,188	Modine Manufacturing Co.	3,156,744

		7,140,766

Hotels, Restaurants & Leisure - 3.1%
55,300	Bob Evans Farms, Inc.	1,396,325
80,025	CBRL Group, Inc.	3,262,619
597,300	CKE Restaurants, Inc.*+	7,472,223
114,700	Vail Resorts, Inc.*+	2,609,425

		14,740,592

Household Durables - 3.0%
448,600	Fleetwood Enterprises, Inc.*	6,078,530
41,600	Lancaster Colony Corp.	1,817,088
54,100	Libbey Inc.	1,134,477
71,600	Snap-on Inc.	2,263,276
94,215	The Yankee Candle Co., Inc.*	2,869,789

		14,163,160

Leisure Equipment & Products - 1.9%
206,698	Arctic Cat Inc.	5,520,904
126,100	K2 Inc.*	2,128,568
138,800	Sturm, Ruger & Co., Inc.	1,260,304

		8,909,776

Multiline Retail - 0.4%
74,400	Burlington Coat Factory Warehouse Corp.	1,734,264

Specialty Retail - 1.7%
65,400	The Cato Corp., Class A Shares+	1,744,872
195,800	CSK Auto Corp.*	3,003,572
119,100	The Sports Authority, Inc.*+	3,395,541

		8,143,985

Textiles & Apparel - 2.1%
58,400	Brown Shoe Co., Inc.	1,665,568
50,500	Kellwood Co.	1,757,905
95,500	Russell Corp.	1,751,470
437,200	Skechers U.S.A., Inc., Class A Shares*	5,075,892

		10,250,835

	TOTAL CONSUMER DISCRETIONARY	65,083,378

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 5.9%

Food & Drug Retailing - 1.8%
97,500	Casey’s General Stores, Inc.	$1,888,575
83,400	Ruddick Corp.	1,818,954
188,900	Smart & Final Inc. *+	2,735,272
49,100	Weis Markets, Inc.	1,885,440

		8,328,241

Food Products - 1.9%
80,300	Central Garden & Pet Co.*	3,107,610
34,300	Corn Products International, Inc.	1,866,606
65,000	Fresh Del Monte Produce Inc.+	1,787,500
14,800	Sanderson Farms, Inc.+	551,300
77,700	Sensient Technologies Corp.+	1,790,985

		9,104,001

Household Products - 0.4%
63,900	WD-40 Co.	1,866,519

Tobacco - 1.8%
197,050	Schweitzer-Mauduit International, Inc.	6,810,048
36,000	Universal Corp.	1,752,480

		8,562,528

	TOTAL CONSUMER STAPLES	27,861,289

ENERGY - 8.2%
Energy Equipment & Services - 3.7%
854,920	Input/Output, Inc. *+	7,497,648
62,200	Rowan Cos., Inc.*	1,610,980
1,154,600	Stolt Offshore S.A., ADR*+	6,765,956
52,000	Tidewater, Inc.+	1,764,360

		17,638,944

Oil & Gas - 4.5%
43,000	Berry Petroleum Co., Class A Shares	1,990,900
43,500	Cabot Oil & Gas Corp.	2,104,530
36,900	Frontline Ltd.+	2,215,845
67,700	Holly Corp.+	1,907,109
51,200	Penn Virginia Corp.	2,225,152
110,500	Range Resources Corp.	2,291,770
60,900	Spinnaker Exploration Co.*+	2,208,843
49,900	St. Mary Land & Exploration Co.+	2,145,201
44,400	Teekay Shipping Corp.+	2,364,744
54,500	Western Gas Resources, Inc.	1,689,500

		21,143,594

	TOTAL ENERGY	38,782,538

EXCHANGE TRADED FUND - 1.2%
29,310	iShares Russell 2000 Value Index Fund+	5,579,158

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 17.1%

Banks - 6.9%
56,200	AMCORE Financial, Inc.	$1,828,186
54,805	Astoria Financial Corp.	2,274,408
71,400	BancorpSouth, Inc.+	1,775,004
144,700	Brookline Bancorp, Inc.+	2,344,140
58,500	Commercial Federal Corp.	1,704,105
99,000	FirstMerit Corp.	2,709,630
132,650	Fulton Financial Corp.+	2,971,360
263,300	NetBank, Inc.+	2,704,091
357,525	Ocwen Financial Corp.*+	3,335,708
66,195	Old National Bancorp+	1,719,746
55,999	Pacific Capital Bancorp	1,848,527
60,699	Provident Bankshares Corp.	2,230,081
69,600	Susquehanna Bancshares, Inc.	1,809,600
65,420	Washington Federal, Inc.	1,764,377
38,800	Webster Financial Corp.	1,941,940

		32,960,903

Diversified Financials - 0.7%
149,200	eSPEED, Inc., Class A Shares*	1,669,548
84,000	Intrawest Corp.	1,679,160

		3,348,708

Insurance - 4.8%
39,600	AmerUs Group Co.+	1,725,372
37,650	Delphi Financial Group, Inc., Class A Shares	1,749,219
94,245	HCC Insurance Holdings, Inc.	3,123,279
54,000	Hilb, Rogal and Hobbs Co.+	1,873,260
31,900	LandAmerica Financial Group, Inc.+	1,703,460
15,500	Markel Corp.*	4,991,000
120,600	Ohio Casualty Corp.*	2,590,488
77,000	Scottish Re Group Ltd.+	1,771,000
74,300	Zenith National Insurance Corp.	3,415,571

		22,942,649

Real Estate - 4.7%
26,400	CBL & Associates Properties, Inc.	1,934,856
113,800	Crescent Real Estate Equities Co.	2,059,780
172,600	Eagle Hospitality Properties Trust Inc.*	1,648,330
85,700	Equity One, Inc.	1,948,818
41,500	First Industrial Realty Trust, Inc.	1,651,700
44,700	Healthcare Realty Trust, Inc.	1,819,290
147,700	HRPT Properties Trust	1,785,693
332,800	MeriStar Hospitality Corp.*	2,263,040
83,300	Nationwide Health Properties, Inc.	1,907,570
68,200	New Plan Excel Realty Trust+	1,805,936
43,500	Post Properties, Inc.	1,483,350

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Real Estate - 4.7% (continued)
44,700	Shurgard Storage Centers, Inc., Class A Shares	$1,849,686

		22,158,049

	TOTAL FINANCIALS	81,410,309

HEALTHCARE - 3.4%

Healthcare Equipment & Supplies - 1.4%
59,400	Arrow International, Inc.	1,796,256
39,500	Invacare Corp.	1,995,145
57,200	West Pharmaceutical Services, Inc.	1,337,336
49,910	Zoll Medical Corp.*	1,693,446

		6,822,183

Healthcare Providers & Services - 1.3%
132,640	Cross Country Healthcare, Inc.*+	2,354,360
65,200	Owens & Minor, Inc.	1,809,300
51,200	Triad Hospitals, Inc.*	1,878,528

		6,042,188

Pharmaceuticals - 0.7%
88,840	Par Pharmaceutical Cos. Inc.*	3,505,626

	TOTAL HEALTHCARE	16,369,997

INDUSTRIALS - 21.2%

Aerospace & Defense - 1.4%
12,800	Cubic Corp.+	326,400
31,200	Curtiss-Wright Corp.	1,859,520
52,600	Kaman Corp., Class A Shares	631,200
30,300	Precision Castparts Corp.	1,964,652
48,600	World Fuel Services Corp.	2,002,320

		6,784,092

Building Products - 2.9%
59,900	Crane Co.	1,812,574
440,400	Lennox International Inc.+	7,922,796
43,600	Universal Forest Products, Inc.	1,881,776
52,300	York International Corp.	1,928,301

		13,545,447

Commercial Services & Supplies - 6.6%
42,300	Banta Corp.	1,882,350
116,000	Corinthian Colleges, Inc.*+	2,021,300
90,700	Ennis Inc.	1,800,395
61,600	Headwaters Inc.*+	1,973,048
334,870	Herman Miller, Inc.+	8,225,412
80,215	Ionics, Inc.*+	3,466,090
38,900	Landauer, Inc.	1,804,182
217,700	Schawk, Inc.+	3,696,546
89,300	Valassis Communications, Inc.*	3,031,735
18,100	Viad Corp.	434,219

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 6.6% (continued)
113,465	Watson Wyatt & Co. Holdings	$3,024,977

		31,360,254

Construction & Engineering - 1.0%
59,600	Chicago Bridge & Iron Co. N.V., NY Shares	2,306,520
57,837	Washington Group International, Inc.*+	2,255,643

		4,562,163

Electrical Equipment - 3.2%
63,900	Acuity Brands, Inc.	1,880,577
58,500	AMETEK, Inc.	1,911,780
277,700	Belden CDT Inc.	6,439,863
110,975	Rayovac Corp.*+	3,293,738
64,500	Regal-Beloit Corp.+	1,819,545

		15,345,503

Industrial Conglomerates - 0.4%
39,800	Teleflex Inc.	2,009,900

Machinery - 3.6%
49,600	Albany International Corp., Class A Shares	1,659,120
68,500	Barnes Group Inc.	1,793,330
36,000	Harsco Corp.	1,913,400
52,500	Lincoln Electric Holdings, Inc.	1,884,225
28,700	Mueller Industries, Inc.	881,951
282,850	Robbins & Myers, Inc.+	6,827,999
76,300	Valmont Industries, Inc.	1,904,448

		16,864,473

Marine - 0.0%
4,919	Ship Finance International Ltd.	123,221

Road and Rail - 0.7%
41,600	Arkansas Best Corp.	1,793,792
46,800	USF Corp.	1,730,196

		3,523,988

Transportation Infrastructure - 1.4%
376,750	Sea Containers Ltd., Class A Shares+	6,634,568

	TOTAL INDUSTRIALS	100,753,609

INFORMATION TECHNOLOGY - 6.0%

Communications Equipment - 0.9%
364,800	3Com Corp.*	1,619,712
351,500	Powerwave Technologies, Inc.*+	2,842,932

		4,462,644

Computers & Peripherals - 0.5%
75,300	Imation Corp.	2,425,413

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 0.8%
153,200	Itron, Inc.*+	$3,316,780
44,200	Methode Electronics, Inc.	583,440

		3,900,220

Internet Software & Services - 0.5%
422,500	SonicWALL, Inc.*+	2,598,375

IT Consulting & Services - 0.5%
143,330	Forrester Research, Inc.*+	2,339,146

Semiconductor Equipment & Products - 2.5%
270,000	Brooks Automation, Inc.*	4,144,500
321,700	Cohu, Inc.+	5,391,692
127,700	Ultratech, Inc.*	2,200,271

		11,736,463

Software - 0.3%
84,000	KFx Inc.*+	1,265,040

	TOTAL INFORMATION TECHNOLOGY	28,727,301

MATERIALS - 14.2%

Chemicals - 5.0%
845,900	Intertape Polymer Group Inc.*	6,724,905
92,300	The Lubrizol Corp.	3,188,965
358,550	Lyondell Chemical Co.+	10,060,913
106,900	Methanex Corp.	1,877,164
101,900	RPM International, Inc.	1,884,131

		23,736,078

Construction Materials - 1.4%
131,600	Martin Marietta Materials, Inc.	6,612,900

Containers & Packaging - 2.7%
154,340	Caraustar Industries, Inc.*+	2,483,331
181,500	Greif Inc., Class A Shares+	8,777,340
106,100	Rock-Tenn Co., Class A Shares	1,712,454

		12,973,125

Metals & Mining - 5.1%
120,800	Arch Coal, Inc.+	4,614,560
50,400	Commercial Metals Co.+	2,285,136
130,500	Goldcorp Inc.+	1,984,905
251,200	IAMGOLD Corp.+	1,926,704
65,500	IPSCO, Inc.	2,645,545
67,000	Massey Energy Co.+	2,353,040
528,800	Ryerson Tull, Inc.+	8,555,984

		24,365,874

	TOTAL MATERIALS	67,687,977

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.3%

Diversified Telecommunication Services - 0.3%
236,700	TALK America Holdings, Inc.*+	$1,495,944

	TOTAL TELECOMMUNICATION SERVICES	1,495,944

UTILITIES - 4.7%

Electric Utilities - 1.2%
207,000	Cleco Corp.	4,098,600
67,950	PNM Resources Inc.	1,728,648

		5,827,248

Gas Utilities - 2.7%
65,000	Atmos Energy Corp.	1,754,350
32,500	Energen Corp.	1,880,450
64,300	National Fuel Gas Co.	1,813,260
53,200	Northwest Natural Gas Co.+	1,801,352
38,900	Peoples Energy Corp.+	1,735,718
46,600	UGI Corp.	1,891,028
54,700	WGL Holdings Inc.	1,658,504

		12,534,662

Multi-Utilities - 0.8%
65,100	Vectren Corp.	1,704,318
91,810	Westar Energy, Inc.	2,033,592

		3,737,910

	TOTAL UTILITIES	22,099,820

	TOTAL COMMON STOCK
	(Cost - $327,279,508)	455,851,320

FACE AMOUNT
REPURCHASE AGREEMENTS - 4.2%
$2,243,000	State Street Bank and Trust Co. dated 11/30/04, 1.790% due 12/1/04; Proceeds at maturity - $2,243,112; (Fully collateralized by U.S. Treasury Bonds, 7.500% due 11/15/16; Market value - $2,289,650)	2,243,000
17,705,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity - $17,706,018; (Fully collateralized by various U.S. Government Agency Obligations and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value - $18,059,100)	17,705,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $19,948,000)	19,948,000

	TOTAL INVESTMENTS - 100.1% (Cost - $347,227,508**)	475,799,320
	Liabilities in Excess of Other Assets - (0.1)%	(376,359)

	TOTAL NET ASSETS - 100.0%	$475,422,961

See Notes to Schedules of Investments.

LOANED SECURITIES COLLATERAL
$118,734,981	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $118,734,981)	$118,734,981

*	Non-income producing security.

+	All or a portion of this security is on loan.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.2%

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.6%
98,800	Westinghouse Air Brake Technologies Corp.	$2,032,316

Hotels, Restaurants & Leisure - 2.2%
36,800	PF Chang’s China Bistro, Inc.(a)(b)	2,069,632
87,999	RARE Hospitality International, Inc.(a)(b)	2,636,450
98,400	WMS Industries Inc.(a)(b)	2,926,416

		7,632,498

Household Durables - 1.3%
231,000	Fleetwood Enterprises, Inc.(a)(b)	3,130,050
64,100	Tempur-Pedic International Inc.(a)(b)	1,242,899

		4,372,949

Internet & Catalog Retail - 0.6%
57,000	Insight Enterprises, Inc.(a)(b)	1,153,110
13,200	Overstock.com, Inc.(a)	940,632

		2,093,742

Leisure Equipment & Products - 0.5%
147,400	Oakley, Inc.(b)	1,790,910

Media - 1.9%
162,400	aQuantive, Inc.(a)(b)	1,411,256
147,100	Netflix, Inc.(a)(b)	1,673,998
243,500	Radio One, Inc., Class D Shares(a)(b)	3,396,825

		6,482,079

Multiline Retail - 0.0%
45,400	Procurenet Inc.(a)	0

Specialty Retail - 4.8%
84,249	Bebe Stores, Inc.(b)	3,056,554
61,000	Christopher & Banks Corp.(b)	1,203,530
85,500	Cost Plus, Inc.(a)(b)	2,717,190
60,400	Linens’n Things, Inc.(a)	1,500,336
133,948	Pacific Sunwear of California, Inc.(a)(b)	2,974,985
151,300	Tweeter Home Entertainment Group, Inc.(a)(b)	969,833
112,600	Williams-Sonoma, Inc.(a)(b)	4,122,286

		16,544,714

Textiles & Apparel - 0.6%
51,700	Oxford Industries, Inc.(b)	2,109,360

	TOTAL CONSUMER DISCRETIONARY	43,058,568

CONSUMER STAPLES - 1.5%

Food Products - 1.0%
1,651	Aurora Foods Inc.(a)†	0
120,200	Delta & Pine Land Co.	3,209,340

		3,209,340

Personal Products - 0.5%
78,000	Nu Skin Enterprises, Inc., Class A Shares(b)	1,753,440

	TOTAL CONSUMER STAPLES	4,962,780

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
ENERGY - 12.1%

Energy Equipment & Services - 7.0%
289,700	Key Energy Services, Inc.(a)(b)	$3,627,044
110,300	Maverick Tube Corp.(a)(b)	3,496,510
155,500	NS Group, Inc.(a)(b)	3,445,880
89,200	Oil States International, Inc.(a)	1,817,004
233,200	Patterson-UTI Energy, Inc.(b)	4,664,000
74,000	Precision Drilling Corp.(a)(b)	4,850,700
145,400	Superior Energy Services, Inc.(a)(b)	2,134,472

		24,035,610

Oil & Gas - 5.1%
261,560	Chesapeake Energy Corp.(b)	4,708,080
1,455	Cross Timbers Royalty Trust(b)	60,019
102,800	Forest Oil Corp.(a)	3,498,284
129,000	Quicksilver Resources Inc.(a)(b)	4,437,600
133,732	XTO Energy, Inc.	4,861,158

		17,565,141

	TOTAL ENERGY	41,600,751

FINANCIALS - 6.1%

Banks - 5.1%
105,900	East-West Bancorp, Inc.	4,391,673
89,800	Investors Financial Services Corp.(b)	3,936,832
60,000	Signature Bank(a)(b)	1,884,600
170,400	Southwest Bancorp of Texas, Inc.	4,167,984
65,300	UCBH Holdings, Inc.(b)	2,960,702

		17,341,791

Diversified Financials - 0.4%
33,900	Portfolio Recovery Associates, Inc.(a)(b)	1,271,250

Insurance - 0.6%
170,700	Tower Group, Inc.	1,973,292

	TOTAL FINANCIALS	20,586,333

HEALTHCARE - 18.4%

Biotechnology - 2.9%
148,600	Celgene Corp.(a)(b)	4,074,612
158,800	Cell Therapeutics, Inc.(a)(b)	1,187,824
32,589	Cephalon, Inc.(a)(b)	1,548,955
91,200	Cubist Pharmaceuticals, Inc.(a)(b)	1,094,400
47,500	United Therapeutics Corp.(a)(b)	2,090,475

		9,996,266

Healthcare Equipment & Supplies - 8.0%
86,500	Advanced Medical Optics, Inc.(a)(b)	3,596,670
88,000	American Medical Systems Holdings, Inc.(a)(b)	3,358,080
128,700	I-Flow Corp.(a)(b)	2,642,211

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 8.0% (continued)
94,900	Kyphon Inc.(a)(b)	$2,283,294
33,900	Orthofix International N.V.(a)(b)	1,285,861
260,000	PolyMedica Corp.(b)	9,243,000
44,100	Wilson Greatbatch Technologies, Inc.(a)	884,205
152,400	Wright Medical Group, Inc.(a)	4,030,980

		27,324,301

Healthcare Providers & Services - 3.2%
79,800	American Healthways, Inc.(a)(b)	2,661,330
94,950	First Horizon Pharmaceutical Corp.(a)(b)	1,857,222
154,700	Manor Care, Inc.	5,329,415
39,700	Psychiatric Solutions, Inc.(a)(b)	1,292,235

		11,140,202

Pharmaceuticals - 4.3%
85,900	Andrx Corp.(a)	1,529,020
120,800	Angiotech Pharmaceuticals Inc.(a)(b)	2,215,472
163,000	Bentley Pharmaceuticals, Inc.(a)(b)	1,437,660
73,100	Medicis Pharmaceutical Corp., Class A Shares(a)(b)	2,689,349
181,900	MGI Pharma, Inc.(a)(b)	4,909,481
114,000	Nektar Therapeutics(a)(b)	2,130,090
50	OSI Pharmaceuticals, Inc.(a)	2,379

		14,913,451

	TOTAL HEALTHCARE	63,374,220

INDUSTRIALS - 13.6%

Aerospace & Defense - 0.4%
101,600	Aeroflex Inc.(a)(b)	1,244,600
1,758	TIMCO Aviation Services, Inc.(a)	633

		1,245,233

Air Freight & Couriers - 0.6%
65,100	EGL, Inc.(a)(b)	2,196,474

Commercial Services & Supplies - 8.0%
55,800	CheckFree Corp.(a)(b)	2,067,390
55,000	The Corporate Executive Board Co.	3,689,400
52,700	CoStar Group, Inc.(a)(b)	2,308,260
37,200	Global Payments Inc.(b)	2,051,952
168,200	Labor Ready, Inc.(a)(b)	2,671,016
117,600	Laureate Education, Inc.(a)(b)	4,632,264
194,100	Navigant Consulting, Inc.(a)(b)	4,532,235
48,200	Resources Connection, Inc.(a)(b)	2,186,352
96,750	Waste Connections, Inc.(a)(b)	3,295,305

		27,434,174

Electrical Equipment - 0.6%
210,900	Power-One, Inc.(a)(b)	1,938,171

Machinery - 1.9%
44,000	Actuant Corp., Class A Shares(a)(b)	2,068,880
39,500	UNOVA, Inc.(a)(b)	875,320

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Machinery - 1.9% (continued)
136,100	Wabash National Corp.(a)(b)	$3,384,807

		6,329,007

Road & Rail - 2.1%
104,700	J.B. Hunt Transport Services, Inc.(b)	4,208,940
55,600	Pacer International, Inc.(a)	1,087,536
96,800	Sirva Inc.(a)(b)	1,926,320

		7,222,796

	TOTAL INDUSTRIALS	46,365,855

INFORMATION TECHNOLOGY - 30.9%

Communications Equipment - 1.9%
76,300	Ditech Communications Corp.(a)(b)	1,202,488
161,300	Emulex Corp.(a)	2,280,782
218,300	Powerwave Technologies, Inc.(a)(b)	1,765,610
54,600	Tekelec Inc.(a)(b)	1,278,186

		6,527,066

Computers & Peripherals - 1.4%
270,100	Advanced Digital Information Corp.(a)	2,479,518
117,500	Novatel Wireless, Inc.(a)(b)	2,474,550

		4,954,068

Electronic Equipment & Instruments - 5.7%
200,200	Artesyn Technologies, Inc.(a)(b)	1,905,904
43,600	BEI Technologies, Inc.	1,279,660
193,600	Exar Corp.(a)(b)	2,706,528
44,050	Intermagnetics General Corp.(a)(b)	1,298,154
63,000	Multi-Fineline Electronix, Inc.(a)(b)	1,151,010
394,300	PerkinElmer, Inc.	8,410,419
74,700	Varian Inc.(a)(b)	2,797,515

		19,549,190

Internet Software & Services - 2.7%
61,100	Altiris, Inc.(a)(b)	1,710,800
106,300	Ask Jeeves, Inc.(a)(b)	2,746,792
29,400	Digital River, Inc.(a)(b)	1,232,448
307,400	iVillage Inc.(a)(b)	1,458,613
114,900	Openwave Systems Inc.(a)(b)	1,514,382
11,900	Shanda Interactive Entertainment Ltd.(a)(b)	477,785

		9,140,820

IT Consulting & Services - 2.4%
288,400	Keane, Inc.(a)(b)	4,470,200
42,600	MarketAxess Holdings, Inc.(a)(b)	834,960
194,500	Sapient Corp.(a)(b)	1,538,495
70,600	TNS Inc.(a)	1,567,320

		8,410,975

Semiconductor Equipment & Products - 10.4%
47,000	Artisan Components, Inc.(a)	1,621,500

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 10.4% (continued)
197,900	Asyst Technologies, Inc.(a)(b)	$823,264
106,000	ATMI, Inc.(a)(b)	2,440,120
42,300	Cymer, Inc.(a)(b)	1,286,766
70,100	FormFactor Inc.(a)(b)	1,690,111
90,300	Integrated Circuit Systems, Inc.(a)(b)	2,134,692
107,300	Lam Research Corp.(a)(b)	2,790,873
167,900	LTX Corp.(a)(b)	1,198,806
71,500	Marvell Technology Group Ltd.(a)(b)	2,292,290
136,500	Mattson Technology, Inc.(a)(b)	1,276,275
81,100	Microchip Technology Inc.(b)	2,285,398
44,900	MKS Instruments, Inc.(a)(b)	762,851
190,100	MPS Group, Inc.(a)(b)	2,140,526
76,100	Power Integrations, Inc.(a)(b)	1,501,453
159,800	Semtech Corp.(a)(b)	3,271,106
197,800	Silicon Image, Inc.(a)(b)	3,323,040
133,400	Varian Semiconductor Equipment Associates, Inc.(a)(b)	4,738,368

		35,577,439

Software - 6.4%
237,300	Concur Technologies, Inc.(a)(b)	2,230,620
66,900	Eclipsys Corp.(a)(b)	1,301,205
92,900	Epicor Software Corp.(a)(b)	1,465,033
34,000	Hyperion Solutions Corp.(a)(b)	1,523,540
59,300	Internet Security Systems, Inc.(a)	1,435,653
40,600	Manhattan Associates, Inc.(a)(b)	986,580
58,500	Open Solutions Inc.(a)	1,547,325
26,200	SafeNet, Inc.(a)(b)	934,292
499,100	ScanSoft, Inc.(a)(b)	1,821,715
547,300	SkillSoft PLC, ADR(a)(b)	3,951,506
141,600	TIBCO Software Inc.(a)(b)	1,628,400
73,400	Wind River Systems, Inc.(a)	888,140
144,300	Witness Systems, Inc.(a)(b)	2,163,057

		21,877,066

	TOTAL INFORMATION TECHNOLOGY	106,036,624

MATERIALS - 2.1%

Metals & Mining - 1.5%
134,300	Arch Coal, Inc.(b)	5,130,260

Steel Producers - 0.6%
352,000	Gerdau Ameristeel Corp.(a)	2,038,080

	TOTAL MATERIALS	7,168,340

	TOTAL COMMON STOCK
	(Cost - $249,786,685)	333,153,471

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

RIGHTS	SECURITY	VALUE
RIGHTS - 0.0%

Media - 0.0%
5,615	TIMCO Aviation Services, Inc., Expires 2/28/07(a)	$1

Pharmaceuticals - 0.0%
880	OSI Pharmaceuticals, Inc.	105

	TOTAL RIGHTS
	(Cost - $0)	106

FACE AMOUNT
CONVERTIBLE BOND - 0.0%

Convertible Bond - 0.0%
$6,480	TIMCO Aviation Services, Inc., Jr. Sub. Notes, 8.000% due 1/2/07(a)† (Cost - $704)	0

REPURCHASE AGREEMENTS - 1.6%
418,000	State Street Bank and Trust Co. dated 11/30/04, 1.790% due 12/1/04; Proceeds at maturity - $418,021; (Fully collateralized by U.S. Treasury Bonds, 10.375% due 11/15/12; Market value - $426,888)	418,000
5,178,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity - $5,178,298; (Fully collateralized by various U.S. Government Agency Obligations, and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value - $5,281,560)	5,178,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $5,596,000)	5,596,000

	TOTAL INVESTMENTS - 98.8% (Cost - $255,383,389*)	338,749,577
	Other Assets in Excess of Liabilities - 1.2%	3,937,143

	TOTAL NET ASSETS - 100.0%	$342,686,720

LOANED SECURITIES COLLATERAL
$88,488,174	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $88,488,174)	$88,488,174

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

†	Security is valued in accordance with fair valuation procedures.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 95.9%

Australia - 1.9%
158,700	Commonwealth Bank of Australia	$3,851,230
849,000	John Fairfax Holdings Ltd.	2,794,293
1,134,000	Qantas Airways Ltd.	3,136,539
84,100	Rio Tinto Ltd.+	2,553,543

		12,335,605

Belgium - 0.4%
107,400	Fortis+	2,835,111

Bermuda - 0.3%
83,900	Axis Capital Holdings Ltd.+	2,186,434

Brazil - 1.0%
44,700	Banco Bradesco S.A., Sponsored ADR*+	2,910,864
41,975	Banco Itau Holding Financeira S.A., ADR+	2,705,709
16,900	Brasil Telecom Participacoes S.A., ADR	630,201

		6,246,774

Canada - 4.0%
100,600	Barrick Gold Corp.+	2,473,754
59,200	Canadian National Railway Co.	3,431,824
78,800	EnCana Corp.	4,493,964
107,300	Manulife Financial Corp.	4,820,989
50,035	Precision Drilling Corp.*+	3,279,794
52,990	Research In Motion Ltd.*	4,714,520
105,200	Talisman Energy Inc.+	2,956,347

		26,171,192

Chile - 0.7%
86,900	Banco Santander Chile S.A., ADR+	2,585,275
68,500	Lan Airlines S.A., Sponsored ADR+	1,870,735

		4,456,010

China - 0.4%
3,105,000	People’s Food Holdings Ltd.	2,633,443

Finland - 0.3%
140,800	Metso Corp.	2,253,224

France - 9.3%
46,800	Assurances Generales de France+	3,211,077
308,800	Axa	7,214,025
54,700	Club Mediterranee S.A.*+	2,507,155
43,400	Compagnie de Saint-Gobain+	2,463,369
70,300	Dassault Systemes S.A., ADR+	3,649,976
152,000	France Telecom S.A.+	4,762,136
67,900	Lafarge S.A.+	6,360,283
11,725	Pernod-Ricard+	1,745,770
39,833	Sanofi-Aventis	2,991,833
176,599	Sanofi-Aventis, ADR+	6,668,378
26,700	Societe BIC S.A.+	1,291,753
28,100	Technip S.A.+	4,712,934
58,835	Technip S.A., ADR+	2,459,303

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
France - 9.3% (continued)
71,310	Thomson+	$1,710,344
17,613	Total S.A.+	3,846,107
49,755	Total S.A., Sponsored ADR+	5,453,148

		61,047,591

Germany - 7.5%
35,000	Allianz AG	4,362,511
70,800	Altana AG+	3,863,697
50,507	BASF AG	3,391,093
155,500	Bayerische Hypo- und Vereinsbank AG (HVB Group)*	3,457,466
69,500	Bayerische Motoren Werke (BMW) AG	2,928,419
65,700	Continental AG	3,993,918
78,600	Deutsche Boerse AG	4,642,637
46,700	E.On AG	3,921,217
60,100	Fresenius Medical Care AG+	4,677,427
48,400	Metro AG+	2,428,236
27,864	Rhoen-Klinikum AG	1,514,683
30,155	Rhoen-Klinikum AG, Preferred Shares	1,657,213
155,200	SAP AG, Sponsored ADR+	6,906,400
15,900	Siemens AG, Registered Shares+	1,270,131

		49,015,048

Greece - 1.6%
133,300	Coca-Cola Hellenic Bottling Co. S.A., ADR+	3,368,491
763,360	National Bank of Greece S.A., ADR+	4,694,664
155,600	Piraeus Bank S.A.	2,442,619

		10,505,774

Hong Kong - 1.5%
1,248,000	Cafe De Coral Holdings Ltd.	1,436,327
5,232,000	Glorious Sun Enterprises Ltd.	1,850,190
1,500,000	Hang Lung Properties Ltd.+	2,333,955
3,186,000	Hung Hing Printing Group Ltd.	2,437,690
726,600	Yue Yuen Industrial Holdings Ltd.+	1,878,051

		9,936,213

India - 1.2%
54,300	HDFC Bank Ltd., ADR+	2,226,300
77,000	Infosys Technologies Ltd., Sponsored ADR+	5,537,840

		7,764,140

Indonesia - 0.3%
3,600,000	PT Telekomunikasi Indonesia	2,000,000

Ireland - 2.1%
206,500	Allied Irish Banks PLC	4,024,685
159,700	CRH PLC	4,031,497
102,400	Irish Life & Permanent PLC	1,764,972
106,600	Ryanair Holdings PLC, Sponsored ADR*+	4,173,390

		13,994,544

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Italy - 1.7%
125,900	Benetton Group S.p.A.+	$1,510,667
147,295	Eni S.p.A.+	3,607,027
343,200	Mediaset S.p.A.+	4,145,340
300,000	Telecom Italia Mobile S.p.A.+	1,984,798

		11,247,832

Japan - 18.5%
634,000	The Bank of Fukuoka, Ltd.+	4,017,682
82,100	CANON INC.	4,111,175
96,200	CANON INC., Sponsored ADR+	4,826,354
88,300	Coca-Cola West Japan Co. Ltd.	2,197,967
300,000	Daiwa Securities Group Inc.	2,049,590
117,000	FamilyMart Co., Ltd.	3,264,351
67,000	Fuji Photo Film Co. Ltd.	2,353,729
260,000	Fujirebio Inc.+	3,381,047
155,000	Kao Corp.	3,730,409
702	KDDI Corp.	3,460,779
28,000	Kyocera Corp.	1,970,013
2,000	Meitec Corp.+	70,261
375	Millea Holdings, Inc.	5,276,821
177,000	Mitsubishi Estate Co. Ltd.+	2,001,116
668,800	Mitsubishi Tokyo Financial Group, Inc., ADR+	6,340,224
651,000	Nippon Express Co. Ltd.	3,070,367
938,000	Nippon Shinpan Co. Ltd.*	3,331,632
1,016,000	NIPPONKOA Insurance Co. Ltd.+	6,132,777
134,800	Nomura Holdings, Inc.	1,892,917
72,500	Orix Corp., Sponsored ADR+	4,623,325
85,500	Secom Co. Ltd.	3,377,020
134,000	SEVEN-ELEVEN JAPAN CO., LTD.	4,083,265
645,000	Sharp Corp.+	10,346,790
300,000	Sumitomo Chemical Co. Ltd.+	1,493,522
78,300	Takeda Pharmaceutical Co. Ltd.+	3,844,903
71,200	TDK Corp.	5,106,196
137,600	THK Co. Ltd.	2,510,437
113,800	Toyota Motor Corp.	4,262,875
76,600	Toyota Motor Corp., Sponsored ADR+	5,722,786
116,900	YAMADA DENKI Co. Ltd.+	5,014,295
266,000	The Yamaguchi Bank Ltd.	2,700,141
186,000	Yamaha Corp.	2,622,718
70,900	Yamanouchi Pharmaceutical Co. Ltd.+	2,587,064

		121,774,548

Liberia - 0.5%
71,200	Royal Caribbean Cruises Ltd.+	3,520,962

Mexico - 1.0%
70,200	Coca-Cola Femsa, S.A. de C.V., Sponsored ADR+	1,531,764
66,600	Telefonos de Mexico S.A. de C.V., Series L Shares, Sponsored ADR+	2,331,666

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Mexico - 1.0% (continued)
79,100	Wal-Mart de Mexico S.A. de C.V., Series V Shares, Sponsored ADR+	$2,716,104

		6,579,534

The Netherlands - 7.1%
120,900	ABN AMRO Holding NV	2,962,257
212,100	Akzo Nobel NV+	8,751,343
59,900	DSM NV+	3,594,478
170,487	Heineken NV+	5,379,758
13,375	Heineken Holding NV, Class A Shares	383,215
224,180	ING Groep NV	6,152,643
369,700	Koninklijke Ahold NV*	2,715,524
163,500	Koninkijke (Royal) Philips Electronics NV	4,205,464
248,600	Reed Elsevier NV	3,322,432
49,600	Royal Dutch Petroleum Co.+	2,834,350
118,915	TPG NV	3,109,124
50,100	Unilever NV+	3,142,571

		46,553,159

Norway - 1.5%
51,200	Norsk Hydro ASA+	4,183,729
336,200	Statoil ASA, Sponsored ADR+	5,301,874
51,200	Yara International ASA*	656,966

		10,142,569

Panama - 0.9%
107,400	Carnival Corp.+	5,693,274

Russia - 0.3%
12,675	Mobile Telesystems, Sponsored ADR+	1,758,149

Singapore - 0.5%
83,300	Flextronics International Ltd.*	1,195,355
1,378,000	Singapore Telecommunications Ltd.*	1,992,715

		3,188,070

South Korea - 2.4%
184,200	Kookmin Bank, Sponsored ADR*+	6,900,132
263,000	Korea Electric Power Corp., Sponsored ADR+	3,545,240
7,100	KT Corp., Sponsored ADR	153,715
6,800	Samsung Electronics Co. Ltd., GDR++	1,394,000
178,500	SK Telecom Co. Ltd., ADR+	4,018,035

		16,011,122

Spain - 2.3%
169,326	ACS, Actividades de Construccion y Servicios, S.A.	3,547,114
240,000	Endesa, S.A.+	5,154,906
137,900	Repsol YPF, S.A.	3,353,189
182,200	Telefonica S.A.	3,193,554

		15,248,763

Sweden - 2.6%
114,600	Electrolux AB, Series B Shares	2,516,887
506,700	Nordea Bank AB	4,950,185
60,100	Sandvik AB+	2,425,832

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Sweden - 2.6% (continued)
185,000	Telefonaktiebolaget LM Ericsson, Sponsored ADR*+	$6,151,250
50,800	Trelleborg AB, Class B Shares	840,535

		16,884,689

Switzerland - 4.9%
45,500	Ciba Specialty Chemicals AG, Registered Shares	3,275,745
64,200	Credit Suisse Group*	2,497,869
4,600	Forbo Holding AG	1,284,433
46,000	Lonza Group AG, Registered Shares	2,480,284
34,000	Nestle S.A., Registered Shares	8,704,976
79,787	Novartis AG, Registered Shares	3,813,182
86,500	UBS AG, Registered Shares+	7,006,500
20,600	Zurich Financial Services AG	3,162,712

		32,225,701

Taiwan - 1.3%
125,600	Chunghwa Telecom Co. Ltd., ADR+	2,618,760
857,285	Compal Electronics Inc.	822,036
614,679	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR+	4,898,992

		8,339,788

Thailand - 0.2%
489,700	Bangkok Bank PLC, NVDR	1,316,131

United Kingdom - 17.7%
1,861,600	Aegis Group PLC	3,648,080
258,900	Amdocs Ltd.*	6,692,565
169,900	Anglo American PLC	4,115,222
190,260	BG Group PLC, Sponsored ADR+	6,695,249
263,500	BOC Group PLC	4,703,841
206,600	Boots Group PLC	2,486,313
431,700	BP PLC	4,396,625
726,300	Centrica PLC	3,431,830
413,178	Diageo PLC	5,768,254
318,625	GlaxoSmithKline PLC	6,690,573
142,500	HBOS PLC	1,990,759
1,714,828	International Power PLC*	4,954,836
5,362,700	Invensys PLC*	1,789,854
140,600	Johnson Matthey PLC	2,715,042
662,179	Kingfisher PLC	3,637,173
331,800	Lloyds TSB Group PLC	2,665,707
615,600	Michael Page International PLC	1,978,311
967,100	Misys PLC	3,914,851
256,700	Pearson PLC	3,006,010
232,200	Reed Elsevier PLC	2,127,903
339,400	Rexam PLC	2,924,194
107,100	Royal Bank of Scotland Group PLC	3,284,518
252,200	Scottish Power PLC	1,859,048
244,500	Shire Pharmaceuticals Group PLC	2,445,797
79,200	Smith & Nephew PLC, Sponsored ADR+	4,078,800

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
United Kingdom - 17.7% (continued)
1,775,200	Tesco PLC	$10,207,767
22,471	TI Automotive Ltd., Class A Shares*@	6,124
1,762,800	Vodafone Group PLC	4,774,056
246,100	Vodafone Group PLC, Sponsored ADR+	6,711,147
236,345	WPP Group PLC	2,605,376

		116,305,825

	TOTAL COMMON STOCK
	(Cost - $498,440,334)	630,171,219

FACE AMOUNT
REPURCHASE AGREEMENT - 4.3%
$28,111,000

State Street Bank and Trust Co. dated 11/30/04, 1.790% due 12/1/04; Proceeds at maturity - $28,112,398; (Fully collateralized by U.S. Treasury Bonds, 8.125% to 8.750 % due 8/15/20 to 8/15/21; Market value - $28,685,381)

	(Cost - $28,111,000)	28,111,000

	TOTAL INVESTMENTS - 100.2% (Cost - $526,551,334**)	658,282,219
	Liabilities in Excess of Other Assets - (0.2)%	(1,081,329)

	TOTAL NET ASSETS - 100.0%	$657,200,890

LOANED SECURITIES COLLATERAL
$170,777,635	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $170,777,635)	$170,777,635

*	Non-income producing security.

+	All or a portion of this security is on loan.

@	Security is valued in accordance with fair valuation procedures.

++	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

Summary of Investments by Sector*
Financials	21.8%
Consumer Discretionary	14.7
Consumer Staples	8.9
Energy	8.7
Materials	8.5
Information Technology	8.5
Healthcare	7.3
Telecommunication Services	7.1
Industrials	6.7
Repurchase Agreement	4.3
Utilities	3.5

100.0%

*	As a percentage of total investments. Please note that fund holdings are subject to change.

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 98.3%

Argentina - 1.4%
189,400	Grupo Financiero Galicia S.A., ADR	$1,373,150
174,800	IRSA Inversiones y Representaciones S.A., Sponsored GDR*	1,823,164

		3,196,314

Brazil - 14.4%
5,883	Aracruz Celulose S.A., Sponsored ADR	218,201
14,143	Banco Bradesco S.A., Preferred Shares	921,469
7,904	Banco Bradesco S.A., Sponsored ADR	514,709
55,000	Banco do Brasil S.A.	641,197
22,893	Banco Itau Holding Financeira S.A., Preferred Shares	2,966,286
128,183,000	Brasil Telecom Participacoes S.A.	1,215,205
35,682,118	Brasil Telecom Participacoes S.A., Preferred Shares	263,828
1,120,000	Caemi Mineracao e Metalurgica S.A., Preferred Shares*	807,613
42,191,000	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preferred Shares	1,030,066
11,530	Companhia de Bebidas das Americas, Preferred ADR	297,013
8,488,475	Companhia de Bebidas das Americas, Preferred Shares	2,184,260
20,300	Companhia de Concessoes Rodoviarias	366,396
19,900,000	Companhia Energetica de Minas Gerais, Preferred Shares	459,987
8,747	Companhia Energetica de Minas Gerais, Sponsored ADR	202,406
235,965,684	Companhia Paranaense de Energia-Copel, Preferred Class B Shares	1,081,365
24,856	Companhia Siderurgica Nacional S.A., Sponsored ADR	467,044
72,760	Companhia Vale do Rio Doce, Sponsored ADR	1,509,042
14,398	Diagnosticos da America S.A.*	118,525
66,342	Gerdau S.A., Preferred Shares	1,188,911
14,087	Gerdau S.A., Sponsored ADR	256,383
25,147	Grendene S.A.*	303,752
337,000	Itausa - Investimentos Itau S.A., Preferred Shares	524,250
16,600	Perdigao S.A., Preferred Shares	291,837
223,916	Petroleo Brasileiro S.A., ADR	7,939,713
50,400	Porto Seguro S.A.*	345,900
81,902	Tele Norte Leste Participacoes S.A.	1,274,098
41,695	Tele Norte Leste Participacoes S.A., ADR	637,934
576	Telefonica Data Brasil Holding, Preferred Shares*	0
576	Telesp - Telecomunicacoes de Sao Paulo S.A., Preferred Shares	10
62,657	Telesp Celular Participacoes S.A., ADR*	406,644
136,300	Usinas Siderurgicas de Minas Gerais S.A., Preferred Class A Shares	2,741,466
8,036	Votorantim Celulose e Papel S.A., Sponsored ADR	302,555

		31,478,065

Canada - 0.1%
16,400	Telesystem International Wireless Inc.*	189,912

China - 2.1%
42,400	China International Marine Containers (Group) Co., Ltd., Class B Shares	81,785
227,000	China Life Insurance Co., Ltd.*	167,845
1,086,000	China Petroleum and Chemical Corp.	464,341
90,000	China Shipping Development Co. Ltd.	85,643

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
China - 2.1% (continued)
1,330,000	China Telecom Corp. Ltd.	$491,706
84,700	Datang International Power Generation Co. Ltd.	68,618
184,000	Huadian Power International Corp. Ltd.	63,293
108,000	Huaneng Power International, Inc.	86,106
128,000	Jiangsu Expressway Co. Ltd.	58,021
843,500	PetroChina Co. Ltd.	477,258
69,000	Ping An Insurance (Group) Co. of China Ltd.*	122,446
190,000	Sinopec Beijing Yanhua Petrochemical Co. Ltd.	72,687
490,000	Sinopec Shanghai Petrochemical Co. Ltd.	182,730
110,000	Sinopec Zhenhai Refining and Chemical Co. Ltd.	114,576
162,000	Tencent Holdings Ltd.*	122,909
74,000	Weichai Power Co., Ltd.	168,431
33,000	Weiqiao Textile Co. Ltd.	49,862
118,000	Yanzhou Coal Mining Co. Ltd.	179,811
2,156,900	Zhejiang Expressway Co., Ltd.	1,553,223
86,100	Zhejiang Southeast Electric Power Co., Ltd., Class B Shares	54,501

		4,665,792

Czech Republic - 0.8%
22,840	Cesky Telecom A.S.	340,262
43,286	CEZ A.S.	621,729
2,836	Erste Bank der oesterreichischen Sparkassen AG	146,571
1,921	Komercni Banka A.S.	275,918
35,266	Unipetrol A.S.*	137,790
5,917	Zentiva NV*	173,516

		1,695,786

Egypt - 0.6%
13,789	Commercial International Bank	83,797
9,944	Egyptian Co. for Mobile Services	186,915
21,142	Lecico Egypt S.A.E., GDR (b)*	354,129
2	Medinet NASR for Housing & Development Co.	15
31,898	Orascom Construction Industries	364,329
8,493	Orascom Telecom Holding S.A.E.*	290,877

		1,280,062

Hong Kong - 3.5%
112,000	China Mengniu Dairy Co. Ltd.*	86,414
1,320,000	China Merchants Holdings International Co. Ltd.	2,096,316
654,500	China Mobile (Hong Kong) Ltd.	2,146,178
176,000	CITIC International Financial Holdings Ltd.	76,950
604,000	CNOOC Ltd.	343,689
374,000	Denway Motors Ltd.	133,460
181,000	Digital China Holdings Ltd.*	55,861
322,000	GZI Transport Ltd.	98,341
182,700	iShares MSCI Hong Kong Index Fund	2,203,362
100,000	Lifestyle International Holdings Ltd.	155,597
40,000	Shanghai Industrial Holdings Ltd.	81,785
360,000	Shenzhen Investment Ltd.	52,311
132,000	Skyworth Digital Holdings Ltd.	46,255

		7,576,519

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Hungary - 1.3%
21,336	BorsodChem RT.	$216,593
859	FHB Land Credit and Mortgage Bank RT.	56,108
1,474	Gedeon Richter RT.	181,169
168	Gedeon Richter RT., Sponsored GDR	20,712
50,591	Magyar Tavkozlesi RT.	214,560
12,196	MOL Magyar Olaj-es Gazipari RT.	820,337
44,785	OTP Bank RT.	1,284,791

		2,794,270

India - 4.9%
76,248	ICICI Bank Ltd., Sponsored ADR	1,412,875
5,904	Infosys Technologies Ltd., Sponsored ADR	424,616
50,038	Ranbaxy Laboratories Ltd., Sponsored GDR	1,290,980
143,663	Reliance Industries Ltd., Sponsored GDR (b)	3,436,419
106,439	Satyam Computer Services Ltd., ADR	2,818,505
113,800	Tata Motors Ltd., Sponsored ADR*	1,266,594

		10,649,989

Indonesia - 3.4%
679,675	PT Astra International Tbk.	679,675
662,500	PT Bank Central Asia Tbk.	202,431
1,924,500	PT Bank Mandiri	390,246
1,398,000	PT Bank Rakyat Indonesia	376,683
700,420	PT Hanjaya Mandala Sampoerna Tbk.	525,315
518,000	PT Indonesian Satellite Corp. Tbk.	330,944
41,700	PT Indonesian Satellite Corp. Tbk., ADR	1,327,728
4,152,796	PT Telekomunikasi Indonesia Tbk.	2,307,109
63,200	PT Telekomunikasi Indonesia, Sponsored ADR	1,401,776

		7,541,907

Israel - 1.3%
215,400	Makhteshim-Agan Industries Ltd.	1,059,231
62,898	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,715,857

		2,775,088

Kazakhstan - 0.1%
7,385	PetroKazakhstan Inc., Class A Shares (a)	310,170

Luxembourg - 0.2%
8,780	Tenaris S.A., ADR	443,039

Malaysia - 1.7%
214,000	AMMB Holdings Berhad	192,600
207,000	Commerce Asset-Holding Berhad	264,742
50,000	Genting Berhad	243,421
53,000	Hong Leong Bank Berhad	78,105
85,000	IOI Corp. Berhad	212,500
43,000	Kuala Lumpur Kepong Berhad	78,079
180,300	Malayan Banking Berhad	569,368
107,000	Malaysia International Shipping Corp. Berhad	413,921
55,000	Maxis Communications Berhad	133,882
390,000	PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	285,316
99,000	Resorts World Berhad	251,408
141,000	Telekom Malaysia Berhad	445,263

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Malaysia - 1.7% (continued)
93,100	Tenaga Nasional Berhad	$276,850
48,000	UMW Holdings Berhad	68,211
95,000	YTL Corp. Berhad	127,500

		3,641,166

Mexico - 7.9%
103,800	Alfa, S.A., Series A Shares	513,343
504,265	America Movil S.A. de C.V., Series L Shares	1,171,119
48,455	America Movil S.A. de C.V., Series L Shares, ADR	2,263,333
32,464	Cemex S.A. de C.V., Participation Certificate, Sponsored ADR	1,045,665
59,200	Consorcio ARA, S.A. de C.V.*	174,032
121,980	Corporacion GEO, S.A. de C.V., Series B Shares*	227,847
3,075,400	Empresas ICA Sociedad Controladora S.A. de C.V. *	1,096,936
8,334	Fomento Economico Mexicano, S.A. de C.V., Sponsored ADR	398,199
517,887	Gruma S.A., Series B Shares	1,081,143
64,000	Grupo Aeroportuario del Sureste S.A. de C.V., ADR	1,774,080
80,700	Grupo Aeroportuario del Sureste S.A. de C.V., Series B Shares	222,951
51,986	Grupo Carso S.A. de C.V., Series A1 Shares	253,860
301,811	Grupo Financiero Banorte S.A. de C.V., Series O Shares	1,691,262
110,403	Grupo Financiero Inbursa, S.A. de C.V., Series O Shares	206,124
64,963	Grupo Mexico S.A. de C.V., Series B Shares*	313,531
39,533	Grupo Televisa S.A., Sponsored ADR	2,461,720
36,974	Telefonos de Mexico S.A. de C.V., Series L Shares, Sponsored ADR	1,294,460
60,300	Urbi, Desarrollos Urbanos, S.A. de C.V.*	243,988
23,523	Wal-Mart de Mexico S.A. de C.V., Series V Shares, Sponsored ADR	807,723

		17,241,316

The Philippines - 0.1%
9,700	Philippine Long Distance Telephone Co., Sponsored ADR*	237,844

Poland - 0.9%
3,497	Bank Pekao S.A.	140,075
1,721	Bank Przemyslowo-Handlowy BPH	245,227
3,607	Bank Zachodni WBK S.A.	99,709
2,817	ComputerLand S.A.*	93,659
3,842	Echo Investment S.A.*	104,624
1,605	Grupa Kety S.A.	67,085
18,337	KGHM Polska Miedz S.A.*	185,803
43,094	Polski Koncern Naftowy Orlen S.A.	510,343
10,086	Powszechna Kasa Oszczednosci Bank Polski S.A.*	79,842
74,115	Telekomunikacja Polska S.A.	402,480

		1,928,847

Russia - 5.4%
29,529	AO VimpelCom, Sponsored ADR*	1,149,859
904	Cherepovets MK Severstal	170,404
15,101	Gazprom, Registered Shares, Sponsored ADR	571,573
25,911	LUKOIL, Sponsored ADR	3,219,442
27,676	Mechel Steel Group OAO, ADR*	608,872
42,243	Mining and Metallurgical Co. Norilsk Nickel, ADR	2,450,094
8,759	Mobile Telesystems, Sponsored ADR	1,214,961
66,456	Novolipetsk Iron and Steel Corp.	68,782

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Russia - 5.4% (continued)
686	Sberbank RF	$332,710
2,852	Sibirtelecom, Sponsored ADR	123,663
9,058	Surgutneftegaz, Preferred Shares, Sponsored ADR	516,306
31,915	Surgutneftegaz, Sponsored ADR	1,185,961
269	Transneft, Preferred Shares	224,884
1,052	Verkhnaya Salda Metallurgical Production Association	110,986

		11,948,497

South Africa - 7.6%
33,396	ABSA Group Ltd.	404,373
135,403	African Bank Investments Ltd.	400,849
108,400	Alexander Forbes Ltd.	199,635
226,711	Anglo American PLC	5,404,384
13,140	AngloGold Ashanti Ltd.	527,975
29,600	Barloworld Ltd.	500,551
320,300	FirstRand Ltd.	733,217
12,300	Impala Platinum Holdings Ltd.	1,050,052
10,200	Imperial Holdings Ltd.	179,071
24,590	Ispat Iscor Ltd.	275,907
34,904	JD Group Ltd.	390,492
181,464	Kumba Resources Ltd.	1,475,761
27,565	Liberty Group Ltd.	303,642
35,091	Massmart Holdings Ltd.	310,444
81,773	MTN Group Ltd.	570,018
92,000	Old Mutual PLC	232,771
10,000	Remgro Ltd.	151,463
184,200	Sanlam Ltd.	383,618
33,571	Sappi Ltd.	454,971
22,849	Sasol Ltd.	454,424
49,570	Standard Bank Group Ltd.	528,974
273,521	Steinhoff International Holdings Ltd.	560,224
42,515	Telkom South Africa Ltd.	724,438
155,400	Truworths International Ltd.	448,012

		16,665,266

South Korea - 18.5%
4,580	CJ Corp.	303,586
6,930	Daelim Industrial Co., Ltd.	318,906
15,870	Hana Bank	422,292
10,550	Hanjin Shipping Co., Ltd.	243,500
9,920	Hynix Semiconductor Inc.*	97,923
17,426	Hyosung Corp.	187,805
39,484	Hyundai Department Store Co., Ltd.	1,259,647
9,100	Hyundai Mobis	541,574
7,700	Hyundai Motor Co., Ltd.	220,315
51,865	Hyundai Motor Co., Ltd., Preferred Shares	2,552,441
116,912	Kookmin Bank*	4,449,012
100,800	Korea Electric Power Corp.	2,518,798
58,840	KT Corp.	2,373,803
33,181	KT Corp., Sponsored ADR	718,369

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
South Korea - 18.5% (continued)
12,490	KT&G Corp.	$397,869
34,021	LG Chem Ltd.	1,411,458
28,229	LG Electronics Inc.	1,704,240
14,850	LG Electronics Inc., Preferred Shares	528,991
9,890	LG Petrochemical Co., Ltd.	247,604
1,960	NCsoft Corp.*	177,587
1,650	ORION Corp.	160,515
14,190	Poongsan Corp.	190,824
22,990	POSCO	4,286,643
45,150	Samsung Corp.	658,841
22,150	Samsung Electronics Co., Ltd.	9,178,994
5,350	Samsung Electronics Co., Ltd., Preferred Shares	1,492,489
6,115	Samsung Fire & Marine Insurance Co., Ltd.	457,823
5,280	Samsung SDI Co., Ltd.	541,345
36,920	Shinhan Financial Group Co., Ltd.	772,908
12,950	SK Corp.	816,400
6,590	SK Telecom Co., Ltd.	1,244,464

		40,476,966

Taiwan - 13.7%
234,260	Acer Inc.	357,660
267,522	Advanced Semiconductor Engineering Inc.*	198,410
183,366	Asustek Computer Inc.	423,918
269,850	AU Optronics Corp.	354,217
292,969	Benq Corp.	304,560
1,450,691	Cathay Financial Holding Co., Ltd.	2,791,089
65,760	Cheng Shin Rubber Industry Co., Ltd.	81,626
567,326	China Development Financial Holding Corp.*	276,401
580,231	China Steel Corp.	639,199
2,478,465	Chinatrust Financial Holding Co., Ltd.	2,830,334
149,000	Chunghwa Telecom Co., Ltd.	295,919
170,000	CMC Magnetics Corp.	80,186
184,988	Compal Electronics Inc.	177,382
205,658	Delta Electronics Inc.	319,097
148,699	Evergreen Marine Corp.	140,278
381,000	Far Eastern Department Stores Ltd.	213,998
321,988	Far Eastern Textile Ltd.	250,796
312,000	First Financial Holding Co., Ltd.*	257,539
307,503	Formosa Chemicals & Fibre Corp.	572,542
230,359	Formosa Plastics Corp.	368,145
747,598	Hon Hai Precision Industry Co., Ltd.	3,015,911
20,194	Hon Hai Precision Industry Co., Ltd., Registered Shares, GDR	162,763
229,400	iShares MSCI Taiwan Index Fund	2,583,044
199,232	Lite-On Technology Corp.	202,169
46,412	MediaTek Inc.	298,131
844,000	Mega Financial Holding Co., Ltd.	550,008
420,976	Nan Ya Plastics Corp.	604,847
104,000	Nien Hsing Textile Co., Ltd.	100,369
52,000	Nien Made Enterprise Co., Ltd.	76,487

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Taiwan - 13.7% (continued)
691	Pacific Electric Wire & Cable Co., Ltd.*+	$0
128,000	Phoenixtec Power Co., Ltd.	144,186
180,519	Polaris Securities Co., Ltd.	98,592
122,000	Powerchip Semiconductor Corp.*	82,154
61,828	President Chain Store Corp.	92,094
623,486	Quanta Computer Inc.	1,015,765
159,500	Siliconware Precision Industries Co.	122,254
62,700	Synnex Technology International Corp.	92,420
266,701	Taishin Financial Holdings Co., Ltd.	241,665
354,600	Taiwan Cellular Corp.	379,634
216,315	Taiwan Cement Corp.	130,225
1,182,000	Taiwan Fertilizer Co., Ltd.	1,137,067
1,220,477	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,791,422
129,600	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,032,912
1,689,206	United Microelectronics Corp.*	1,058,866
438,601	United Microelectronics Corp., ADR*	1,535,104
1,528,000	Unimicron Technology Corp.	957,815
135,450	Wan Hai Lines Ltd.	134,504
1,966,000	Yageo Corp.*	671,094
409,700	Yageo Corp., Sponsored GDR*	688,296

		29,933,094

Thailand - 4.6%
209,550	Advanced Info Service Public Co. Ltd.	520,687
186,800	Airports of Thailand Public Co. Ltd.*	227,343
860,800	Bangkok Bank Public Co. Ltd.	2,488,114
196,200	Bangkok Bank Public Co. Ltd., NVDR	527,312
631,100	Kasikornbank Public Co. Ltd., NVDR	856,081
8,955,900	Land and Houses Public Co. Ltd., NVDR	2,123,166
67,000	PTT Exploration and Production Public Co. Ltd.	489,249
168,700	PTT Public Co. Ltd.	722,878
553,200	Shin Corp. Public Co. Ltd.	550,535
59,700	The Siam Cement Public Co. Ltd.	381,450
31,900	The Siam Cement Public Co. Ltd., NVDR	190,882
308,400	Siam City Bank Public Co. Ltd.	195,487
274,800	Thai Airways International Public Co. Ltd.	344,894
116,100	Thai Oil Public Co. Ltd.*	129,523
50,000	Total Access Communication Public Co. Ltd.*	177,000
1,454,400	True Corp. Public Co. Ltd.*	269,197

		10,193,798

Turkey - 3.8%
35,810,728	Akbank T.A.S.	1,700,509
36,700	Aktas Elektrik Ticaret A.S.+*	0
920,966	Anadolu Efes Biracilik ve Malt Sanayii A.S.	150,493
46	Beko Elektronik A.S.*	2
9,057,704	Denizbank A.S.*	172,046
6,623,688	Dogan Sirketler Grubu Holding A.S.*	114,712
267,026	Enka Insaat ve Sanayi A.S.	68,994
3,941,099	Eregli Demir ve Celik Fabrikalari T.A.S.	163,754

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Turkey - 3.8% (continued)
11,833,577	Finansbank A.S.*	$133,871
1,623,900	Ford Otomotiv Sanayi A.S.	113,401
11,248,007	Koc Holding A.S.	616,598
7,680,420	Tupras-Turkiye Petrol Rafinerileri A.S.	777,696
3,785,415	Turk Sise ve Cam Fabrikalari A.S.	88,820
44,373,326	Turkcell Iletisim Hizmetleri A.S.	2,711,359
43,979,210	Turkiye Garanti Bankasi A.S.*	1,074,911
7,570,848	Turkiye Is Bankasi, Class C Shares	356,866

		8,244,032

	TOTAL STOCK
	(Cost - $150,220,570)	215,107,739

RIGHTS
RIGHTS - 0.0%

Brazil - 0.0%
21,964	Telesp Celular Participacoes S.A., Expire 12/10/04* (Cost - $0)	41,292

	SUB-TOTAL INVESTMENTS
	(Cost - $150,220,570)	215,149,031

FACE AMOUNT
REPURCHASE AGREEMENT - 1.7%
$3,700,000	State Street Bank and Trust Co. dated 11/30/04, 1.790% due 12/1/04; Proceeds at maturity - $3,700,184; (Fully collateralized by U.S. Treasury Bonds, 8.750% due 8/15/20; Market value - $3,781,238) (Cost - $3,700,000)	3,700,000

	TOTAL INVESTMENTS - 100.0% (Cost - $153,920,570**)	218,849,031
	Liabilities in Excess of Other Assets - (0.0)%	(99,318)

	TOTAL NET ASSETS - 100.0%	$218,749,713

(a)	All or a portion of this security is segregated for open futures contracts and open forward foreign currency contracts.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been liquid pursuant to guidelines approved by the Board of Trustees.

*	Non-income producing security.

+	Security is valued in accordance with fair valuation procedures.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

Summary of Investments by Industry*
Financials	19.8%
Materials	15.8
Telecommunication Services	14.6
Information Technology	12.7
Energy	9.1
Industrials	8.9
Consumer Discretionary	7.3
Consumer Staples	3.7
Utilities	2.6
Exchanged Traded Funds	2.2
Repurchase Agreement	1.7
Healthcare	1.6
Rights	0.0

100.0%

*	As a percentage of total investments. Please note that fund holdings are subject to change.

See Notes to Schedules of Investments.

GOVERNMENT MONEY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCY DISCOUNT NOTES — 100.9%
$48,469,000	Federal Home Loan Discount Notes due 12/1/04 to 9/16/05	1.13 to 2.26%	$48,424,620
15,000,000	Freddie Mac Discount Notes due 12/6/04 to 4/12/05	1.64 to 2.37	14,959,752
5,200,000	Freddie Mac Notes due 2/7/05 to 2/15/05	2.22 to 3.88	5,193,934
15,000,000	Federal National Mortgage Association due 12/15/04 to 9/6/05	1.68 to 2.00	14,981,015

	TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES
	(Cost — $83,559,321)		83,559,321

U.S. TREASURY OBLIGATIONS — 2.4%
2,000,000	U.S. Treasury Bills due 2/24/05	1.77	1,991,807

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost — $1,991,087)		1,991,807

	TOTAL INVESTMENTS — 103.3% (Cost — $85,551,128*)		85,551,128
	Liabilities in Excess of Other Assets — (3.3)%		(2,710,899)

	TOTAL NET ASSETS — 100.0%		$82,840,229

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS & AGENCIES - 30.7%

U.S. Government Obligations - 23.1%
	U.S. Treasury Notes:
410,000	1.625% due 2/28/06(a)	$404,395
550,000	2.750% due 6/30/06(a)	548,947
540,000	2.375% due 8/31/06	534,874
7,470,000	2.500% due 9/30/06(a)(b)	7,409,015
7,690,000	2.500% due 10/31/06(a)(b)	7,621,513
470,000	2.625% due 11/15/06(a)	466,769
160,000	2.250% due 2/15/07(a)	157,275
120,000	3.125% due 5/15/07(a)	119,981
11,725,000	3.000% due 11/15/07(a)(b)	11,640,732
375,000	3.125% due 10/15/08(a)	370,371
150,000	3.000% due 2/15/09(a)	146,772
210,000	2.625% due 3/15/09(a)	202,117
80,000	4.000% due 6/15/09(a)	81,219
10,450,000	3.625% due 7/15/09(a)(b)	10,438,578
3,885,000	3.500% due 8/15/09(a)(b)	3,857,836
100,000	5.000% due 8/15/11	105,789
700,000	4.875% due 2/15/12	733,961
4,250,000	4.375% due 8/15/12(b)	4,310,928
4,500,000	4.250% due 8/15/14(a)(b)	4,460,629
5,340,000	4.250% due 11/15/14(a)(b)	5,295,779
	U.S. Treasury Bonds:
2,530,000	10.375% due 11/15/12(a)	3,029,182
635,000	12.000% due 8/15/13(a)	821,234
1,015,000	8.000% due 11/15/21(a)	1,369,616
70,000	7.250% due 8/15/22(a)	88,591
3,000,000	6.250% due 8/15/23(a)	3,443,205
2,365,000	6.000% due 2/15/26(a)(b)	2,650,742
665,000	6.750% due 8/15/26(a)	811,820
3,880,000	6.125% due 11/15/27(a)	4,426,385
11,350,000	5.375% due 2/15/31(a)(b)	11,949,428
	U.S. Treasury Inflation-Indexed Notes:
719,106	3.375% due 1/15/07	766,502
3,232,268	3.625% due 1/15/08(b)	3,540,842
6,181,559	0.875% due 4/15/10(a)(b)	6,129,375
3,784,001	1.875% due 7/15/13(b)	3,866,814
4,717,005	2.000% due 1/15/14(b)	4,846,020
2,871,005	2.000% due 7/15/14(b)	2,939,036
	U.S. Treasury Inflation-Indexed Bonds:
926,780	2.375% due 1/15/25	960,053
265,668	3.875% due 4/15/29	351,069

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
U.S. Government Obligations - 23.1% (continued)
		U.S. Treasury Principal Strips:
670,000		Due 2/15/23(a)	$258,055
230,000		Due 8/15/26	72,965
100,000		Due 11/15/26	31,374

			111,259,788

U.S. Government Agencies - 7.6%
		Fannie Mae:
		Notes:
3,375,000	AAA	5.500% due 2/15/06	3,476,584
60,000	AAA	2.710% due 1/30/07	59,329
1,500,000	AAA	6.625% due 9/15/09	1,671,535
3,075,000	Aaa*	7.125% due 6/15/10	3,527,944
890,000	Aaa*	6.000% due 5/15/11	975,185
400,000	AAA	6.125% due 3/15/12	441,856
1,890,000	AAA	4.750% due 2/21/13(a)	1,870,779
380,000	AA-	4.625% due 5/1/13	372,465
130,000	AAA	3.000% due 4/26/19	128,779
		Bonds:
725,000	AAA	1.750% due 6/16/06	710,917
230,000	AAA	3.125% due 3/16/09	222,797
		Federal Home Loan Bank, Bonds:
60,000	AAA	2.750% due 5/15/06	59,771
120,000	Aaa*	4.875% due 11/15/06	123,801
70,000	AAA	3.500% due 11/15/07(a)	69,995
30,000	AAA	3.625% due 11/14/08	29,925
		Freddie Mac:
		Notes:
3,500,000	Aaa*	5.250% due 1/15/06	3,587,507
685,000	AAA	3.500% due 4/1/08	679,967
750,000	AAA	3.875% due 1/12/09	745,764
4,325,000	AAA	4.750% due 12/8/10	4,338,295
200,000	AAA	4.500% due 7/15/13	198,727
400,000	AAA	6.250% due 7/15/32(a)	446,080
850,000	AAA	Bonds, 6.750% due 3/15/31	1,004,002
		Small Business Administration Participation Certificates:
1,765,891	NR	6.150% due 11/1/13	1,842,705
586,520	NR	6.850% due 10/1/15	622,049
1,180,946	NR	6.650% due 11/1/15	1,248,940
1,055,504	NR	7.700% due 7/1/16	1,137,941
3,717,259	NR	7.190% due 12/1/19(b)	4,088,427

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
U.S. Government Agencies - 7.6% (continued)
2,881,733	NR	7.590% due 1/1/20(b)	$3,207,887

			36,889,953

		TOTAL U.S. GOVERNMENT OBLIGATIONS & AGENCIES
		(Cost - $147,428,166)	148,149,741

CORPORATE BONDS & NOTES - 16.3%
Advertising - 0.0%
10,000	B	Lamar Media Corp., 7.250% due 1/1/13	10,850

Aerospace/Defense - 0.2%
295,000	BBB	Lockheed Martin Corp., Bonds, 8.500% due 12/1/29	393,889
70,000	BBB	Loral Corp., Debentures, 7.000% due 9/15/23	78,008
		Northrop Grumman Corp.:
180,000	BBB	7.125% due 2/15/11	204,470
280,000	BBB	Notes, 4.079% due 11/16/06	282,610
		Raytheon Co., Notes:
12,000	BBB-	6.750% due 8/15/07	12,977
33,000	BBB-	6.150% due 11/1/08	35,645

			1,007,599

Agriculture - 0.2%
		Altria Group Inc.:
300,000	BBB	Debentures, 7.750% due 1/15/27	329,494
250,000	BBB	Notes, 7.000% due 11/4/13	267,350
		R.J. Reynolds Tobacco Holdings Inc.:
85,000	BB+	7.250% due 6/1/12(a)	87,125
10,000	BB+	Series B, 7.750% due 5/15/06	10,525

			694,494

Airlines - 0.0%
50,000	AAA	Delta Air Lines Inc., Pass-Through Certificates, Series 02-1, 6.417% due 7/12/12(a)	52,107

Auto Manufacturers - 0.7%
		DaimlerChrysler N.A. Holding Corp.:
100,000	BBB	7.750% due 6/15/05	102,561
640,000	BBB	4.050% due 6/4/08	637,084
360,000	BBB	7.200% due 9/1/09	399,050
85,000	BBB	7.300% due 1/15/12	95,675
30,000	BBB	6.500% due 11/15/13	32,086
		Series MTND:
700,000	BBB	2.940% due 9/10/07	701,315
1,400,000	BBB	Notes, 2.750% due 9/26/05(b)	1,406,894
110,000	AAA	Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08(a)	106,603

			3,481,268

Banks - 2.7%
250,000	A+	American Express Centurion Bank, Notes, Series BKNT, 4.375% due 7/30/09	252,911

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Banks - 2.7% (continued)
		Bank of America Corp.:
		Sr. Notes:
50,000	A+	5.250% due 2/1/07	$51,860
1,200,000	A+	3.875% due 1/15/08	1,207,868
		Sub. Notes:
850,000	A	7.800% due 2/15/10	986,997
50,000	A	7.400% due 1/15/11	57,820
		Bank One Corp.:
		Notes:
575,000	A+	6.500% due 2/1/06	596,488
150,000	A+	2.625% due 6/30/08	143,612
960,000	A+	6.000% due 8/1/08	1,026,334
80,000	A	Sub. Notes, 5.900% due 11/15/11	84,919
500,000	AAA	Depfa ACS Bank, Sr. Notes, Series DTC, 3.625% due 10/29/08	503,750
275,000	A+	Firstar Bank N.A., Sub. Notes, Series BKNT, 7.800% due 7/5/10	282,496
195,000	AA	HBOS Treasury Services PLC, Notes, 3.600% due 8/15/07(d)	195,127
1,525,000	AA-	HSBC Bank USA N.A., Sr. Notes, Series BKNT, 1.980% due 9/21/07	1,526,423
110,000	AAA	KfW - Kreditanstalt fuer Wiederaufbau, Government Guaranteed, 3.375% due 1/23/08	109,740
370,000	A+	National City Bank/Cleveland OH, Notes, 3.375% due 10/15/07	367,358
10,000	BBB	Sumitomo Mitsui Banking Corp./New York, Sub. Notes, 8.000% due 6/15/12	11,878
		SunTrust Banks Inc.:
265,000	AA-	Deposit Notes, 4.415% due 6/15/09	267,040
		Sr. Notes:
385,000	A+	3.625% due 10/15/07	383,639
145,000	A+	4.000% due 10/15/08	145,770
		US BanCorp., Sr. Notes, Series MTNN:
160,000	A+	3.950% due 8/23/07	160,999
100,000	A+	3.125% due 3/15/08	97,991
900,000	AA-	US Bank N.A., Notes, Series BKNT, 2.036% due 10/1/07	900,200
		Wells Fargo & Co.:
		Notes:
405,000	AA-	3.500% due 4/4/08(a)	402,223
1,075,000	AA-	1.980% due 9/15/09	1,075,014
		Sr. Notes:
25,000	AA-	5.125% due 2/15/07(a)	25,926
1,650,000	AA-	4.000% due 8/15/08	1,656,991
600,000	AA-	4.200% due 1/15/10	599,917
10,000	AA-	Wells Fargo Bank N.A., Sub. Notes, 6.450% due 2/1/11	11,091

			13,132,382

Beverages - 0.1%
215,000	A+	Anheuser-Busch Cos. Inc., Notes, 4.950% due 1/15/14(a)	217,585

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Beverages - 0.1% (continued)
155,000	A	Diageo Capital PLC, 3.375% due 3/20/08	$153,236

			370,821

Chemicals - 0.0%
14,000	BB+	FMC Corp., Secured Notes, 10.250% due 11/1/09	16,170
23,000	BB	IMC Global Inc., Series B, 10.875% due 6/1/08	27,830
9,000	B+	Lyondell Chemical Co., Sr. Secured Notes, Series A, 9.625% due 5/1/07	9,967
20,000	CCC+	Rhodia S.A., Sr. Notes, 10.250% due 6/1/10(a)	22,300

			76,267

Coal - 0.0%
14,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	15,120

Computers - 0.1%
60,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	64,566
150,000	A+	International Business Machines Corp., Notes, 4.750% due 11/29/12	151,149

			215,715

Diversified Financial Services - 3.9%
725,000	AAA	AIG SunAmerica Global Financing XII, Notes, 5.300% due 5/30/07(d)	752,359
80,000	A	Boeing Capital Corp., Notes, 6.500% due 2/15/12(a)	88,993
		CIT Group Inc.:
15,000	A	Notes, 6.500% due 2/7/06	15,565
70,000	A	Sr. Notes, 7.750% due 4/2/12	82,321
10,000	BB-	Eircom Funding, 8.250% due 8/15/13	11,150
		Ford Motor Credit Co.:
100,000	BBB-	Bonds, 7.375% due 2/1/11	107,076
		Notes:
695,000	BBB-	6.875% due 2/1/06	718,371
1,210,000	BBB-	7.375% due 10/28/09	1,300,372
30,000	BBB-	7.875% due 6/15/10	32,826
85,000	BBB-	7.250% due 10/25/11	90,364
		General Electric Capital Corp., Notes:
1,175,000	AAA	3.500% due 8/15/07(a)	1,172,402
		Series MTNA:
105,000	AAA	3.450% due 7/16/07	104,661
1,210,000	AAA	4.250% due 1/15/08	1,227,164
365,000	AAA	3.600% due 10/15/08	360,129
		General Motors Acceptance Corp., Notes:
2,000,000	BBB-	6.125% due 9/15/06(b)	2,058,602
1,925,000	BBB-	5.625% due 5/15/09	1,918,823
690,000	BBB-	6.875% due 9/15/11	704,746
150,000	BBB-	6.750% due 12/1/14(a)	148,226
10,000	BBB-	Series MTN, 4.375% due 12/10/07	9,874
		Goldman Sachs Group Inc., Notes:
135,000	A+	4.750% due 7/15/13	132,193
110,000	A+	6.125% due 2/15/33	111,227

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Diversified Financial Services - 3.9% (continued)
		Household Finance Corp., Notes:
20,000	A	7.200% due 7/15/06	$21,173
585,000	A	4.625% due 1/15/08	597,569
20,000	A	8.000% due 7/15/10	23,446
895,000	A	6.375% due 10/15/11	984,853
175,000	A	6.375% due 11/27/12	192,415
80,000	A-	John Deere Capital Corp., Notes, 7.000% due 3/15/12	91,642
		JPMorgan Chase & Co.:
60,000	A+	Notes, 4.500% due 11/15/10	60,412
		Sr. Notes:
500,000	A+	5.250% due 5/30/07	520,179
850,000	A+	3.625% due 5/1/08(a)	843,204
		Sub. Notes:
20,000	A	6.000% due 2/15/09	21,313
70,000	A	5.250% due 5/1/15(a)	70,062
		Lehman Brothers Holdings Inc., Notes:
350,000	A	4.000% due 1/22/08	352,369
155,000	A	7.000% due 2/1/08	168,831
310,000	AAA	MassMutual Global Funding II, Notes, 2.550% due 7/15/08(d)	296,105
50,000	A+	Merrill Lynch & Co. Inc., Notes, Series MTNB, 2.940% due 1/30/06	49,921
		Morgan Stanley:
125,000	A+	Bonds, 5.800% due 4/1/07	131,430
390,000	A+	Notes, 3.625% due 4/1/08	387,157
205,000	A+	Unsub. Bonds, 6.100% due 4/15/06	213,018
330,000	AA+	New York Life Global Funding, Notes, 3.875% due 1/15/09(d)	326,278
1,285,000	AA	Principal Life Global Funding I, Notes, 3.625% due 4/30/08(d)	1,286,750
		SLM Corp., Notes:
90,000	A	Series CPI, 4.310% due 4/1/09	90,415
270,000	A	Series MTN, 5.125% due 8/27/12	274,453
450,000	AAA	TIAA Global Markets, 3.875% due 1/22/08(d)	452,191
225,000	AAA	USAA Capital Corp., Notes, Series MTNB, 4.000% due 12/10/07(d)	227,407

			18,830,037

Electric - 1.2%
		AES Corp., Sr. Secured Notes:
7,695	BB	10.000% due 7/15/05(d)	7,733
85,000	B+	8.750% due 5/15/13(d)	96,687
30,000	BB+	Cleveland Electric Illuminating Co., Sr. Notes, 5.650% due 12/15/13	30,784
		Dominion Resources Inc., Sr. Notes:
525,000	BBB+	5.700% due 9/17/12	549,045
175,000	BBB+	Series D, 5.125% due 12/15/09	180,295
430,000	BBB	Duke Energy Corp., Sr. Notes, 5.625% due 11/30/12	448,619
		FirstEnergy Corp., Notes:
20,000	BB+	Series A, 5.500% due 11/15/06	20,644
40,000	BB+	Series B, 6.450% due 11/15/11	43,048

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Electric - 1.2% (continued)
485,000	BB+	Series C, 7.375% due 11/15/31	$538,152
		Hydro Quebec, Local Government Guaranteed:
60,000	A+	Series IU, 7.500% due 4/1/16(a)	73,303
5,000	A+	Series JL, 6.300% due 5/11/11	5,531
40,000	BBB-	Midamerican Energy Holdings Co., Sr. Notes, 5.875% due 10/1/12	41,893
110,000	A-	Niagara Mohawk Power Corp., Sr. Notes, Series G, 7.750% due 10/1/08	123,761
130,000	BBB	Oncor Electric Delivery Co., Sr. Secured Notes, 6.375% due 1/15/15	141,762
200,000	AA	Ontario Electricity Financial Corp., Local Government Guaranteed,
		6.100% due 1/30/08	214,401
17,000	B	Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10	21,505
		Pacific Gas & Electric Co., 1st Mortgage:
550,000	BBB	2.720% due 4/3/06	550,474
130,000	BBB	6.050% due 3/1/34	131,470
245,000	BBB	Progress Energy Florida Inc., 1st Mortgage, 5.900% due 3/1/33	246,421
75,000	BBB-	Progress Energy Inc., Sr. Notes, 7.750% due 3/1/31	87,813
800,000	BBB	PSEG Power LLC, 7.750% due 4/15/11	921,832
325,000	AA-	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08(d)	324,792
460,000	BBB	TXU Energy Co. LLC, Notes, 2.838% due 1/17/06(d)	461,165
250,000	BBB+	Virginia Electric and Power Co., Notes, Series MTNF,
		5.730% due 11/25/08	261,759

			5,522,889

Entertainment - 0.0%
		Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
2,000	B+	6.375% due 7/15/09	2,070
10,000	B+	8.000% due 4/1/12(a)	10,975

			13,045

Environmental Control - 0.1%
		Waste Management Inc.:
185,000	BBB	6.375% due 11/15/12	203,025
40,000	BBB	7.375% due 5/15/29	45,737
100,000	BBB	7.750% due 5/15/32	120,696

			369,458

Food - 0.2%
245,000	BBB	Cadbury Schweppes US Finance LLC, Notes, 3.875% due 10/1/08(d)	243,285
255,000	BBB+	General Mills Inc., Notes, 5.125% due 2/15/07	262,935
340,000	BBB+	Kraft Foods Inc., Notes, 5.625% due 11/1/11	357,501
70,000	A-	Nabisco Inc., Debentures, 7.550% due 6/15/15	83,620
		Smithfield Foods Inc., Sr. Notes:
10,000	BB	7.000% due 8/1/11	10,650
20,000	BB	Series B, 8.000% due 10/15/09	22,100

			980,091

Forest Products & Paper - 0.2%
38,000	BB	Abitibi-Consolidated Inc., Notes, 8.550% due 8/1/10(a)	41,135
9,000	BB+	Cascades Inc., Sr. Notes, 7.250% due 2/15/13	9,630

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Forest Products & Paper - 0.2% (continued)
		Georgia-Pacific Corp.:
56,000	BB+	8.875% due 2/1/10	$65,660
		Debentures:
1,000	BB+	9.500% due 12/1/11	1,248
4,000	BB+	7.700% due 6/15/15	4,580
1,000	BB+	Notes, 8.125% due 5/15/11	1,157
210,000	BBB	International Paper Co., Notes, 5.500% due 1/15/14	214,438
130,000	BBB	MeadWestvaco Corp., 6.850% due 4/1/12	146,008
585,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12(a)	657,087

			1,140,943

Healthcare-Products - 0.0%
120,000	A-	Boston Scientific Corp., Notes, 5.450% due 6/15/14	123,457

Healthcare-Services - 0.3%
		HCA Inc.:
120,000	BB+	Debentures, 7.190% due 11/15/15	124,269
		Sr. Notes:
30,000	BB+	7.875% due 2/1/11	32,822
740,000	BB+	5.750% due 3/15/14(a)	709,883
6,000	BBB	Manor Care Inc., Sr. Notes, 7.500% due 6/15/06	6,352
		Tenet Healthcare Corp.:
121,000	B-	Notes, 7.375% due 2/1/13(a)	118,580
		Sr. Notes:
10,000	B-	5.375% due 11/15/06	10,100
76,000	B-	6.375% due 12/1/11	70,870
500,000	B-	9.875% due 7/1/14(d)	540,000

			1,612,876

Holding Companies - Diversified - 0.0%
10,000	B+	Kansas City Southern Railway, 9.500% due 10/1/08	11,375

Home Builders - 0.0%
10,000	BB	Beazer Homes USA Inc., 8.375% due 4/15/12	11,050
8,000	BB-	Schuler Homes Inc., 10.500% due 7/15/11	9,160

			20,210

Household Products/Wares - 0.1%
500,000	A-	Clorox Co., Notes, 2.544% due 12/14/07(d)	500,306

Insurance - 0.5%
75,000	BBB+	Ace INA Holdings Inc., Notes, 5.875% due 6/15/14(a)	75,479
300,000	AA	Allstate Financial Global Funding, Bonds, 6.150% due 2/1/06(d)	310,199
750,000	AAA	ASIF Global Financing, Notes, 3.900% due 10/22/08(d)	746,216
135,000	BBB	Aspen Insurance Holdings Ltd., Sr. Notes, 6.000% due 8/15/14(d)	134,051
500,000	AAA	Berkshire Hathaway Finance Corp., Notes, 3.400% due 7/2/07(d)	498,743
160,000	A	Loews Corp., Debentures, 8.875% due 4/15/11	188,055
125,000	BBB	Marsh & McLennan Cos. Inc., Sr. Notes, 5.375% due 3/15/07(a)	126,984
200,000	AA	Monumental Global Funding II, Notes, 4.375% due 7/30/09(d)	200,242

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Insurance - 0.5% (continued)
195,000	AA	Protective Life Secured Trust, Notes, Series MTN, 3.700% due 11/24/08	$193,557
125,000	A	XL Capital Ltd., Sr. Notes, 6.375% due 11/15/24	125,554

			2,599,080

Investment Companies - 0.1%
275,000	A+	Credit Suisse First Boston USA Inc., Notes, 4.625% due 1/15/08	281,866

Lodging - 0.1%
11,000	BB+	Caesars Entertainment Inc., Sr. Notes, 8.500% due 11/15/06	11,963
28,000	BB+	Harrah’s Operating Co. Inc., 7.875% due 12/15/05	29,260
10,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 5/15/08	11,054
		Mandalay Resort Group:
20,000	BB+	Debentures, 7.000% due 11/15/36(a)	21,325
10,000	BB+	Sr. Notes, 9.500% due 8/1/08	11,475
		MGM Mirage:
6,000	BB -	9.750% due 6/1/07	6,683
35,000	BB+	8.500% due 9/15/10	39,944
50,000	BB+	Sr. Notes, 6.750% due 9/1/12(d)	52,750
30,000	BB+	Starwood Hotels & Resorts Worldwide Inc., 7.375% due 5/1/07	32,175
28,000	BB-	Station Casinos Inc., Sr. Notes, 6.000% due 4/1/12	28,980

			245,609

Machinery-Diversified - 0.0%
20,000	BB-	AGCO Corp., 9.500% due 5/1/08	21,450
4,000	BB+	Cummins Inc., Sr. Notes, 9.500% due 12/1/10	4,570

			26,020

Media - 1.0%
		Comcast Corp.:
190,000	BBB	5.500% due 3/15/11	198,361
640,000	BBB	6.500% due 1/15/15	695,212
260,000	BBB	7.050% due 3/15/33(a)	289,385
395,000	BBB	Comcast MO of Delaware Inc., Sr. Notes, 8.300% due 5/15/06	421,208
160,000	BBB-	COX Communications Inc., Notes, 3.875% due 10/1/08	157,709
		CSC Holdings Inc.:
4,000	BB-	Debentures, 7.875% due 2/15/18	4,320
40,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	43,000
		Echostar DBS Corp.:
50,000	BB-	6.625% due 10/1/14(d)	50,875
6,000	BB-	Sr. Notes, 5.256% due 10/1/08	6,255
12,000	B+	Entercom Radio LLC/Entercom Capital Inc., 7.625% due 3/1/14	12,960
475,000	BBB+	Historic TW Inc., Notes, 8.180% due 8/15/07	528,346
445,000	BBB-	Liberty Media Corp., Sr. Notes, 3.380% due 9/17/06	450,856
315,000	BBB-	News America Inc., 7.625% due 11/30/28	366,940
5,000	B	Sun Media Corp., 7.625% due 2/15/13	5,450
100,000	BBB	Tele-Communications-TCI Group, Sr. Notes, 7.125% due 2/15/28	109,652
125,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	144,078

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Media - 1.0% (continued)
50,000	BBB+	Time Warner Entertainment Co. L.P., Sr. Notes, 8.375% due 7/15/33	$62,669
		Time Warner Inc.:
275,000	BBB+	6.875% due 5/1/12	309,270
410,000	BBB+	7.700% due 5/1/32	487,052
280,000	BBB+	Turner Broadcasting System Inc., Sr. Notes, 8.375% due 7/1/13(a)	339,533
		Viacom Inc.:
25,000	A-	6.400% due 1/30/06	25,945
30,000	A-	5.625% due 8/15/12(a)	31,723
75,000	BBB+	Walt Disney Co., Sr. Notes, Series MTN, 6.200% due 6/20/14	81,557

			4,822,356

Mining - 0.0%
100,000	A	Corp. Nacional del Cobre de Chile - CODELCO, Sr. Notes, 4.750% due 10/15/14(d)	96,577

Miscellaneous Manufacturing - 0.2%
170,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	172,866
22,000	BB+	SPX Corp., Sr. Notes, 7.500% due 1/1/13	23,815
		Tyco International Group S.A.:
220,000	BBB	6.375% due 10/15/11	242,286
26,000	BBB	7.000% due 6/15/28	29,451
429,000	BBB	6.875% due 1/15/29	482,713

			951,131

Oil & Gas - 1.1%
275,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	299,159
		Anadarko Finance Co., Series B:
385,000	BBB+	6.750% due 5/1/11	430,005
115,000	BBB+	7.500% due 5/1/31	139,197
70,000	A-	Apache Corp., Notes, 6.250% due 4/15/12(a)	77,411
370,000	A-	Apache Finance Canada Corp., 4.375% due 5/15/15(a)	350,912
		Atlantic Richfield Co.:
755,000	AA+	Debentures, 9.125% due 3/1/11	942,019
40,000	AA+	Notes, 5.900% due 4/15/09	42,941
20,000	AA+	BP Capital Markets PLC, 2.750% due 12/29/06	19,798
5,000	BB-	Chesapeake Energy Corp., 9.000% due 8/15/12	5,775
380,000	AA	ChevronTexaco Capital Co., 3.500% due 9/17/07	380,863
		Conoco Funding Co.:
50,000	A-	5.450% due 10/15/06	51,879
80,000	A-	7.250% due 10/15/31	95,255
540,000	A-	ConocoPhillips Holding Co., Sr. Notes, 6.950% due 4/15/29	620,045
400,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	500,672
295,000	BBB	Devon Financing Corp. ULC, 7.875% due 9/30/31	364,358
		EnCana Corp., Bonds:
190,000	A-	6.300% due 11/1/11	207,378
75,000	A-	6.500% due 8/15/34	80,085
11,000	BB-	Grant Prideco Escrow Corp., 9.000% due 12/15/09	12,293

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Oil & Gas - 1.1% (continued)
		Morgan Stanley Bank AG for OAO Gazprom, Notes:
10,000	BB-	9.625% due 3/1/13(d)	$11,588
40,000	BB-	9.625% due 3/1/13	46,372
125,000	BBB+	Occidental Petroleum Corp., Sr. Notes, 6.750% due 1/15/12	140,554
10,000	A-	Petronas Capital Ltd., 7.875% due 5/22/22(d)	12,157
30,000	B+	Petrozuata Finance Inc., 8.220% due 4/1/17(d)	29,888
125,000	BBB-	Pioneer Natural Resources Co., Sr. Notes, 5.875% due 7/15/16	129,683
100,000	BB-	Pride International Inc., Sr. Notes, 7.375% due 7/15/14(d)	111,250
90,000	AAA	Seariver Maritime Inc., zero coupon due 9/1/12	62,537
		Vintage Petroleum Inc.:
30,000	BB-	Sr. Notes, 8.250% due 5/1/12	33,450
10,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	10,800
40,000	BB+	Western Oil Sands Inc., Sr. Secured Notes, 8.375% due 5/1/12	46,600
30,000	BBB-	XTO Energy Inc., Sr. Notes, 6.250% due 4/15/13(a)	32,568

			5,287,492

Pharmaceuticals - 0.1%
40,000	BB+	AmerisourceBergen Corp., Sr. Notes, 8.125% due 9/1/08	44,200
200,000	A+	Bristol-Myers Squibb Co., Notes, 5.750% due 10/1/11	212,269
200,000	AA-	Merck & Co. Inc., Notes, 4.375% due 2/15/13(a)	192,763
49,000	BB+	Omnicare Inc., Series B, 8.125% due 3/15/11	52,798
140,000	A	Wyeth, Bonds, 6.500% due 2/1/34(a)	145,908

			647,938

Pipelines - 0.2%
110,000	CCC+	Dynegy Holdings Inc., Sr. Notes, 8.750% due 2/15/12(a)	115,500
		El Paso Corp., Sr. Notes, Series MTN:
170,000	CCC+	7.800% due 8/1/31	157,250
125,000	CCC+	7.750% due 1/15/32(a)	115,625
10,000	B-	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	10,887
20,000	B-	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	21,450
		Williams Cos. Inc.:
95,000	B+	Debentures, Series A, 7.500% due 1/15/31	98,800
		Notes:
30,000	B+	7.750% due 6/15/31(a)	31,575
385,000	B+	8.750% due 3/15/32	446,600

			997,687

Real Estate - 0.5%
325,000	BBB+	Archstone-Smith Operating Trust, Notes, 3.000% due 6/15/08	313,015
225,000	BBB+	AvalonBay Communities Inc., Notes, Series MTN, 5.000% due 8/1/07	231,044
485,000	BBB	CPG Partners L.P., Notes, 3.500% due 3/15/09	465,029
		EOP Operating L.P.:
115,000	BBB+	4.750% due 3/15/14(a)	110,162
105,000	BBB+	Notes, 7.250% due 6/15/28	116,254
650,000	BBB+	ERP Operating L.P., Notes, 6.625% due 3/15/12	713,941

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Real Estate - 0.5% (continued)
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12	$10,403
5,000	B+	Host Marriott Corp., Series B, 7.875% due 8/1/08	5,169
		Host Marriott L.P.:
2,000	B+	Series G, 9.250% due 10/1/07	2,230
20,000	B+	Series I, 9.500% due 1/15/07	21,925
10,000	BB-	La Quinta Properties Inc., Sr. Notes, 7.000% due 8/15/12(d)	10,600
325,000	BB+	Rouse Co., Notes, 5.375% due 11/26/13	307,062
		Ventas Realty L.P.:
10,000	BB	8.750% due 5/1/09	11,175
30,000	BB	9.000% due 5/1/12	34,875

			2,352,884

Regional Authority - 0.3%
170,000	AA	Province of Ontario, Notes, 3.500% due 9/17/07(a)	169,533
125,000	A+	Province of Quebec, Notes, 5.000% due 7/17/09(a)	129,971
1,050,000	AAA	Tennessee Valley Authority, Bonds, Series A, 6.790% due 5/23/12	1,198,847

			1,498,351

Retail - 0.2%
		Target Corp., Notes:
300,000	A+	5.400% due 10/1/08(a)	316,396
170,000	A+	5.875% due 3/1/12	183,838
580,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08(a)	572,291

			1,072,525

Telecommunications - 1.9%
1,500,000	BB+	AT&T Corp., Sr. Notes, 9.750% due 11/15/31(b)	1,745,625
		AT&T Wireless Services Inc.:
55,000	A	Notes, 8.125% due 5/1/12	65,939
45,000	A	Sr. Notes, 7.350% due 3/1/06	47,234
70,000	A	BellSouth Corp., Notes, 4.750% due 11/15/12	69,527
		British Telecommunications PLC:
10,000	A-	Bonds, 8.875% due 12/15/30	13,059
295,000	A-	Notes, 8.375% due 12/15/10	351,732
10,000	B-	Cincinnati Bell Inc., 7.250% due 7/15/13(a)	10,300
		Deutsche Telekom International Finance B.V.:
140,000	BBB+	5.250% due 7/22/13(a)	142,206
185,000	BBB+	8.750% due 6/15/30	238,282
		MCI Inc., Sr. Notes:
46,000	B+	5.908% due 5/1/07	46,690
46,000	B+	6.688% due 5/1/09	46,460
39,000	B+	7.735% due 5/1/14	39,975
		Nextel Communications Inc., Sr. Notes:
15,000	BB	5.950% due 3/15/14	15,338
50,000	BB	7.375% due 8/1/15	55,250
30,000	B	Qwest Capital Funding Inc., 7.750% due 2/15/31	25,650

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Telecommunications - 1.9% (continued)
20,000	B	Qwest Communications International, Sr. Notes, 7.250% due 2/15/11(d)	$20,000
		SBC Communications Inc., Notes:
1,600,000	A	4.206% due 6/5/05(d)	1,611,930
150,000	A	4.125% due 9/15/09	148,823
180,000	A	5.100% due 9/15/14	178,728
		Sprint Capital Corp.:
760,000	BBB-	6.000% due 1/15/07	796,139
100,000	BBB-	6.125% due 11/15/08	106,761
		Telecom Italia Capital S.A.:
120,000	BBB+	4.000% due 1/15/10(d)	116,868
30,000	BBB+	5.250% due 11/15/13	30,016
240,000	BBB+	4.950% due 9/30/14(d)	232,328
250,000	BBB+	6.000% due 9/30/34(a)(d)	238,747
225,000	A	Telefonica Europe B.V., 7.750% due 9/15/10	262,261
		Verizon Global Funding Corp., Notes:
55,000	A+	6.875% due 6/15/12(a)	62,246
445,000	A+	7.375% due 9/1/12(a)	519,219
55,000	A+	7.750% due 12/1/30	66,288
115,000	A+	Verizon Maryland Inc., Bonds, 5.125% due 6/15/33	99,138
590,000	A+	Verizon New Jersey Inc., Debentures, Series A, 5.875% due 1/17/12	623,036
700,000	A3*	Verizon Wireless Capital LLC, Notes, 2.415% due 5/23/05(d)	700,010
		Vodafone Group PLC:
390,000	A	Notes, 3.950% due 1/30/08(a)	392,311
160,000	A	Sr. Notes, 7.750% due 2/15/10	185,244

			9,303,360

Transportation - 0.1%
300,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07(a)	328,424
20,000	BBB	Norfolk Southern Corp., Sr. Notes, 6.750% due 2/15/11(a)	22,455
19,000	BB-	Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11	22,040
45,000	BBB	Union Pacific Corp., Notes, 6.650% due 1/15/11	49,968

			422,887

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $77,896,033)	78,787,073

MUNICIPAL BOND INVESTMENTS - 0.2%
600,000	AAA	Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon due 6/30/09	492,330
210,000	AA	Illinois State GO, 5.100% due 6/1/33	198,416
345,000	AA	Texas State Public Finance Authority Revenue, 3.125% due 6/15/07	340,325

		TOTAL MUNICIPAL BOND INVESTMENTS
		(Cost - $1,024,493)	1,031,071

ASSET-BACKED SECURITIES - 5.8%
		ACE Securities Corp.:
1,004,634	AAA	2.671% due 11/25/33	1,005,185

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 5.8% (continued)
1,011,321	AAA	2.291% due 4/25/34(b)	$1,011,877
800,000	AAA	American Express Credit Account Master Trust, 2.240% due 4/15/08	801,266
1,278,980	AAA	AmeriCredit Automobile Receivables Trust, 5.010% due 7/14/08	1,298,275
443,595	AAA	Bayview Financial Acquisition Trust, 2.694% due 9/28/43	445,258
1,500,000	AAA	Bear Stearns Asset Backed Securities Inc., 2.701% due 9/25/34	1,500,000
		Capital Auto Receivables Asset Trust:
1,000,000	AAA	3.580% due 10/16/06	1,005,497
1,500,000	AAA	2.640% due 3/17/08(b)	1,495,632
		Chase Funding Mortgage Loan Asset-Backed Certificates:
14,849	AAA	2.431% due 5/25/32	14,858
17,684	AAA	2.501% due 8/25/32	17,707
100,000	AAA	Chase USA Master Trust, 2.270% due 4/15/09	99,992
		Countrywide Asset-Backed Certificates:
11,957	AAA	2.421% due 12/25/31	11,971
40,218	AAA	2.551% due 5/25/32	40,299
1,213,246	AAA	2.481% due 6/25/33	1,214,174
		Countrywide Home Equity Loan Trust:
12,901	AAA	2.340% due 4/15/27	12,904
23,250	AAA	2.340% due 5/15/28	23,274
5,170	AAA	Delta Funding Home Equity Loan Trust, 2.700% due 2/15/31	5,186
		EMC Mortgage Loan Trust:
177,324	AAA	2.731% due 8/25/40(d)	177,933
36,449	AAA	2.830% due 2/25/41(d)	36,449
1,325,000	AAA	Honda Auto Receivables Owner Trust, 4.490% due 9/17/07	1,338,219
140,000	AAA	M&I Auto Loan Trust, 2.310% due 2/20/08	139,150
		MBNA Credit Card Master Note Trust:
1,575,000	AAA	2.700% due 9/15/09	1,549,102
1,775,000	AAA	2.650% due 11/15/10	1,710,670
825,000	AAA	MBNA Master Credit Card Trust USA, 7.800% due 10/15/12	970,126
940,432	AAA	Merrill Lynch Mortgage Investors Inc., 2.541% due 11/25/33	942,222
1,300,000	AAA	Nissan Auto Receivables Owner Trust, 3.330% due 1/15/08	1,304,751
		Option One Mortgage Loan Trust:
23,918	AAA	2.581% due 11/25/32	24,018
82,911	AAA	2.601% due 2/25/33	83,171
100,000	AAA	Public Service New Hampshire Funding LLC, 6.480% due 5/1/15	110,826
1,434,041	AAA	Renaissance Home Equity Loan Trust, 2.381% due 3/25/34	1,434,830
		Residential Asset Mortgage Products Inc.:
1,447,608	AAA	2.511% due 6/25/30	1,449,816
109,569	AAA	2.511% due 5/25/33	109,689
1,185,552	AAA	Residential Asset Securities Corp., 2.591% due 1/25/33	1,188,945
		SLM Student Loan Trust:
1,763,948	AAA	1.900% due 6/15/10	1,764,944
1,737,817	AAA	1.920% due 12/17/12	1,738,605
1,217,630	AAA	Structured Asset Investment Loan Trust, 2.521% due 6/25/33	1,218,553

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 5.8% (continued)
		Structured Asset Securities Corp.:
600,030	AAA	3.357% due 4/25/31(d)	$556,156
33,042	AAA	2.681% due 8/25/32	33,093

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $28,016,220)	27,884,623

MORTGAGE-BACKED SECURITIES - 27.4%

Federal Home Loan Mortgage Corp. (FHLMC) - 2.3%
		FHLMC:
41,350		10.000% due 4/1/09 - 10/1/09	44,744
18,543		10.250% due 5/1/09 - 2/1/10	20,192
22,594		9.000% due 12/1/04 - 7/1/11	24,216
34,360		11.500% due 10/1/15	38,819
767		7.500% due 7/1/16	824
52,316		9.500% due 10/1/08 - 8/1/16	57,013
219,054		8.000% due 8/1/08 - 6/1/17	237,431
476,999		8.500% due 12/1/06 - 7/1/17	519,302
		FHLMC Gold:
7,320		9.500% due 4/1/10	7,972
266,812		7.000% due 5/1/12 - 8/1/12	283,012
76,563		8.000% due 8/1/09 - 8/1/12	81,467
380,512		6.500% due 7/1/14	393,712
93,800		8.500% due 9/1/08 - 2/1/18	102,220
3,405,335		5.500% due 10/1/13 - 7/1/18(b)	3,517,091
37,320		4.500% due 8/1/18	37,166
88,661		5.000% due 10/1/33	87,849
5,235,476		6.000% due 5/1/16 - 5/1/34	5,450,875

			10,903,905

Federal National Mortgage Association (FNMA) - 11.1%
		FNMA:
1,607,578		6.225% due 7/1/08(b)	1,699,419
864,091		5.572% due 12/1/11	906,056
19,384		10.750% due 10/1/12	21,162
1,654		12.500% due 6/1/15	1,700
69,151		8.500% due 6/1/06 - 6/1/17	73,069
35,952		8.000% due 8/1/17	39,548
78,894		9.000% due 3/1/08 - 3/1/18	83,565
1,725,541		4.000% due 7/1/18 - 6/1/19	1,680,383
5,213		10.000% due 1/1/21	5,814
52,137		9.500% due 11/1/09 - 11/1/21	56,668
82,528		6.418% due 1/1/30	83,881
56,753		6.565% due 3/1/30	56,972
1,409,606		7.000% due 9/1/26 - 2/1/33	1,497,172
1,246,614		4.022% due 4/1/34	1,229,779
3,585,200		6.000% due 4/1/16 - 9/1/34	3,726,830

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	SECURITY	VALUE
Federal National Mortgage Association (FNMA) - 11.1% (continued)
8,770,993	4.500% due 5/1/19 - 12/13/34(f)	$8,448,669
17,686,929	5.000% due 2/1/18 - 12/13/34(f)	17,611,589
9,592,852	5.500% due 12/1/08 - 12/13/34(f)	9,835,122
5,948,998	6.500% due 11/1/23 - 12/13/34(f)(g)	6,246,512
438,618	6.188% due 4/1/40	454,792

		53,758,702

Government National Mortgage Association (GNMA) - 4.6%
	GNMA I:
528,647	6.500% due 6/15/08	556,169
14,748	11.000% due 7/15/10 - 9/15/10	16,421
32,864	9.500% due 12/15/16 - 8/15/19	37,093
103,036	9.000% due 7/15/30 - 9/15/30	114,029
239,136	8.500% due 5/15/17 - 11/15/30	262,058
56,872	4.500% due 9/15/33	55,237
7,300,000	5.000% due 12/20/34(f)(g)	7,256,653
4,419,611	5.500% due 12/15/32 - 12/20/34(f)	4,495,509
6,636,668	6.000% due 12/15/33 - 12/20/34(f)	6,864,368
	GNMA II:
146,471	8.500% due 6/20/16 - 1/20/17	161,102
91,450	9.000% due 4/20/17 - 11/20/21	102,429
193,100	4.625% due 10/20/27	196,679
7,896	8.000% due 3/20/30	8,552
672,864	3.375% due 2/20/26 - 5/20/30	683,919
1,259,982	3.750% due 5/20/34	1,244,308

		22,054,526

Collateralized Mortgage Obligations (CMOs) - 9.4%
577,883	Bank of America Alternative Loan Trust, 5.000% due 7/25/19	570,459
27,705	Bank of America Funding Corp., 6.000% due 5/20/33	27,983
	Bear Stearns Adjustable Rate Mortgage Trust:
234,466	5.815% due 8/25/32(b)	237,374
381,288	6.061% due 10/25/32	391,988
211,351	5.638% due 2/25/33	211,401
464,849	Capco America Securitization Corp., 5.860% due 10/15/30	478,661
	Chase Commercial Mortgage Securities Corp.:
2,000,000	7.370% due 6/19/29	2,153,120
900,000	7.319% due 10/15/32	1,025,801
100,000	Commercial Mortgage Acceptance Corp., 6.570% due 12/15/30	106,746
920,000	Commercial Mortgage Asset Trust, 7.546% due 11/17/32	1,041,756
59,482	CS First Boston Mortgage Securities Corp., 6.500% due 4/25/16	59,651
194,127	Deutsche Mortgage and Asset Receiving Corp., 6.538% due 6/15/31	206,893
715,000	DLJ Commercial Mortgage Corp., 7.620% due 6/10/33	818,777
1,495,148	Downey Savings & Loan Association Mortgage Loan Trust, 2.530% due 11/19/44	1,495,148

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Collateralized Mortgage Obligations (CMOs) - 9.4% (continued)
		Fannie Mae:
270,000		5.000% due 3/25/18	$267,798
150,646		5.500% due 10/18/27	154,877
246,323		2.630% due 10/25/30	248,117
1,861,359		5.500% due 10/25/30	1,911,448
1,411,074		5.500% due 11/25/30	1,457,315
451,609		2.528% due 5/18/32	454,142
		Fannie Mae Grantor Trust:
940,000		5.763% due 12/25/11	1,006,624
622,629		4.596% due 1/25/28	644,916
301,310		3.310% due 2/25/32	299,693
810,000		First Union-Lehman Brothers-Bank of America, 6.560% due 11/18/35	872,720
		Freddie Mac:
1,445,374		6.500% due 8/15/17(b)	1,455,743
600,000		5.000% due 12/15/17	599,581
39,775		22.543% due 2/15/24(e)	13,603
151,344		6.500% due 2/15/30	152,303
		GMAC Commercial Mortgage Securities Inc.:
200,000		6.700% due 5/15/30	215,652
904,056		7.179% due 8/15/36	1,009,796
		Government National Mortgage Association:
934,232		6.000% due 6/20/15	972,743
418,671		2.651% due 12/16/25	422,211
340,555		2.501% due 3/16/32	342,343
300,000		GS Mortgage Securities Corp. II, 6.624% due 5/3/18(d)	332,719
		Impac CMB Trust:
1,348,294		2.451% due 6/25/32	1,350,259
100,577		2.581% due 3/25/33	100,865
1,398,028		Impac Secured Assets CMN Owner Trust, 2.381% due 11/25/34	1,397,295
635,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.985% due 1/12/37	644,830
546,862		LB Commercial Conduit Mortgage Trust, 7.105% due 10/15/32	574,430
		LB-UBS Commercial Mortgage Trust:
827,897		6.410% due 12/15/19	876,969
1,150,000		4.187% due 8/15/29	1,152,385
1,070,332		Merrill Lynch Mortgage Investors Inc., 6.540% due 12/10/29	1,139,015
91,094		Nationslink Funding Corp., 6.867% due 1/22/26	99,494
200,000		Nomura Asset Securities Corp., 7.120% due 4/13/39	209,751
33,867		Ocwen Residential MBS Corp., 7.000% due 10/25/40(d)	34,356
20,391		Ryland Mortgage Securities Corp., 4.532% due 10/25/31	20,426
		Small Business Administration:
2,191,239		7.540% due 8/10/09(b)	2,362,639
2,684,104		8.017% due 2/10/10(b)	2,916,729
2,254,456		Participation Certificates, 5.080% due 11/1/22(b)	2,295,905

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++		RATING(c)	SECURITY	VALUE
Collateralized Mortgage Obligations (CMOs) - 9.4% (continued)
2,011,083			Structured Adjustable Rate Mortgage Loan Trust, 4.906% due 6/25/34	$1,996,795
172,081			Structured Asset Securities Corp., 6.150% due 7/25/32	173,636
			Washington Mutual, Inc.:
2,801,981			2.451% due 12/25/27(b)	2,800,654
1,488,342			2.571% due 10/25/44	1,484,720
162,107			MSC Mortgage Pass-Through Certificates, 6.308% due 7/25/32	163,496
1,938,257			Wells Fargo Mortgage Backed Securities Trust, 4.539% due 6/25/34	1,903,982

				45,358,733

			TOTAL MORTGAGE-BACKED SECURITIES
			(Cost - $130,669,743)	132,075,866

SOVEREIGN BONDS & NOTES - 4.0%

Brazil - 0.6%
			Federative Republic of Brazil:
			Bonds:
190,000		BB-	10.125% due 5/15/27	208,050
238,235		BB-	DCB, Series L, 3.125% due 4/15/12	222,899
1,348,099		BB-	Series C, 8.000% due 4/15/14	1,355,648
30,000		BB-	Notes, 12.000% due 4/15/10	36,450
200,000		BB-	Unsub. Bonds, 11.000% due 8/17/40(a)	230,350
510,000		BB-	Unsub. Notes, 14.500% due 10/15/09(a)	668,100

				2,721,497

Bulgaria - 0.1%
			Republic of Bulgaria, Bonds:
121,000		BBB-	8.250% due 1/15/15(d)	150,191
470,000		BBB-	8.250% due 1/15/15	583,387

				733,578

Columbia - 0.1%
			Republic of Columbia:
190,000		BB	Bonds, 11.750% due 2/25/20	239,875
195,000		BB	Notes, 10.500% due 7/9/10(a)	231,319

				471,194

France - 0.5%
2,000,000	EUR	AAA	French Treasury Note, 3.500% due 1/12/05	2,654,999

Germany - 0.4%
1,200,000	EUR	AAA	Deutsche Bundesrepublik, Bonds, 4.500% due 1/4/13	1,694,838

Hong Kong - 0.2%
1,000,000		A+	Hong Kong Special Administrative Region Government, Notes, 5.125% due 8/1/14(d)	1,018,087

Italy - 0.0%
55,000		AA-	Republic of Italy, Notes, Series DTC, 4.375% due 10/25/06(a)	56,053

Mexico - 0.8%
			United Mexican States:
550,000		BBB-	Bonds, 11.500% due 5/15/26(a)	825,000

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	RATING(c)	SECURITY	VALUE
Mexico - 0.8% (continued)
		Notes:
620,000	BBB-	8.375% due 1/14/11	$724,625
695,000	BBB-	8.125% due 12/30/19	795,775
		Series MTNA:
250,000	BBB-	8.000% due 9/24/22(a)	280,625
1,100,000	BBB-	7.500% due 4/8/33	1,148,950

			3,774,975

Panama - 0.1%
		Republic of Panama, Bonds:
190,000	BB	9.625% due 2/8/11	218,500
135,000	BB	10.750% due 5/15/20(a)	169,425

			387,925

Peru - 0.1%
		Republic of Peru, Bonds:
210,000	BB	8.750% due 11/21/33	214,725
264,000	BB	PDI, 5.000% due 3/7/17	249,150

			463,875

Russia - 0.8%
		Russian Federation, Unsub. Bonds:
600,000	BB+	8.750% due 7/24/05	620,010
3,030,000	BB+	Step bond to yield 3.906% due 3/31/30	3,013,911

			3,633,921

South Africa - 0.3%
1,400,000	BBB	Republic of South Africa, Notes, 6.500% due 6/2/14	1,515,500

South Korea - 0.0%
20,000	A-	Export-Import Bank of Korea, Notes, 5.250% due 2/10/14(d)	20,177

		TOTAL SOVEREIGN BONDS & NOTES
		(Cost - $18,148,278)	19,146,619

SHARES
PREFERRED STOCK - 0.0%
200		Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08	21,750
1,000		Home Ownership Funding CP II, 13.338%(d)	41,337
35		McLeodUSA Inc, Series A, 2.500% due 4/18/12	48

		TOTAL PREFERRED STOCK
		(Cost - $89,818)	63,135

WARRANTS
WARRANTS - 0.0%
77		McLeodUSA Inc., Expire 4/16/07+ (Cost - $0)	5

CONTRACTS
PURCHASED OPTIONS - 0.0%
57		U.S. Treasury 10 Year Note Future Call @ 115.00, Expire 12/23/04
		(Cost - $16,910)	891

		SUB-TOTAL INVESTMENTS
		(Cost - $403,289,661)	407,139,024

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT++	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 22.8%

COMMERCIAL PAPER - 11.9%
1,000,000	AB Spintab, 1.710% due 12/3/04	$999,905
4,100,000	ABN AMRO North America Inc., 1.925% due 1/24/05	4,088,161
400,000	ANZ Delaware Inc., 1.845% due 12/17/04	399,672
	Barclays U.S. Funding LLC:
3,200,000	6.040% due 12/21/04	3,187,507
1,200,000	2.340% due 2/28/05	1,193,058
4,300,000	CBA Delaware Finance, 3.740% due 12/15/04	4,296,681
1,100,000	CDC Commercial Paper Corp., 2.040% due 2/22/05	1,094,826
4,400,000	Danske Corp., 4.410% due 2/14/05	4,366,374
4,400,000	Dexia Delaware LLC, 3.685% due 12/20/04	4,395,683
1,400,000	DnB NOR Bank ASA, 3.690% due 12/23/04	1,398,341
4,000,000	E. I. Du Pont de Nemours and Co., 1.885% due 12/21/04(b)	3,995,811
530,000	Federal National Mortgage Association (FNMA), zero coupon due 4/1/05(h)	524,294
700,000	Ford Motor Credit Co., 2.480% due 4/4/05	694,213
4,400,000	General Electric Capital Corp., 4.000% due 12/2/04	4,378,552
200,000	General Motors Acceptance Corp., 2.495% due 4/5/05	198,267
4,000,000	The Governor & Co. of the Bank of Ireland, 1.750% due 12/6/04(b)	3,999,028
	HBOS Treasury Services PLC:
300,000	2.050% due 1/24/05	299,078
900,000	Zero coupon due 1/26/05	897,144
330,000	The Hertz Corp., 1.905% due 3/24/05	330,000
2,800,000	ING U.S. Funding LLC, 1.720% due 12/1/04(b)	2,800,000
	Rabobank USA Finance Corp.:
3,300,000	2.030% due 12/1/04	3,300,000
1,100,000	1.960% due 1/28/05	1,096,527
300,000	Royal Bank of Scotland PLC, 2.025% due 1/21/05	299,139
150,000	SunTrust Bank Atlanta, 1.910% due 6/2/09	150,769
4,400,000	Svenska Handelsbanken Inc., 5.340% due 12/2/04	4,399,393
4,000,000	UBS Finance Delaware LLC, 2.070% due 12/1/04(b)	4,000,000
800,000	Westpac Trust Securities NZ Ltd., 1.930% due 1/21/05	797,813

	TOTAL COMMERCIAL PAPER
	(Cost - $57,583,997)	57,580,236

U.S. TREASURY BILLS - 0.5%
	U.S. Treasury Bills:
800,000	Due 12/2/04(h)	797,248
75,000	Due 12/16/04(h)	74,949
1,275,000	Due 3/3/05	1,267,914

	TOTAL U.S. TREASURY BILLS
	(Cost - $2,140,171)	2,140,111

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 10.4%
$6,800,000	CS First Boston Corp. dated 11/30/04, 1.920% due 12/1/04;
	Proceeds at maturity - $6,800,363; (Fully collateralized by U.S. Treasury Notes due 2/15/13; Market value - $6,866,817)	$6,800,000
3,698,000	State Street Bank and Trust Co. dated 11/30/04, 1.790% due 12/1/04; Proceeds at maturity - $3,698,184; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/21; Market value - $3,774,125)(b)	3,698,000
39,582,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity - $39,584,276; (Fully collateralized by various U.S. Government Agency Obligations and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value - $40,373,640)(b)	39,582,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $50,080,000)	50,080,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $109,804,168)	109,800,347

	TOTAL INVESTMENTS - 107.2% (Cost - $513,093,829**)	516,939,371
	Liabilities in Excess of Other Assets - (7.2)%	(34,820,778)

	TOTAL NET ASSETS - 100.0%	$482,118,593

LOANED SECURITIES COLLATERAL
$77,910,455	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $77,910,455)	$77,910,455

++	Face amount represents U.S. dollars unless otherwise indicated.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is segregated for open futures contracts, open option contracts, open purchase commitments, open forward foreign currency contracts and /or to-be-announced securities.

(c)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk(*), are rated by Moody’s Investors Service.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Interest only security.

(f)	All or portion of this security is traded on a “to-be-announced” basis.

(g)	All or portion of this security acquired under mortgage dollar roll agreement.

(h)	A portion of this security is held as collateral for open futures contracts commitments.

+	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 90 and 91 for definitions of ratings.

Abbreviations used in this schedule:

DCB — Debt Conversion Bonds

PDI — Past Due Interest

Currency abbreviation used in this schedule:

EUR — Euro

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

Summary of Investments by Security Type***
Mortgage-Backed Securities	25.6%
U.S. Government Obligations	21.5
Short-Term Investments	21.2
Corporate Bonds & Notes	15.3
U.S. Government Agencies	7.1
Asset-Backed Securities	5.4
Sovereign Bonds & Notes	3.7
Municipal Bond Investments	0.2

100.0%

***	As a percentage of total investments. Please note that fund holdings are subject to change.

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Options Written (unaudited) (continued)	November 30, 2004

Contracts	Security	Expiration	Strike Price	Value
15	90 Day GBP Libor Future Put	12/05	$94.25	$(1,073)
8	Euro Dollar Call	9/05	96.75	(4,600)
67	U.S. Treasury 10 Year Note Future Call	2/05	114.00	(15,703)
10	U.S. Treasury 10 Year Note Future Put	2/05	102.00	(156)
67	U.S. Treasury 10 Year Note Future Put	2/05	108.00	(26,623)

	TOTAL OPTIONS WRITTEN
	(Premium received — $67,463)			$(48,155)

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
CORPORATE BONDS & NOTES - 94.8%

Advertising - 0.9%
$360,000	B	Lamar Media Corp., 7.250% due 1/1/13	$390,600
		RH Donnelley Finance Corp.:
475,000	BB	8.875% due 12/15/10	534,375
210,000	B+	10.875% due 12/15/12(b)	252,000
966,000	B-	Vertis Inc., 10.875% due 6/15/09(c)	1,057,770

			2,234,745

Aerospace & Defense Equipment - 1.2%
900,000	B+	Armor Holdings Inc., Sr. Sub. Notes, 8.250% due 8/15/13	1,010,250
589,000	B+	Esterline Technologies Corp., Sr. Sub. Notes, 7.750% due 6/15/13	646,427
1,300,000	BB-	L-3 Communications Corp., 7.625% due 6/15/12	1,417,000

			3,073,677

Agriculture - 0.2%
140,000	B	Gold Kist Inc., 10.250% due 3/15/14	163,100
200,000	B-	Seminis Vegetable Seeds Inc., Sr. Sub. Notes, 10.250% due 10/1/13	227,000

			390,100

Airlines - 0.2%
589,422	BBB	Continental Airlines Inc., Pass-Through Certificates, 7.373% due 12/15/15	472,779

Apparel - 0.8%
619,000	B	Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11	671,615
573,000	BB-	Russell Corp., 9.250% due 5/1/10	621,705
630,000	B+	The William Carter Co., 10.875% due 8/15/11	702,450

			1,995,770

Auto Manufacturers - 0.0%
55,000	BB-	Navistar International Corp., Sr. Notes, 7.500% due 6/15/11	59,675

Auto Parts & Equipment - 0.8%
970,000	B-	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	1,054,875
130,000	B-	Tenneco Automotive Inc., 8.625% due 11/15/14(b)	135,850
		TRW Automotive Inc.:
309,000	BB-	Sr. Notes, 9.375% due 2/15/13	361,530
437,000	BB-	Sr. Sub. Notes, 11.000% due 2/15/13	530,955

			2,083,210

Beverages - 0.6%
800,000	BB	Constellation Brands Inc., 8.625% due 8/1/06	864,000
540,000	B+	Cott Beverages U.S.A. Inc., 8.000% due 12/15/11	589,950

			1,453,950

Biotechnology - 0.0%
90,000	BB-	Bio-Rad Laboratories Inc., Sr. Sub. Notes, 7.500% due 8/15/13	98,775

Building Materials - 1.7%
		Ainsworth Lumber Co. Ltd., Sr. Notes:
115,000	B+	5.669% due 10/1/10(b)	116,150
255,000	B+	7.250% due 10/1/12(b)	256,275
455,000	BBB-	American Standard Inc., 7.375% due 2/1/08	500,500

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Building Materials - 1.7% (continued)
$1,240,000	B-	Associated Materials Inc., Sr. Disc. Notes, (zero coupon until 3/1/09, 11.250% thereafter) due 3/1/14	$930,000
635,000	B+	Building Materials Inc., Sr. Notes, 7.750% due 7/15/05	650,875
1,485,000	B-	THL Buildco Inc. Sr. Sub. Notes, 8.500% due 9/1/14(b)	1,603,800
90,000	B-	U.S. Concrete Inc., Sr. Sub. Notes, 8.375% due 4/1/14	96,750

			4,154,350

Casinos & Gaming - 4.7%
400,000	B	Ameristar Casinos Inc., 10.750% due 2/15/09	446,000
1,751,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	1,983,007
		Boyd Gaming Corp., Sr. Sub. Notes:
325,000	B+	7.750% due 12/15/12	359,937
200,000	B+	6.750% due 4/15/14	211,500
225,000	BB-	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10(b)	251,719
1,000,000	B	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	1,170,000
845,000	B	Isle of Capri Casinos Inc., 9.000% due 3/15/12	942,175
		Mandalay Resort Group:
		Sr. Notes:
600,000	BB+	9.500% due 8/1/08	688,500
65,000	BB+	6.500% due 7/31/09	68,331
540,000	BB-	Sr. Sub. Notes, 10.250% due 8/1/07	614,250
		MGM Mirage Inc.:
380,000	BB-	9.750% due 6/1/07	423,225
150,000	BB+	6.000% due 10/1/09	154,313
1,515,000	BB+	8.500% due 9/15/10	1,728,994
48,000	BB+	Mirage Resorts Inc., Sr. Notes, 7.250% due 10/15/06(c)	50,880
		Penn National Gaming Inc.:
260,000	B	11.125% due 3/1/08	279,175
490,000	B	8.875% due 3/15/10	540,225
		Station Casinos Inc., Sr. Sub. Notes:
420,000	B+	6.500% due 2/1/14	437,850
270,000	B+	6.875% due 3/1/16	282,825
180,000	B	Venetian Casino Resort L.L.C., 11.000% due 6/15/10	206,100
		Wynn Las Vegas L.L.C./Wynn Las Vegas Capital Corp.:
570,000	B+	First Mortgage, 6.625% due 12/1/14(b)	562,875
319,000	B-	Second Mortgage, 12.000% due 11/1/10	403,535

			11,805,416

Chemicals - 4.0%
195,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	213,525
95,000	BB-	Airgas Inc., Sr. Sub. Notes, 6.250% due 7/15/14	96,187
		FMC Corp.:
685,000	BB+	Notes, 7.000% due 5/15/08	720,962
606,000	BB+	Secured Notes, 10.250% due 11/1/09	699,930
17,000	BBB-	Georgia Gulf Corp., Notes, 7.625% due 11/15/05	17,595
		Huntsman Advanced Materials L.L.C., Secured Notes:
30,000	B	10.000% due 7/15/08(b)	32,550
210,000	B	11.000% due 7/15/10(b)	250,425

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Chemicals - 4.0% (continued)
		Huntsman International L.L.C.:
$761,000	CCC+	10.125% due 7/1/09(c)	$806,660
325,000	B	11.625% due 10/15/10	388,375
		Lyondell Chemical Co.:
50,000	B+	10.500% due 6/1/13(c)	59,500
1,664,000	B+	Secured Notes, 9.625% due 5/1/07	1,842,880
581,000	B+	Millennium America Inc., 9.250% due 6/15/08(c)	657,983
		Nalco Co.:
670,000	B -	Sr. Notes, 7.750% due 11/15/11	725,275
450,000	B -	Sr. Sub. Notes, 8.875% due 11/15/13(c)	498,938
		Rhodia SA.:
850,000	CCC+	Sr. Notes, 10.250% due 6/1/10(c)	947,750
1,297,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11(c)	1,277,545
50,000	B-	Rockwood Specialties Group, Sub. Notes, 7.500% due 11/15/14(b)	51,500
596,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	674,970

			9,962,550

Coal - 0.1%
230,000	BB	Massey Energy Co., Sr. Notes, 6.625% due 11/15/10	240,350
110,000	BB-	Peabody Energy Corp., Sr. Notes, 5.875% due 4/15/16	118,800

			359,150

Commercial Services - 2.4%
140,000	B	Alderwoods Group Inc., Sr. Notes, 7.750% due 9/15/12(b)	150,150
		Corrections Corp. of America:
400,000	B	9.875% due 5/1/09	452,000
845,000	B	Sr. Notes, 7.500% due 5/1/11	906,262
230,000	B	The Geo Group Inc., Sr. Notes, 8.250% due 7/15/13	244,950
911,000	B-	H&E Equipment Services L.L.C./H&E Finance Corp., 11.125% due 6/15/12	1,006,655
870,000	BB-	NationsRent Inc., Secured Notes, 9.500% due 10/15/10	978,750
		Service Corp. International, Notes:
95,000	BB	7.200% due 6/1/06	99,275
120,000	BB	6.875% due 10/1/07	126,600
1,160,000	BB	7.700% due 4/15/09	1,270,200
805,000	B+	Stewart Enterprises Inc., 10.750% due 7/1/08	881,475

			6,116,317

Computers - 0.4%
470,000	BB+	Seagate Technology HDD Holdings, 8.000% due 5/15/09	507,600
510,000	BB+	Unysis Corp., Sr. Notes, 6.875% due 3/15/10	541,875

			1,049,475

Cosmetics/Personal Care - 0.1%
250,000	B-	Elizabeth Arden Inc., 7.750% due 1/15/14	267,500

Diversified Financial Services - 2.2%
960,000	B-	AAC Group Holding Corp., Sr. Discount Notes, (zero coupon until 10/1/08, 10.250% thereafter) due 10/1/12(b)	652,800
160,000	B -	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14(b)	176,800

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Diversified Financial Services - 2.2% (continued)
$1,225,629	B-	Canwest Media Inc., 8.000% due 9/15/12(b)	$1,317,551
1,230,000	B-	Jostens IH Corp., 7.625% due 10/1/12(b)	1,294,575
386,000	B-	K & F Acquisition Inc., 7.750% due 11/15/14(b)	396,615
158,997	BB-	Midland Funding II, Bonds, 11.750% due 7/23/05	166,909
630,000	B	Refco Finance Holdings L.L.C., 9.000% due 8/1/12(b)	689,850
755,000	B-	UGS Corp., Sr. Sub. Notes, 10.000% due 6/1/12(b)	864,475

			5,559,575

Diversified Machinery - 1.8%
900,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11(b)	1,001,250
		Cummins Inc.:
127,000	BB+	Debentures, 7.125% due 3/1/28(c)	128,905
315,000	BB+	Sr. Notes, 9.500% due 12/1/10	359,887
110,000	B-	Dresser Rand Group Inc., Sr. Sub Notes, 7.375% due 11/1/14(b)	113,575
616,000	B+	Joy Global Inc., 8.750% due 3/15/12	699,160
781,000	B-	National Waterworks Inc., 10.500% due 12/1/12	880,578
455,000	B+	NMHG Holding Co., 10.000% due 5/15/09	505,050
		Terex Corp.:
428,000	B	10.375% due 4/1/11	485,780
330,000	B	9.250% due 7/15/11	374,550

			4,548,735

Electric Utilities - 8.9%
		The AES Corp.:
		Secured Notes:
1,185,000	B+	8.750% due 5/15/13(b)	1,347,937
1,674,000	B+	9.000% due 5/15/15(b)	1,920,915
285,000	B-	Sr. Notes, 9.375% due 9/15/10	330,956
491,000	B-	Sr. Sub. Notes, 8.500% due 11/1/07	500,820
100,000	BB+	AES Eastern Energy L.P., Pass-Through Certificates, 9.670% due 1/2/29	120,062
144,411	B+	AES Ironwood L.L.C., Secured Notes, 8.857% due 11/30/25	166,795
100,000	B+	AES Red Oak L.L.C., Secured Notes, 9.200% due 11/30/29	115,500
245,000	B-	Allegheny Energy Supply Co. L.L.C., Notes, 7.800% due 3/15/11	271,337
70,000	B-	Aquila Inc., Sr. Notes, 14.875% due 7/1/12	97,650
835,000	BB-	BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08	883,012
740,000	CCC+	Calpine Corp., Sr. Notes, 7.625% due 4/15/06(c)	725,200
		Calpine Generating Co. L.L.C., Secured Notes:
955,000	CCC+	11.169% due 4/1/11(b)(c)	916,800
970,000	CCC+	11.500% due 4/1/11(b)	902,100
		Edison Mission Energy, Sr. Notes:
200,000	B	7.730% due 6/15/09	215,500
750,000	B	9.875% due 4/15/11	890,625
		FirstEnergy Corp., Notes:
970,000	BB+	6.450% due 11/15/11	1,043,912
225,000	BB+	7.375% due 11/15/31	249,658
283,800	BB-	FPL Energy Wind Funding L.L.C., Notes, 6.876% due 6/27/17(b)	299,054
392,000	BB	Homer City Funding L.L.C., 8.137% due 10/1/19	438,060
150,000	BB-	Ipalco Enterprises Inc., 8.375% due 11/14/08	169,500

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Electric Utilities - 8.9% (continued)
$70,000	BB-	Kansas Gas & Electric, Debentures, 8.290% due 3/29/16	$72,603
		Midwest Generation L.L.C., Pass-Through Certificates:
100,000	B	8.300% due 7/2/09	108,313
910,000	B	8.560% due 1/2/16	1,015,219
785,000	B-	Secured Notes, 8.750% due 5/1/34	893,919
		MSW Energy Holdings L.L.C./MSW Energy Finance Co. Inc.:
220,000	BB-	7.375% due 9/1/10	233,200
290,000	BB	Secured Notes, 8.500% due 9/1/10	320,450
		Nevada Power Co.:
640,000	BB	6.500% due 4/15/12(c)	680,000
75,000	BB	5.875% due 1/15/15(b)	75,750
1,484,000	B	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13(b)	1,647,240
1,016,000	B	Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10	1,285,240
		PSEG Energy Holdings L.L.C.:
605,000	BB-	Notes, 7.750% due 4/16/07	650,375
		Sr. Notes:
1,260,000	BB-	8.625% due 2/15/08	1,401,750
60,000	BB-	10.000% due 10/1/09	72,300
		Salton SEA Funding:
171,080	BB+	7.475% due 11/30/18	183,135
90,065	BB+	Sr. Notes, 7.840% due 5/30/10	97,981
1,215,000	BBB-	Sithe Independence Funding Corp., Notes, 9.000% due 12/30/13	1,340,626
		TXU Corp., Notes:
200,000	BBB-	5.550% due 11/15/14(b)	197,262
200,000	BBB-	6.500% due 11/15/24(b)	196,119
200,000	BBB-	6.550% due 11/15/34(b)	193,952

			22,270,827

Electrical Components & Equipment - 0.8%
100,000	NR	FIMEP SA, Sr. Unsub. Notes, 10.500% due 2/15/13	117,500
245,000	B	General Cable Corp., Sr. Notes, 9.500% due 11/15/10	275,625
500,000	B-	Rayovac Corp., Sr. Sub. Notes, 8.500% due 10/1/13	555,000
986,000	B	UCAR Finance Inc., 10.250% due 2/15/12(c)	1,119,110

			2,067,235

Electronics - 0.6%
95,000	B	Celestica Inc., Sr. Sub. Notes, 7.875% due 7/1/11	101,175
385,000	BB-	Flextronics International Ltd., Sr. Sub. Notes, 6.250% due 11/15/14(b)	378,262
675,000	BB-	Sanmina-SCI Corp., 10.375% due 1/15/10	779,625
215,000	B	SCI Systems Inc., Sub. Notes, 3.000% due 3/15/07	208,819

			1,467,881

Entertainment - 2.0%
750,000	NR	Alliance Atlantis Communications Inc., Sr. Sub. Notes, 13.000% due 12/15/09	802,500
420,000	BBB-	Capitol Records Inc., 8.375% due 8/15/09(b)	472,517
870,000	B-	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter) due 3/15/14	643,800
115,000	B+	Intrawest Corp., Sr. Notes, 7.500% due 10/15/13(b)	123,050
420,000	CCC+	LCE Acquisition Corp., 9.000% due 8/1/14(b)	453,600
333,000	CCC+	Pinnacle Entertainment Inc., 9.250% due 2/15/07(c)	342,158

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Entertainment - 2.0% (continued)
$580,000	B+	River Rock Entertainment Authority, Sr. Notes, 9.750% due 11/1/11(c)	$643,800
740,000	CCC	Six Flags Inc., Sr. Notes, 9.750% due 4/15/13(c)	736,300
835,000	B-	Warner Music Group, Sr. Sub. Notes, 7.375% due 4/15/14(b)	860,050

			5,077,775

Environmental Control - 1.2%
		Allied Waste North America:
55,000	BB-	7.625% due 1/1/06	56,787
112,000	BB-	8.875% due 4/1/08	118,160
620,000	BB-	9.250% due 9/1/12	664,950
573,000	BB-	Sr. Notes, 8.5000% due 12/1/08	601,650
335,000	B	Casella Waste Systems Inc., Sr. Sub. Notes, 9.750% due 2/1/13	369,337
1,130,000	CCC	Waste Services Inc., Sr. Sub. Notes, 9.500% due 4/15/14(b)(c)	1,130,000

			2,940,884

Food - 1.2%
85,000	B	B & G Foods Holdings Corp., Sr. Notes, 8.000% due 10/1/11	89,675
445,000	BB-	Dean Foods Co., Sr. Notes, 8.150% due 8/1/07	488,387
310,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	347,975
632,000	B-	Domino’s Inc., Sr. Sub. Notes, 8.250% due 7/1/11	692,040
325,000	BB	Smithfield Foods Inc., Sr. Notes, 7.750% due 5/15/13	359,125
		Stater Brothers Holdings, Sr. Notes:
525,000	BB-	5.060% due 6/15/10	539,438
110,000	BB-	8.125% due 6/15/12	116,600
280,000	B	United Agri Products, Sr. Notes, 8.250% due 12/15/11(b)	300,300

			2,933,540

Forest Products & Paper - 3.2%
		Abitibi-Consolidated Inc., Notes:
47,000	BB	8.550% due 8/1/10(c)	50,877
610,000	BB	5.380% due 6/15/11	620,675
		Appleton Papers Inc.:
275,000	BB-	Sr. Notes, 8.125% due 6/15/11	297,688
125,000	B+	Sr. Sub. Notes, 9.750% due 6/15/14	138,438
		Boise Cascade LLC.:
200,000	B+	Sr. Notes, 5.005% due 10/15/12(b)	206,000
205,000	B+	Sr. Sub. Notes, 7.125% due 10/15/14(b)	215,250
675,000	BB+	Cascades Inc., Sr. Notes, 7.250% due 2/15/13	722,250
		Georgia-Pacific Corp.:
430,000	BB+	8.875% due 2/1/10	504,175
527,000	BB+	9.375% due 2/1/13(c)	616,590
		Debentures:
1,141,000	BB+	9.500% due 12/1/11(c)	1,423,398
55,000	BB+	7.700% due 6/15/15(c)	62,975
		Notes:
400,000	BB+	8.125% due 5/15/11	463,000
38,000	BB+	7.750% due 11/15/29	41,990
850,000	BB+	8.875% due 5/15/31	1,049,750
690,000	BB+	Sr. Notes, 7.375% due 7/15/08	753,825
190,000	B+	Neenah Paper Inc., Sr. Notes, 7.375% due 11/15/14(b)	193,800

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Forest Products & Paper - 3.2% (continued)
$620,000	B-	WII Components Inc., Sr. Notes, 10.000% due 2/15/12	$610,700

			7,971,381

Gas - 0.1%
300,000	B-	Colorado Interstate Gas Co., Debentures, 10.000% due 6/15/05	311,250

Healthcare - 4.4%
459,000	B-	Ameripath Inc., 10.500% due 4/1/13	475,065
1,690,000	B-	Ardent Health Services Inc., Sr. Sub. Notes, 10.000% due 8/15/13	1,702,675
440,000	BBB-	Coventry Health Care Inc., Sr. Notes, 8.125% due 2/15/12	481,800
		Extendicare Health Services Inc.:
496,000	B	9.500% due 7/1/10(c)	558,000
60,000	B-	Sr. Sub. Notes, 6.875% due 5/1/14(c)	61,800
		HCA Inc.:
145,000	BB+	Debentures, 7.500% due 11/15/95	133,026
		Notes:
1,180,000	BB+	8.750% due 9/1/10(c)	1,342,571
100,000	BB+	6.300% due 10/1/12	100,546
100,000	BB+	6.250% due 2/15/13	99,893
620,000	BB+	9.000% due 12/15/14(c)	727,657
400,000	BB+	7.500% due 11/6/33	398,793
		Sr. Notes:
310,000	BB+	7.875% due 2/1/11	339,160
235,000	BB+	6.950% due 5/1/12	245,659
300,000	B-	IASIS Healthcare L.L.C./IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14(b)	327,750
195,000	B-	Mariner Health Care Inc., Sr. Sub. Notes, 8.250% due 12/15/13(b)	234,380
533,000	BBB-	Pacificare Health Systems, 10.750% due 6/1/09	615,615
330,000	B	Select Medical Corp., Sr. Sub. Notes, 9.500% due 6/15/09	360,525
		Tenet Healthcare Corp.:
659,000	B-	Notes, 7.375% due 2/1/13(c)	645,820
		Sr. Notes:
274,000	B-	5.375% due 11/15/06(c)	276,740
605,000	B-	5.000% due 7/1/07	600,463
159,000	B-	6.375% due 12/1/11(c)	148,268
750,000	B-	9.875% due 7/1/14(b)	810,000
400,000	B+	Triad Hospitals Inc., Sr. Notes, 7.000% due 5/15/12	424,000

			11,110,206

Healthcare - Products - 0.7%
558,691	B+	Dade Behring Holdings Inc., 11.910% due 10/3/10	629,924
163,000	B	Kinetic Concepts Inc., Sr. Sub. Notes, 7.375% due 5/15/13	171,965
510,000	BB-	Sybron Dental Specialties Inc., 8.125% due 6/15/12	561,000
290,000	B-	Universal Hospital Services Inc., Sr. Notes, 10.125% due 11/1/11	307,400

			1,670,289

Holding Companies - 0.8%
1,017,000	B+	Kansas City Southern Railway, 9.500% due 10/1/08	1,156,838
		Leucadia National Corp.:
225,000	BB	Sr. Notes, 7.000% due 8/15/13	230,625
100,000	B	Sub. Notes, 8.650% due 1/15/27	103,500
210,000	B	MDP Acquisitions PLC, Sub. Notes, 15.500% due 10/1/13	246,750

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Holding Companies - 0.8% (continued)
$135,000	BB-	Stena AB, Sr. Notes, 7.000% due 12/1/16(b)	$132,975

			1,870,688

Home Builders - 0.9%
1,135,000	NR	Atrium Cos., Inc., 10.500% due 5/1/09	1,197,425
250,000	BB	K. Hovnanian Enterprises Inc., 8.000% due 4/1/12	276,875
14,000	BBB-	Lennar Corp., 9.950% due 5/1/10	15,115
340,000	BB-	Meritage Corp., 9.750% due 6/1/11	379,950
300,000	BBB-	Ryland Group Inc., Sr. Notes, 9.750% due 9/1/10	330,000

			2,199,365

Housewares - 0.9%
630,000	CCC+	Ames True Temper Inc., Sr. Sub. Notes, 10.000% due 7/15/12	664,650
920,000	B-	Norcraft Cos. L.P./Norcraft Finance Corp., Sr. Sub. Notes, 9.000% due 11/1/11	1,005,100
410,000	B-	Norcraft Holdings L.P./Norcraft Capital Corp., Sr. Discount Notes, (zero coupon	306,475
		until 9/1/08, 9.750% thereafter) due 9/1/12
110,000	B+	The Scotts Co., Sr. Sub. Notes, 6.625% due 11/15/13	116,875

			2,093,100

Insurance - 0.4%
75,000	B	AFC Capital Trust I, 8.207% due 2/3/27	76,781
240,000	BB	Allmerica Financial Corp., Debentures, 7.625% due 10/15/25	240,968
90,000	BB	Crum & Forster Holdings Corp., Sr. Notes, 10.375% due 6/15/13	100,125
		Fairfax Financial Holdings Ltd.:
85,000	BB	Notes, 7.375% due 4/15/18	81,387
460,000	BB	Sr. Notes, 7.750% due 7/15/37	414,000
175,000	BB	Markel Capital Trust I, 8.710% due 1/1/46	185,745

			1,099,006

Iron/Steel - 0.5%
700,000	B+	Allegheny Technologies Inc., Notes, 8.375% due 12/15/11	777,000
450,000	BBB	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	545,625

			1,322,625

Leisure - 0.3%
586,000	B-	Equinox Holdings Inc., Sr. Notes, 9.000% due 12/15/09(c)	624,090
45,000	BB	K2 Inc., Sr. Notes, 7.375% due 7/1/14(b)	49,500

			673,590

Lodging - 0.5%
325,000	BB+	Caesars Entertainment Inc., Sr. Notes, 7.500% due 9/1/09	362,375
210,000	B	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14(b)	211,050
185,000	BBB-	Hilton Hotels Corp., Notes, 8.250% due 2/15/11	217,248
350,000	BB+	ITT Corp., Notes, 6.750% due 11/15/05	361,375
90,000	BB-	La Quinta Inns, Sr. Notes, 7.400% due 9/15/05(c)	92,475

			1,244,523

Manufacturing - Miscellaneous - 3.0%
		Hexcel Corp.:
545,000	B	9.875% due 10/1/08	609,038
200,000	CCC+	Sr. Sub. Notes, 9.750% due 1/15/09	210,000
1,165,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	1,333,925
660,000	B-	KI Holdings Inc., Sr. Discount Notes, (zero coupon until 11/15/09, 9.875% thereafter) due 11/15/14(b)	417,450
808,000	B	Koppers Inc., 9.875% due 10/15/13	918,696

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Manufacturing - Miscellaneous - 3.0% (continued)
$815,000	CCC+	Milacron Escrow Corp., Secured Notes, 11.500% due 5/15/11	$867,975
600,000	B-	Samsonite Corp., Sr. Sub. Notes, 8.875% due 6/1/11	641,250
923,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	955,305
938,000	BB+	SPX Corp., Sr. Notes, 7.500% due 1/1/13	1,015,385
646,000	B-	TD Funding Corp., 8.375% due 7/15/11	694,450

			7,663,474

Media - 8.5%
		Charter Communications Holdings L.L.C., Sr. Notes:
1,250,000	CCC-	9.625% due 11/15/09(c)	1,043,750
901,000	CCC-	10.250% due 9/15/10(c)	946,050
240,000	B-	Charter Communications Operating L.L.C., Sr. Notes, 8.000% due 4/30/12(b)	249,600
295,000	B+	Corus Entertainment Inc., Sr. Sub. Notes, 8.750% due 3/1/12	326,344
		CSC Holdings Inc.:
		Debentures:
270,000	BB-	7.875% due 2/15/18	291,600
530,000	BB-	7.625% due 7/15/18(c)	561,800
		Sr. Notes:
285,000	BB-	7.250% due 7/15/08	300,675
400,000	BB-	8.125% due 7/15/09	437,000
640,000	BB-	7.625% due 4/1/11	688,000
145,000	BB-	6.750% due 4/15/12(b)	148,625
70,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	79,625
		Dex Media East L.L.C./Dex Media East Finance Co.:
570,000	B	9.875% due 11/15/09	643,387
225,000	B	5.875% due 11/15/11(b)	222,750
255,000	B	12.125% due 11/15/12	312,375
95,000	B	Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter) due 11/15/13	73,387
335,000	B	Dex Media West L.L.C./Dex Media West Finance Co., Sr. Notes, 8.500% due 8/15/10	375,200
1,605,000	B	DirecTV Holdings L.L.C., Sr. Notes, 8.375% due 3/15/13	1,809,637
		Echostar DBS Corp., Sr. Notes:
1,420,000	BB-	4.850% due 10/1/08	1,480,350
195,000	BB-	5.750% due 10/1/08	198,656
650,000	BB-	9.125% due 1/15/09	719,062
190,000	BB-	6.375% due 10/1/11	195,225
1,020,000	BB-	6.625% due 10/1/14(b)	1,037,850
225,000	BB-	Emmis Operating Co., Sr. Sub. Notes, 6.875% due 5/15/12(b)	236,812
25,000	B-	Entravision Communications Corp., 8.125% due 3/15/09	26,750
245,000	B-	Gray Television Inc., 9.250% due 12/15/11	276,238
45,000	B-	Houghton Mifflin Co., Sr. Sub. Notes, 9.875% due 2/1/13	49,050
1,280,000	B-	Kabel Deutschland GmbH, 10.625% due 7/1/14(b)	1,478,400
658,000	B-	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	730,380
310,000	B-	Morris Publishing Group Inc., 7.000% due 8/1/13	316,588
285,000	B+	Medianews Group Inc., Sr. Sub. Notes, 6.875% due 10/1/13	293,550
		Paxson Communications Corp.:
276,000	B+	10.750% due 7/15/08 (c)	284,970
198,000	CCC	Zero coupon until 1/15/06, 12.250% thereafter, due 1/15/09	179,190

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Media - 8.5% (continued)
		PrimChesapeake Energy Corp.:edia Inc.:
$210,000	CCC	8.875% due 5/15/11	$217,350
330,000	B	Sr. Notes, 7.086% due 5/15/10(b)	341,550
335,000	B	Radio One Inc., 8.875% due 7/1/11	366,825
		Rainbow National Services L.L.C.:
260,000	B-	Sr. Notes, 8.750% due 9/1/12(b)	276,250
630,000	CCC+	Sr. Sub. Debentures, 10.375% due 9/1/14(b)	670,950
345,000	CCC+	The Reader’s Digest Association Inc., Sr. Notes, 6.500% due 3/1/11	361,388
		Rogers Cable Inc., Secured Notes:
450,000	BB-	7.875% due 5/1/12	496,125
200,000	BB+	6.750% due 3/15/15(b)	204,000
		Shaw Communications Inc., Sr. Notes:
555,000	BB+	8.250% due 4/11/10	635,475
155,000	BB+	7.200% due 12/15/11	170,694
634,000	BB+	Sinclair Broadcast Group Inc., 8.750% due 12/15/11	683,135
60,000	B	Sun Media Corp., 7.625% due 2/15/13	65,400
335,000	B	Susquehanna Media Co., Sr. Sub. Notes, 7.375% due 4/15/13	358,450
410,000	B	Yell Finance B.V., 10.750% due 8/1/11	481,750

			21,342,218

Metals & Mining - 0.3%
715,000	BB-	Century Aluminum Co., 7.500% due 8/15/14(b)	754,325

Office/Business Equipment - 0.9%
1,035,000	B-	Interface Inc., Sr. Notes, 10.375% due 2/1/10	1,195,425
390,000	B-	Xerox Capital Trust I, 8.000% due 2/1/27	398,775
590,000	B+	Xerox Corp., 9.750% due 1/15/09	693,250

			2,287,450

Oil & Gas Operations - 6.0%
740,000	B-	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12(b)	804,750
		Chesapeake Energy Corp.:
87,000	BB-	8.375% due 11/1/08	93,525
1,102,000	BB-	9.000% due 8/15/12	1,272,810
		Sr. Notes:
145,000	BB-	7.500% due 9/15/13	160,225
800,000	BB-	7.500% due 6/15/14	888,000
350,000	BB-	7.000% due 8/15/14	379,750
		Citgo Petroleum Corp., Sr. Notes:
465,000	BB	7.875% due 5/15/06	489,412
195,000	BB	6.000% due 10/15/11(b)	197,925
623,000	CCC+	Coastal Corp., Notes, 7.750% due 6/15/10(c)	644,805
530,000	BB	Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625% due 11/15/07	560,475
210,000	CCC+	El Paso Production Holding Co., 7.750% due 6/1/13	219,975
		Encore Acquisition Co.:
110,000	B	8.375% due 6/15/12	122,100
90,000	B	Sr. Sub. Notes, 6.250% due 4/15/14	92,250

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Oil & Gas Operations - 6.0% (continued)
$85,000	BB+	Enterprise Products Partners LP., Sr. Notes, 5.600% due 10/15/14(b)	$84,895
505,000	B	Exco Resources Inc., 7.250% due 1/15/11	544,137
		Forest Oil Corp., Sr. Notes:
485,000	BB-	8.000% due 6/15/08	538,350
325,000	BB-	8.000% due 12/15/11	369,687
60,000	B+	Frontier Oil Corp., 6.625% due 10/1/11(b)	61,500
486,000	BB-	Grant Prideco Escrow Corp., 9.000% due 12/15/09	543,105
		Hanover Compressor Co.:
105,000	B	8.625% due 12/15/10	114,450
130,000	B	Sr. Notes, 9.000% due 6/1/14	144,625
		Hanover Equipment Trust, Secured Notes:
25,000	B+	8.500% due 9/1/08	26,750
175,000	B+	8.750% due 9/1/11	190,750
520,000	B-	KCS Energy Inc., Sr. Notes, 7.125% due 4/1/12	548,600
		Parker Drilling Co.:
4,000	B-	10.125% due 11/15/09(c)	4,185
630,000	B-	6.540% due 9/1/10(b)	663,075
480,000	BB-	Plains Exploration & Production Co., Sr. Notes, 7.125% due 6/15/14(c)	530,400
		The Premcor Refining Group Inc.:
175,000	BB-	6.125% due 5/1/11	184,188
		Sr. Notes:
415,000	BB-	9.250% due 2/1/10	471,025
315,000	BB-	6.750% due 2/1/11	340,200
150,000	BB-	9.500% due 2/1/13	176,250
200,000	B	Sr. Sub. Notes, 7.750% due 2/1/12	221,500
575,000	BB-	Pride International Inc., Sr. Notes, 7.375% due 7/15/14(b)	639,688
		Swift Energy Co.:
135,000	BB-	Sr. Notes, 7.625% due 7/15/11	147,825
260,000	B	Sr. Sub. Notes, 9.375% due 5/1/12	295,100
60,000	B+	Universal Compression Inc., Sr. Notes, 7.250% due 5/15/10	64,500
		Vintage Petroleum Inc.:
10,000	BB-	Sr. Notes, 8.250% due 5/1/12	11,150
219,000	B	Sr. Sub. Notes, 7.875% due 5/15/11(c)	236,520
1,770,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	2,062,050

			15,140,507

Packaging & Containers - 3.4%
570,000	BB	Ball Corp., 6.875% due 12/15/12	618,450
380,000	B-	Berry Plastics Corp., 10.750% due 7/15/12	437,000
175,000	B	Crown European Holdings S.A., Secured Notes, 10.875% due 3/1/13	207,812
600,000	CCC+	Graham Packaging Co. LP., Sub Notes, 9.875% due 10/15/14(b)	630,000
1,005,000	B-	Graphic Packaging International Corp., Sr. Sub. Notes, 9.500% due 8/15/13	1,150,725
710,000	B	Jefferson Smurfit Corp. (U.S.), 8.250% due 10/1/12	781,000
		Owens-Brockway:
50,000	BB-	8.875% due 2/15/09	54,250
180,000	BB-	7.750% due 5/15/11	195,300
1,155,000	BB-	Secured Notes, 8.750% due 11/15/12	1,293,600
150,000	B	Sr. Notes, 6.750% due 12/1/14(b)	151,125
260,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10(c)	273,000

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Packaging & Containers - 3.4% (continued)
$90,000	B+	Plastipak Holdings Inc., 10.750% due 9/1/11	$101,250
360,000	B+	Silgan Holdings Inc., Sr. Sub. Notes, 6.750% due 11/15/13	374,400
1,040,000	B-	Solo Cup Co., Sr. Sub. Notes, 8.500% due 2/15/14(c)	1,086,800
220,000	BB-	Smurfit Capital Funding PLC, Notes, 6.750% due 11/20/05(c)	226,050
		Smurfit-Stone Container Corp., Sr. Notes:
700,000	B	9.250% due 2/1/08	780,500
100,000	B	9.750% due 2/1/11	111,000
100,000	B	Stone Container Finance of Canada II, 7.375% due 7/15/14	107,750

			8,580,012

Pharmaceuticals - 0.5%
65,000	B	Elan Finance PLC., Sr. Notes, 7.750% due 11/15/11(b)	69,062
500,000	CCC+	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12	547,500
471,000	B	Vicar Operating Inc., 9.875% due 12/1/09	518,100

			1,134,662

Pipelines - 4.1%
		ANR Pipeline Co.:
260,000	B-	Debentures, 9.625% due 11/1/21	325,650
210,000	B-	Notes, 8.875% due 3/15/10	237,825
2,005,000	B-	Dynegy Holdings Inc., Secured Notes, 10.125% due 7/15/13(b)	2,350,862
		El Paso Corp.:
		Notes:
530,000	CCC+	6.950% due 12/15/07(c)	547,225
325,000	CCC+	7.875% due 6/15/12(c)	336,375
		Sr. Notes:
790,000	CCC+	7.800% due 8/1/31	730,750
395,000	CCC+	7.750% due 1/15/32(c)	365,375
140,000	B+	Markwest Energy Partners L.P., 6.875% due 11/1/14(b)	143,850
179,000	B+	Northwest Pipeline Corp., 8.125% due 3/1/10	200,704
320,000	BB	Pacific Energy Partners L.P./Pacific Energy Finance Corp., Sr. Notes, 7.125% due 6/15/14(c)	345,600
340,000	CCC+	Sonat Inc., Notes, 6.875% due 6/1/05	345,950
301,000	B-	Southern Natural Gas Co., Notes, 8.875% due 3/15/10	340,883
268,000	B+	Transcontinental Gas Pipe Line Corp., Sr. Notes, 8.875% due 7/15/12(c)	331,650
140,000	B	Transmontaigne Inc., Sr. Sub. Notes, 9.125% due 6/1/10	153,300
		The Williams Cos. Inc.:
895,000	B+	Credit Linked Certificate Trust, Notes, 6.750% due 4/15/09(b)	953,175
		Notes:
660,000	B+	7.125% due 9/1/11	730,950
1,462,000	B+	8.750% due 3/15/32	1,695,920

			10,136,044

Real Estate Investment Trusts - 2.3%
		CB Richard Ellis Services Inc.:
50,000	B-	11.250% due 6/15/11	57,750
236,000	B+	Sr. Notes, 9.750% due 5/15/10	270,220
90,000	BB-	Forest City Enterprises Inc., Sr. Notes, 7.625% due 6/1/15(c)	95,738
210,000	BBB-	Health Care REIT Inc., Sr. Notes, 6.000% due 11/15/13	212,697

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Real Estate Investment Trusts - 2.3% (continued)
		Host Marriott L.P.:
$65,000	B+	9.500% due 1/15/07	$71,256
700,000	B+	9.250% due 10/1/07	780,500
570,000	B+	Sr. Notes, 7.125% due 11/1/13	612,750
789,000	BBB-	iStar Financial Inc., Sr. Notes, 8.750% due 8/15/08	900,245
1,325,000	CCC+	LNR Property Corp., Sr. Sub. Notes, 7.250% due 10/15/13	1,464,125
360,000	BB-	Omega Healthcare Investors Inc., Sr. Notes, 7.000% due 4/1/14(b)	369,000
		Ventas Realty L.P./Ventas Capital Corp.:
447,000	BB	8.750% due 5/1/09	499,523
183,000	BB	9.000% due 5/1/12	212,738
180,000	BB	Sr. Notes, 6.625% due 10/15/14(b)	184,050

			5,730,592

Retail - 3.9%
		AmeriGas Partners L.P./AmeriGas Eagle Finance Corp., Sr. Notes:
100,000	BB-	10.000% due 4/15/06	108,500
957,000	BB-	8.875% due 5/20/11	1,047,915
1,094,000	B	Asbury Automotive Group Inc., 9.000% due 6/15/12(c)	1,165,110
555,000	BBB-	Autonation Inc., 9.000% due 8/1/08	635,475
110,000	B	Couche-Tard U.S. L.P./Couche-Tard Financing Corp., Sr. Sub. Notes, 7.500% due 12/15/13	119,900
630,000	CCC+	Denny's Corp. Holdings Inc., 10.000% due 10/1/12(b)(c)	664,650
330,000	BB-	Ferrellgas Escrow L.L.C./Ferrellgas Finance Escrow Corp., Sr. Notes, 6.750% due 5/1/14	341,550
900,000	B	Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp., Sr. Notes, 8.750% due 6/15/12	985,500
895,000	BB+	The Gap, Inc., Notes, 10.300% due 12/15/08	1,098,613
240,000	B+	Group 1 Automotive Inc., Sr. Sub. Notes, 8.250% due 8/15/13	256,200
300,000	BB+	Office Depot Inc., Sr. Sub. Notes, 10.000% due 7/15/08	360,000
200,000	B-	The Pantry Inc., Sr. Sub. Notes, 7.750% due 2/15/14	214,000
555,000	B+	PETCO Animal Supplies Inc., Sr. Sub. Notes, 10.750% due 11/1/11	652,125
315,000	B+	Rite Aid Corp., 9.500% due 2/15/11	347,288
240,000	B+	Sonic Automotive Inc., Sr. Sub. Notes, 8.625% due 8/15/13	259,200
630,000	B	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Sr. Notes, 6.875% due 12/15/13(c)	655,200
610,000	BB	Toys “R” US Inc., Notes, 7.875% due 4/15/13(c)	618,388
275,000	B	United Auto Group Inc., 9.625% due 3/15/12	308,687

			9,838,301

Semiconductors - 0.4%
285,000	B-	Advanced Micro Devices Inc., 7.750% due 11/1/12(b)	292,125
300,000	B	Fairchild Semiconductor International Inc., 5.000% due 11/1/08	303,375
		Freescale Semiconductor Inc., Sr. Notes:
200,000	BB+	4.380% due 7/15/09	208,000
105,000	BB+	6.875% due 7/15/11	112,612
80,000	BB+	7.125% due 7/15/14	86,000

			1,002,112

Storage/Warehousing - 0.3%
715,000	CCC	Mobile Mini Inc., Sr. Notes, 9.500% due 7/1/13	832,975

Telecommunications - 10.2%
637,000	CCC	Alamosa Delaware Inc., 11.000% due 7/31/10	746,882
		AT & T Corp., Sr. Notes:
1,510,000	BB+	9.050% due 11/15/11	1,728,950

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Telecommunications - 10.2% (continued)
$865,000	BB+	9.750% due 11/15/31	$1,006,644
870,000	CCC	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14(c)	891,750
1,430,000	B-	Cincinnati Bell Inc., Sr. Sub. Notes, 8.375% due 1/15/14(c)	1,433,575
140,000	B-	Consolidated Communications Illinois/Texas Holdings Inc., Sr. Notes, 9.750% due 4/1/12(b)	149,800
170,000	BB+	Corning Inc., Notes, 5.900% due 3/15/14	168,957
		Citizens Communications Co.:
515,000	BB+	Notes, 9.250% due 5/15/11	601,263
		Sr. Notes:
95,000	BB+	7.625% due 8/15/08	103,906
220,000	BB+	6.250% due 1/15/13	219,725
255,000	BB+	9.000% due 8/15/31	280,500
		Crown Castle International Corp., Sr. Notes:
330,000	CCC	9.375% due 8/1/11	371,250
280,000	CCC	10.750% due 8/1/11	306,600
165,000	B+	GCI Inc., Sr. Notes, 7.250% due 2/15/14	165,825
		GTE Hawaiian Telephone Co., Debentures:
190,000	A+	7.000% due 2/1/06	195,861
140,000	A+	7.375% due 9/1/06	145,492
		Inmarsat Finance PLC:
840,000	B-	7.625% due 6/30/12	863,100
1,047,000	CCC+	Zero coupon until 11/15/08, 10.375% thereafter, due 11/15/12(b)	727,665
590,000	B+	Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10(c)	649,000
		Intelsat Ltd.:
120,000	BBB+	Notes, 6.500% due 11/1/13	102,464
60,000	BBB+	Sr. Notes, 5.250% due 11/1/08	57,049
225,000	B	Lucent Technologies, 6.450% due 3/15/29	194,063
		MCI Inc., Sr. Notes:
207,000	B+	5.908% due 5/1/07	210,105
207,000	B+	6.688% due 5/1/09	209,070
178,000	B+	7.735% due 5/1/14(c)	182,450
		Nextel Communications Inc., Sr. Notes:
633,000	BB	5.250% due 1/15/10	645,660
20,000	BB	9.500% due 2/1/11	22,900
470,000	BB	6.875% due 10/31/13	509,950
1,335,000	BB	5.950% due 3/15/14	1,365,038
390,000	BB	7.375% due 8/1/15(c)	430,950
344,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	349,160
		PanAmSat Corp.:
525,000	B+	9.000% due 8/15/14(b)	564,375
95,000	BB+	Notes, 6.375% due 1/15/08	98,563
700,000	B	Qwest Capital Funding Inc., 7.900% due 8/15/10(c)	691,250
680,000	B	Qwest Communications International Inc., Sr. Notes, 7.250% due 2/15/11(b)(c)	680,000
		Qwest Corp.:
110,000	BB-	Debentures, 8.875% due 6/1/31	113,438
185,000	BB-	Notes, 9.125% due 3/15/12(b)	211,363
1,505,000	BB-	Sr. Notes, 7.875% due 9/1/11(b)	1,614,113
1,379,000	B	Qwest Services Corp., Notes, 14.000% due 12/15/10(b)	1,641,010

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Telecommunications - 10.2% (continued)
$185,000	BB	Rogers Cantel Inc., Debentures, 9.750% due 6/1/16	$218,763
		Rogers Wireless Communications Inc.:
		Secured Notes:
425,000	BB	5.525% due 12/15/10(b)	442,000
676,000	BB	9.625% due 5/1/11	785,850
400,000	BB	6.375% due 3/1/14	392,000
700,000	B+	Sr. Sub. Notes, 8.000% due 12/15/12(b)	729,750
440,000	B-	Rural Cellular Corp., Secured Notes, 8.250% due 3/15/12	463,100
870,000	CCC-	SBA Telecommunications Inc./SBA Communications Corp., Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter) due 12/15/11	728,625
480,000	CCC-	U.S. Unwired Inc., Secured Notes, 10.000% due 6/15/12	531,600
270,000	BB-	U.S. West Communications Inc., 7.500% due 6/15/23	259,200
390,000	CCC	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11(b)	429,975

			25,630,579

Transportation - 1.3%
215,000	B	CHC Helicopter Corp., Sr. Sub. Notes, 7.375% due 5/1/14	227,900
680,000	BB-	Gulfmark Offshore Inc., Sr. Notes, 7.750% due 7/15/14(b)	724,200
480,000	CCC+	Horizon Lines L.L.C., Notes, 9.000% due 11/1/12(b)	526,800
552,000	B+	OMI Corp., Sr. Notes, 7.625% due 12/1/13	596,850
205,000	BB-	Petroleum Helicopters, Inc., 9.375% due 5/1/09	224,475
707,000	BB-	Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11	820,120

			3,120,345

Venture Capital - 0.2%
360,000	BB	Arch Western Finance L.L.C., Sr. Notes, 7.500% due 7/1/13	378,900

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $224,157,514)	237,582,410

SHARES
COMMON STOCK - 0.0%
65,574		Frank’s Nursery & Crafts, Inc.(d) (Cost - $713,594)	3,279

PREFERRED STOCK - 0.7%
4,890		Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08(d)	531,787
1,850		Health Care REIT Inc., 7.625%	46,990
2,200		Hercules Trust II, 6.500%	193,600
2,550		iStar Financial Inc., 7.500%	64,107
5,249		Paxson Communications Corp., 14.250% due 11/15/06(c)(d)	394,997
240		Rural Cellular Corp., 11.375% due 5/15/10(d)	191,400
8,460		Shaw Communications Inc., 8.500% due 9/30/97	217,295

		TOTAL PREFERRED STOCK
		(Cost - $1,487,111)	1,640,176

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
SOVEREIGN BONDS - 0.3%
Brazil - 0.3%
$590,000	BB-	Federative Republic of Brazil, Global Notes, 14.500% due 10/15/09(c) (Cost - $756,675)	$772,900

		SUB-TOTAL INVESTMENTS
		(Cost - $227,114,894)	239,998,765

REPURCHASE AGREEMENTS - 2.5%
6,171,000		State Street Bank and Trust Co. dated 11/30/04, 1.790% due 12/1/04; Proceeds at maturity - $6,171,307; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/21; Market value - $6,301,175)	6,171,000
141,000		UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity - $141,008; (Fully collateralized by various U.S. Government Agency Obligations and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value - $143,820)	141,000

		TOTAL REPURCHASE AGREEMENTS
		(Cost - $6,312,000)	6,312,000

		TOTAL INVESTMENTS - 98.3% (Cost - $233,426,894**)	246,310,765
		Other Assets in Excess of Liabilities - 1.7%	4,169,603

		TOTAL NET ASSETS - 100.0%	$250,480,368

LOANED SECURITIES COLLATERAL
$30,190,795		State Street Navigator Securities Lending Trust Prime Portfolio
		(Cost - $30,190,795)	$30,190,795

(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk(*), which are rated by Moody’s Investors Service.

(b)	Security is exempt under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.

(c)	All or a portion of this security is on loan.

(d)	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 90 and 91 for definitions of ratings.

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Arizona - 3.1%
$1,000,000	Aaa*	Arizona Student Loan Acquisition Authority Revenue, Series A-1, 5.650% due 5/1/14	$1,072,620

California - 6.8%
100,000	A-1+	California State GO, Floating Rate-Series A-2, 1.630% due 5/1/33(b)(c)	100,000
1,110,000	AAA	Costa Mesa, CA Certificate of Participation, MBIA-Insured, 5.000% due 10/1/18	1,186,701
1,000,000	AAA	Los Angeles, CA Department of Water and Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,091,960

			2,378,661

Connecticut - 3.1%
1,000,000	AAA	Connecticut State GO, Series B, MBIA-Insured, 5.000% due 6/1/17	1,079,990

District of Columbia - 6.5%
1,000,000	AAA	District of Columbia, Series B, 2.815% due 6/1/20(b)	1,114,630
1,075,000	AAA	Metropolitan Washington D.C. Airport Authority System, Series D, FSA-Insured, 5.375% due 10/1/18	1,154,013

			2,268,643

Florida - 7.9%
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, 5.250% due 7/1/20	1,076,310
100,000	A-1	Jacksonville, FL Electric Authority Revenue, Series B, 1.680% due 10/1/30(b)(c)	100,000
200,000	A-1	Putnam County, FL Development Authority PCR, 1.700% due 9/1/24(b)(c)	200,000
1,250,000	AAA	Tampa, FL Utility Tax and Special Revenue, Series A, AMBAC-Insured, 5.250% due 10/1/19	1,371,175

			2,747,485

Hawaii - 3.2%
1,000,000	AA-	Maui County, HI GO, Series A, 5.500% due 3/1/15	1,101,820

Illinois - 6.8%
1,000,000	AAA	Chicago, IL Board of Education GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,113,970
100,000	A-1+	Illinois Health Facilities Authority Revenue, MBIA-Insured, 1.680% due 8/15/26(b)(c)	100,000
1,000,000	AAA	University of Illinois, University Revenue, Series B, FGIC-Insured, 5.500% due 4/1/19	1,145,810

			2,359,780

Indiana - 10.0%
1,000,000	Aaa*	Allen County, IN Public Library Building Corp., MBIA-Insured, 5.000% due 1/15/17	1,057,550
1,200,000	A	Indiana Bond Bank Special Project-Hendricks, Series B, (Pre-Refunded — Escrowed with U.S. government securities to 2/1/07 call @ 102), 6.125% due 2/1/17	1,317,684
100,000	VMIG 1*	Indiana State Educational Facilities Authority Revenue, 1.670% due 7/1/32(b)(c)	100,000
1,000,000	AAA	Indiana State Health Facility Financing Authority Hospital Revenue, Series A, (Pre-Refunded — Escrowed to maturity with U.S. government securities to sinking fund 9/1/12 @100), 5.750% due 9/1/15	1,008,450

			3,483,684

Iowa - 3.2%
1,000,000	AAA	Des Moines, IA Public Parking System Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,121,130

Michigan - 3.5%
1,000,000	AAA	Michigan State House of Representatives Certificate of Participation, AMBAC-Insured, 5.250% due 8/15/14	1,122,710
100,000	A-1+	University of Michigan, University Revenue, Series A, 1.680% due 12/1/19(b)(c)	100,000

			1,222,710

Minnesota - 2.4%
750,000	AAA	Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A, (Pre-Refunded — Escrowed with U.S. government securities to sinking fund 1/1/13 @ 100), 5.750% due 1/1/18	832,155

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Missouri - 0.3%
$100,000	A-1+	Missouri State Health and Educational Facilities Authority, Educational Facilities Revenue, 1.670% due 11/1/32(b)(c)	$100,000

Nevada - 3.7%
1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, 5.250% due 7/1/16	1,302,435

New Jersey - 3.2%
1,000,000	AAA	New Jersey State Transit Corp. Certificate of Participation, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,124,680

New York - 3.8%
100,000	A-1+	New York State, New York City Transitional Finance Authority, Sub. Series 2-F, 1.660% due 11/1/22(b)(c)	100,000
1,100,000	AAA	New York State Urban Development Corporate Revenue, Series A, FSA-Insured, 5.250% due 1/1/14	1,232,220

			1,332,220

North Carolina - 3.0%
1,000,000	AAA	Johnston County, NC GO, FGIC-Insured, 5.000% due 6/1/21	1,063,270

Ohio - 3.1%
1,000,000	AAA	Ohio State Building Authority Revenue, Series A, MBIA-Insured, 4.500% due 4/1/24	985,970
100,000	A-1+	Ohio State Higher Educational Facility Revenue, Series A, 1.680% due 10/1/31(b)(c)	100,000

			1,085,970

Oklahoma - 3.0%
1,000,000	AAA	Oklahoma City, OK Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21	1,053,220

Pennsylvania - 2.8%
1,000,000	Aaa*	Pennsylvania State Higher Educational Facilities Authority Revenue, Series Z, MBIA-Insured, 4.000% due 6/15/20	965,150

Tennessee - 2.2%
		Blount County, TN Public Building Authority, Series A, AMBAC-Insured(b)(c):
100,000	VMIG 1*	Series A-1E, 1.700% due 6/1/22	100,000
400,000	VMIG 1*	Series A-1G, 1.700% due 6/1/17	400,000
150,000	VMIG 1*	Series A-1H, 1.700% due 6/1/20	150,000
100,000	VMIG 1*	Series A-2C, 1.700% due 6/1/21	100,000

			750,000

Texas - 10.9%
1,000,000	AAA	Grapevine, TX GO, FGIC-Insured, 5.700% due 8/15/16	1,117,660
		Harris County TX, Health Facilities Development(b)(c):
		Corporate Revenue:
200,000	A-1+	MBIA-Insured, Texas Medical Center Projects, 1.680% due 9/1/31	200,000
300,000	VMIG 1*	YMCA of the Greater Houston Area, 1.680% due 7/1/37	300,000
300,000	A-1+	Special Facilities Revenue, 1.680% due 2/15/22	300,000
785,000	AAA	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19	814,092
1,000,000	AAA	University of North Texas, University Revenue, FGIC-Insured, 5.000% due 4/15/18	1,051,480

			3,783,232

Washington - 5.9%
1,000,000	AAA	Seattle, WA Water System Revenue, MBIA-Insured, 4.625% due 9/1/24	989,080
1,000,000	AAA	Washington State GO, Series R-3A, MBIA-Insured, 5.000% due 1/1/17	1,057,920

			2,047,000

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Wisconsin - 3.2%
$1,000,000	Aaa*	Sun Prairie, WI Area School District GO, FGIC-Insured, 5.625% due 4/1/16	$1,107,030

		TOTAL INVESTMENTS - 101.6% (Cost - $33,894,087**)	35,382,885
		Liabilities in Excess of Other Assets - (1.6)%	(550,936)

		TOTAL NET ASSETS - 100.0%	$34,831,949

(a)	All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*) are rated by Moody's Investors Service.

(b)	Rate shown reflects current rate on instruments with variable or step coupon rates.

(c)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 90 through 92 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry*
Education	22.5%
General Obligation	18.7
Facility	14.5
General	10.1
Utility	7.0
Medical	6.0
Bank	3.7
Transportation	3.2
School	3.0
Airport	3.0
Water	2.8
Power	2.6
Housing	2.3
Pollution	0.6

100.0%

*	As a percentage of total investments. Please note that fund holdings are subject to change.

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT†		SECURITY	VALUE
BONDS - 81.2%

Belgium - 3.7%
3,800,000		Kingdom of Belgium, 5.750% due 3/28/08*	$5,516,863

Finland - 3.7%
4,000,000		Finland Government Bond, 5.000% due 7/4/07*	5,628,340

France - 8.7%
320,000	GBP	France Telecom S.A., 7.500% due 3/14/11	693,000
		French Treasury Note:
1,750,000		5.000% due 1/12/06	2,388,878
1,000,000		3.000% due 7/12/08	1,336,116
		Government of France:
2,900,000		6.500% due 4/25/11	4,541,673
800,000		4.000% due 10/25/14	1,079,920
1,900,000		5.500% due 4/25/29	2,947,415

			12,987,002

Germany - 18.6%
4,600,000		Bundesschatzanweisungen, 2.750% due 6/23/06*	6,138,859
		Deutsche Bundesrepublik:
2,740,000		6.000% due 1/5/06	3,778,252
3,400,000		4.500% due 7/4/09	4,793,015
6,800,000		5.000% due 7/4/12*	9,891,214
1,900,000		6.250% due 1/4/30	3,219,178

			27,820,518

Greece - 4.1%
3,500,000		Hellenic Republic Government Bond, 6.500% due 1/11/14*	5,576,929
370,000		Public Power Corp., 4.500% due 3/12/09	510,580

			6,087,509

Hong Kong - 0.5%
500,000	EUR	Hutchison Whampoa Finance Ltd., 5.875% due 7/8/13	724,080

Italy - 4.5%
4,140,000		Buoni Poliennali Del Tesoro, 4.750% due 3/15/06*	5,661,430
720,000		Telecom Italia S.p.A., 6.250% due 2/1/12	1,082,148

			6,743,578

Japan - 14.3%
		Development Bank of Japan:
530,000,000		1.400% due 6/20/12*	5,254,481
560,000,000		1.600% due 6/20/14	5,530,982
		Japan Finance Corp. for Municipal Enterprises:
550,000,000		1.550% due 2/21/12	5,529,623
520,000,000		1.350% due 11/26/13	5,060,216

			21,375,302

Luxembourg - 0.5%
500,000		Hannover Finance (Luxembourg) S.A., 6.250% due 3/14/31	738,963

Mexico - 0.5%
540,000	EUR	Pemex Project Funding Master Trust, 6.250% due 8/5/13‡	771,837

The Netherlands - 4.1%
4,000,000		Netherlands Government Bond, 5.250% due 7/15/08*	5,747,826
280,000		TPSA Eurofinance BV, 6.625% due 3/1/06	389,447

			6,137,273

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT†		SECURITY	VALUE
Poland - 4.1%
		Poland Government Bond:
6,280,000		6.000% due 5/24/09	$1,934,847
14,100,000		Zero coupon due 8/12/05	4,267,816

			6,202,663

Portugal - 3.6%
4,000,000		Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08*	5,386,176

Spain - 2.7%
3,000,000		Spain Government Bond, 3.600% due 1/31/09	4,088,238

United Kingdom - 6.9%
		United Kingdom Gilt:
860,000		7.500% due 12/7/06	1,734,503
4,270,000		5.000% due 9/7/14*	8,398,641
200,000	EUR	Xerox Capital Europe PLC, 5.250% due 12/3/04	265,170

			10,398,314

United States - 0.7%
670,000	EUR	General Motors Acceptance Corp. Swift Trust 1999-1, 5.000% due 1/18/05‡	890,962
100,000		Nextel Communications Inc., 5.250% due 1/15/10	102,000

			992,962

		TOTAL BONDS
		(Cost - $110,181,606)	121,599,618

SHORT-TERM INVESTMENTS - 27.7%

COMMERCIAL PAPER - 26.7%
2,400,000		ANZ Delaware Inc., 1.860% due 12/8/04	2,399,132
3,300,000		Dexia Delaware LLC, 2.040% due 1/25/05	3,289,715
		Federal Home Loan Bank (FHLB), Discount Notes:
2,500,000		Zero coupon due 12/8/04	2,499,032
1,400,000		Zero coupon due 1/12/05	1,396,562
3,300,000		Zero coupon due 1/19/05	3,291,151
2,400,000		Zero coupon due 1/28/05	2,392,112
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
100,000		Zero coupon due 2/8/05	99,579
1,400,000		Zero coupon due 2/15/05	1,393,512
4,050,000		Zero coupon due 3/1/05	4,027,065
1,400,000		Zero coupon due 3/8/05	1,391,456
1,400,000		Zero coupon due 3/11/05	1,391,191
1,100,000		Zero coupon due 3/15/05	1,092,803
2,200,000		Fortis Funding LLC, 2.000% due 1/21/05	2,193,767
500,000		General Electric Capital Corp., 2.280% due 2/23/05	497,055
3,300,000		HBOS Treasury Services PLC, 2.070% due 2/22/05	3,277,420
3,900,000		Shell Finance PLC, 2.100% due 1/7/05	3,891,582
2,200,000		Skandinaviska Enskilda Banken AB, 2.120% due 2/4/05	2,188,081
3,200,000		UBS Finance Delaware LLC, 2.030% due 2/22/05	3,177,264

		TOTAL COMMERCIAL PAPER
		(Cost - $39,908,157)	39,888,479

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT†	SECURITY	VALUE
U.S. TREASURY BILLS - 0.1%
190,000	U.S. Treasury Bills due 12/16/04(a) (Cost - $189,856)	$189,856

REPURCHASE AGREEMENT - 0.9%
1,402,000	State Street Bank and Trust Co. dated 11/30/04, 1.790% due 12/1/04; Proceeds at maturity $1,402,070; (Fully collateralized by U.S. Treasury Bonds, 8.750% due 8/15/20; Market value - $1,434,263) (Cost - $1,402,000)	1,402,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $41,500,013)	41,480,335

	TOTAL INVESTMENTS - 108.9% (Cost - $151,681,619**)	163,079,953
	Liabilities in Excess of Other Assets - (8.9)%	(13,337,035)

	TOTAL NET ASSETS - 100.0%	$149,742,918

(a)	All or a portion of this security is held as collateral for open futures contracts.

†	Face amount represents local currency unless otherwise indicated.

‡	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

*	All or a portion of this security is segregated for open futures contracts and open forward foreign currency contracts.

**	Aggregate cost for federal income tax purposes is substantially the same.

Currency abbreviations used in this schedule:

EUR - Euro

GBP - British Pound

Summary of Investments by Industry***
Government	82.7%
Financial	14.2
Communications	1.4
Repurchase Agreement	0.9
Energy	0.5
Utilities	0.3

100.0%

***	As a percentage of total investments. Please note that fund holdings are subject to change.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s’’) — Ratings from “AA’’ to “CCC’’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA’’ have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA’’ have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A’’ have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB’’ are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB’’ “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s’’) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa’’ to “Caa,’’ where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa’’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.’’ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa’’ are judged to be of high quality by all standards. Together with the “Aaa’’ group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A’’ possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa’’ are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

VMIG 1 — Moody’s highest rating for issues having demand feature — variable-rate demand obligation (VRDO).

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Abbreviations*

AMBAC — Ambac Assurance Corporation

CMO — Collateralized Mortgage Obligations

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financing Security Assurance

GNMA — Government National Mortgage Association

GO — General Obligation

ISD — Independent School District

MBIA — Municipal Bond Investors Assurance Corporation

PCR — Pollution Control Revenue

PDI — Past Due Interest

PSFG — Permanent School Fund Guaranty

VRDN — Variable Rate Demand Note

*	Abbreviations may or may not appear in the schedule of investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, Government Money Investments, Core Fixed Income Investments (formerly known as Intermediate Fixed Income Investments), High Yield Investments, Municipal Bond Investments and International Fixed Income Investments (“Fund(s)”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets and in the over-the-counter market are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the current bid and asked prices; except for Government Money Investments, which values investments using the amortized cost method. Securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices. U.S. government agencies and obligations are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures Contracts. The Funds, except Government Money Investments, may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedules of Investments (unaudited) (continued)

(d) Option Contracts. The Funds, except for Government Money Investments, may write or purchase a call or a put option, an amount equal to the premium received or paid by the Funds are recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Funds realize a gain or loss equal to the amount of the premium received or paid. When the Funds enter into a closing transaction by purchasing or selling an offsetting option, they realize a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Funds purchased upon exercise of the option. The Funds enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Funds give up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Funds are exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases.

(e) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(f) Lending of Portfolio Securities. The Funds, except Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Emerging Markets Equity Investments, Government Money Investments and Municipal Bond Investments, have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(g) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage Dollar Roll Transactions. Core Fixed Income Investments may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

Notes to Schedules of Investments (unaudited) (continued)

(i) Security Transactions and Investment Income. Security transactions are accounted for on trade date.

(j) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Capitalization Value Equity Investments	$208,549,490	$(15,554,858)	$192,994,632
Large Capitalization Growth Investments	293,278,105	(24,890,320)	268,387,785
Small Capitalization Value Equity Investments	132,145,120	(3,573,308)	128,571,812
Small Capitalization Growth Investments	99,060,322	(15,694,134)	83,366,188
International Equity Investments	137,478,579	(5,747,694)	131,730,885
Emerging Markets Equity Investments	67,501,103	(2,572,642)	64,928,461
Core Fixed Income Investments	6,692,698	(2,847,156)	3,845,542
High Yield Investments	13,985,019	(1,101,148)	12,883,871
Municipal Bond Investments	1,586,229	(97,431)	1,488,798
International Fixed Income Investments	11,418,012	(19,678)	11,398,334

At November 30, 2004, Emerging Markets Equity Investments, Core Fixed Income Investments and the International Fixed Income Investments had the following open futures contracts:

Emerging Markets Equity Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
Taiwan MSCI	6	12/04	$148,542	$145,740	$(2,802)

Notes to Schedules of Investments (unaudited) (continued)

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro Dollar	42	12/04	$10,257,825	$10,239,862	$(17,963)
Euro Dollar	25	6/05	6,077,613	6,052,500	(25,113)
Euro Dollar	85	9/05	20,615,687	20,529,625	(86,062)
Euro Dollar	153	9/05	36,871,515	36,953,325	81,810
Germany Federation Republic Bonds 5 Year	40	12/04	5,891,675	5,990,192	98,517
Germany Federation Republic Bonds 10 Year	1	12/04	155,124	156,755	1,631
U.S. 2 Year Treasury Notes	4	12/04	846,516	841,062	(5,454)
U.S. 10 Year Treasury Notes	303	12/04	33,768,375	33,770,297	1,922
U.S. Treasury Bonds	29	12/04	3,277,906	3,221,719	(56,187)
U.S. Treasury Bonds	14	3/05	1,573,250	1,541,750	(31,500)
U.S. Treasury Bonds	38	3/05	4,224,098	4,184,750	(39,348)

					(77,747)

Contracts to Sell:
U.S. Treasury Bonds	50	12/04	5,545,532	5,554,688	(9,156)
U.S. 5 Year Treasury Notes	14	12/04	1,550,110	1,536,063	14,047
U.S. 5 Year Treasury Notes	156	12/04	17,288,969	17,116,125	172,844
U.S. 10 Year Treasury Notes	17	3/05	1,904,978	1,882,750	22,228

					199,963

					$122,216

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Euro-Bond 10 Year	54	12/04	$8,391,784	$8,464,785	$73,001
Japan 10 Year Bond	1	12/04	1,336,309	1,345,431	9,122

					$82,123

At November 30, 2004, Core Fixed Income Investments held purchased call options with a total cost of $16,910.

Notes to Schedules of Investments (unaudited) (continued)

The written call options transaction for Core Fixed Income Investments, which occurred during the three months ended November 30, 2004:

Core Fixed Income Investments	Number of Contracts	Premiums
Options written, outstanding at August 31, 2004	(259)	$(175,573)
Options written	(494)	(200,278)
Options cancelled	351	194,263
Options expired	235	114,125

Options written, outstanding at November 30, 2004	(167)	$(67,463)

At November 30, 2004, International Equity Investments, Emerging Markets Equity Investments and Core Fixed Income Investments had the following open forward foreign currency contracts:

International Equity Investments	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Swedish Krone	515,335	$76,473	12/1/04	$(328)
Swedish Krone	2,163,779	321,092	12/2/04	(1,138)

				(1,466)

To Sell:
Japanese Yen	12,672,467	122,980	12/1/04	137
Japanese Yen	8,038,984	78,014	12/2/04	(64)

				73

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,393)

Emerging Markets Equity Investments	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
South African Rand	6,433,000	1,103,919	12/20/04	$137,568

To Sell:
Mexican Peso	2,934,751	261,040	12/1/04	(173)
South African Rand	6,433,000	1,103,919	12/20/04	(114,607)

				(114,780)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$22,788

Notes to Schedules of Investments (unaudited) (continued)

Core Fixed Income Investments	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)

To Buy:
Euro	1,456,000	$1,930,438	12/9/04	$77,518
Japanese Yen	161,120,000	1,563,589	1/27/05	56,315

				133,833

To Sell:
Euro	466,000	617,865	12/9/04	(31,281)
Euro	191,774	254,272	12/9/04	728
Euro	694,000	920,140	12/9/04	(15,601)

				(46,154)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$87,679

International Fixed Income Investments	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Australian Dollar	660,000	$509,140	12/17/04	$33,412
Canadian Dollar	48,000	40,320	12/14/04	101
Canadian Dollar	135,000	113,399	12/14/04	3,415
Canadian Dollar	550,000	461,997	12/14/04	5,679
Canadian Dollar	3,621,000	3,041,623	12/14/04	90,282
Danish Krone	249,000	44,432	12/9/04	(112)
Danish Krone	1,184,000	211,277	12/9/04	3,478
Danish Krone	8,720,000	1,556,028	12/9/04	116,513
Euro	121,000	160,433	12/9/04	6,447
Euro	123,000	163,085	12/9/04	2,683
Euro	135,000	178,995	12/9/04	5,057
Euro	193,000	255,897	12/9/04	10,169
Euro	443,000	587,370	12/9/04	22,638
Euro	1,173,000	1,555,270	12/9/04	74,604
Euro	7,186,000	9,527,854	12/9/04	272,753
Indian Rupee	35,771,200	802,900	2/8/05	12,900
Japanese Yen	42,790,006	415,425	12/6/04	13,426
Japanese Yen	68,003,850	660,213	12/6/04	18,213
Japanese Yen	73,000,000	708,718	12/6/04	20,784
Japanese Yen	741,060,000	7,194,559	12/6/04	196,825
Japanese Yen	891,578,000	8,655,858	12/6/04	225,418
Japanese Yen	1,885,799,000	18,369,323	1/27/05	727,721
New Taiwan Dollar	6,886,950	214,340	2/14/05	4,340
New Zealand Dollar	252,000	179,559	12/17/04	2,323

New Zealand Dollar	8,153,000	5,809,292	12/17/04	138,881
Pound Sterling	31,000	59,063	12/14/04	2,013
Pound Sterling	600,000	1,143,164	12/14/04	40,304
South Korean Won	188,445,000	179,420	2/11/05	9,420
Swedish Krona	1,363,000	202,272	12/9/04	8,964
Swedish Krona	9,300,000	1,380,142	12/9/04	115,008
Swiss Franc	131,000	114,714	12/9/04	1,766
Swiss Franc	207,000	181,265	12/9/04	6,440
Swiss Franc	1,410,000	1,234,704	12/9/04	118,138

				2,310,003

To Sell:
Euro	7,604	10,081	12/9/04	(81)
Euro	90,000	119,330	12/9/04	180
Euro	210,000	278,437	12/9/04	(14,140)
Euro	805,000	1,067,342	12/9/04	(28,917)
Euro	2,220,000	2,943,478	12/9/04	(102,322)
Indian Rupee	29,289,000	657,404	2/8/05	(7,404)
Japanese Yen	17,000,000	165,595	1/27/05	(4,090)
New Zealand Dollar	8,260,000	5,885,534	12/17/04	(284,923)
Polish Zloty	17,330,000	5,433,867	2/22/05	(151,458)
Pound Sterling	951,000	1,811,915	12/14/04	(72,298)

				(665,453)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$1,644,550

At November 30, 2004, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Fund	Value
Small Capitalization Value Equity Investments	$115,662,104
Small Capitalization Growth Investments	88,479,985
International Equity Investments	164,259,873
Core Fixed Income Investments	76,252,373
High Yield Investments	30,492,189

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2004, the Funds listed below received cash collateral, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act. The amount of the cash collateral was as follows:

Fund	Value
Small Capitalization Value Equity Investments	$118,734,981
Small Capitalization Growth Investments	88,488,174
International Equity Investments	170,777,635
Core Fixed Income Investments	77,910,455
High Yield Investments	31,190,795

In addition, Core Fixed Income Investments received securities as collateral having a market value of $15,680, which is maintained in a segregated account by the custodian.

Income earned by the Funds from securities lending for the three months ended November 30, 2004 was as follows:

Fund	Value
Small Capitalization Value Equity Investments	$23,755
Small Capitalization Growth Investments	16,336
International Equity Investments	111,541
Core Fixed Income Investments	13,393
High Yield Investments	9,018

During the three months ended November 30, 2004, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $59,387,156. For the three months ended November 30, 2004, Core Fixed Income Investments recorded interest income of $189,421 related to such transactions.

At November 30, 2004, Core Fixed Income Investments held securities under outstanding mortgage dollar rolls with a total cost of $11,269,258.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: January 31, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault Chief Financial Officer

Date: January 31, 2005